UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21803

THE CAMPBELL MULTI-STRATEGY TRUST
(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive Baltimore, Maryland 21209
(Address of principal executive offices) (Zip code)

G. William Andrews Campbell & Company Investment Adviser LLC 2850 Quarry Lake Drive Baltimore, Maryland 21209
(Name and address of agent for service)

Registrant’s telephone number including area code:	(800) 698-7235

Date of fiscal year end:	December 31, 2012

Date of reporting period:	December 31, 2012

Item 1. Reports to Shareholders.

The Campbell
Multi-Strategy Trust

Annual Report

December 31, 2012

The Campbell Multi-Strategy Trust

Dear Shareholder,

The Campbell Multi-Strategy Trust finished the year 2012 down 0.38%, capping a slightly negative year for the fund. Though 2012 was a difficult year for the industry, the Trust provided significant alpha relative to industry benchmarks, outperforming the Newedge CTA Index and the BTOP50 Index by 2.6% and 1.6%, respectively. The Campbell Multi-Strategy Trust outperformed both of these benchmarks in each of the last 3 years. This has led to a considerable difference in cumulative returns; since 2010, the Campbell Multi-Strategy Trust has gained more than 16%, while the Newedge CTA and BTOP50 Indices are +1% and flat, respectively.

After a second negative year for the major CTA indices, investors may be wondering — is the strategy broken? Have the markets changed in some fundamental way and eliminated the opportunities for Managed Futures funds? In retrospect, it may be tempting to attribute the recent difficulties for the industry to some shift in market behavior. The reality, however, is that the strategy is cyclical and has experienced similar periods numerous times in the past.

The chart at the bottom of this page (Exhibit A), which shows the 3-year rolling Sharpe ratio of Managed Futures since 1990 (using the BTOP50 Index as a proxy), allows us to view the recent performance of the strategy in the context of historical results. A few noteworthy takeaways:

•	Since 1990, the Sharpe ratio of Managed Futures has ranged from approximately -0.5 to +1.0.
•	During this 20+ year period, the Sharpe ratio has been mostly positive.
•	The strategy has been highly cyclical, however, with a negative Sharpe ratio (shown in Exhibit A) occurring numerous times.
•	The negative Sharpe ratio in the recent period is similar in both size and duration to other negative periods since 1990.

One reason why it may have been a difficult year for the CTA industry was the large decline in volatility in all sectors. Exhibit B shows the realized volatility

Past performance is not indicative of future results.

(3-month rolling, based on daily data) in 2012 for a representative market from each sector, and the steep compression in volatility is apparent in each case.

In foreign exchange, for example, realized volatility in the US Dollar Index (on the left) dropped by more than half during the year, ultimately reaching a 5-year low in December. Implied volatility in the sector (G7 currencies only), as tracked by the JP Morgan G7 Implied Volatility Index, also reached a 5-year low towards year-end. In interest rates, realized volatility in 10-Year Treasuries (second from left) experienced a similar decline, as did its implied volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index. Both reached 5-year lows in December. The same is true for Gold (on the right) and Hang Seng (second from right) in the Commodity and Equity sectors.

Whether or not the industry continues to experience difficulties, our goal is to provide both positive absolute returns and outperformance relative to our peers. One way we seek to achieve this goal is by continuing to invest in our team. In 2012, we added 5 exceptional individuals to our research group, including one senior level research manager. With these additions, we have more than 80 people working on our investment strategy, focused full-time on improving risk-adjusted performance for our investors. The team has a number of new initiatives under way, many of which are expected to come to fruition in 2013. We are looking forward to an exciting year. Best of luck to you in 2013!

Best regards,

William Andrews
Chief Executive Officer

Past performance is not indicative of future results.

Important Disclosures: The views expressed in this material are those of Campbell and are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, or investment advice. Investors are cautioned to consider the investment objectives, risks, and charges of funds before investing. The prospectus or offering memorandum contains this and other information about funds. The prospectus or offering memorandum is available from your financial advisor and should be read carefully before investing. Futures and forward trading is speculative, involves substantial risk and is not suitable for all investors. While adding managed futures to a diversified portfolio has the potential to decrease volatility and enhance returns and to profit in rising or falling markets, there is no guarantee that managed futures products will achieve these goals or that managed futures will outperform any other asset class during any particular time. Past performance is not indicative of future results. The market charts in this Review were compiled by Campbell & Company.

The BTOP50 Index seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50.

The Newedge CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The Newedge CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment.

The US Dollar Index is a leading benchmark for the international value of the US dollar measuring the performance of the dollar against a basket of currencies which includes: EUR, JPY, GBP, CAD, CHF and SEK.

The Dow Jones Credit Suisse 10-Year Treasury Index measures the performance of a theoretical investment in a long-term U.S. Treasury security by tracking the price returns of the 10-year nominal Treasury bond.

The Hang Seng Index (“HSI”), the most widely quoted gauge of the Hong Kong stock market, includes the largest and most liquid stocks listed on the Main Board of the Stock Exchange of Hong Kong.

Spot Gold (Gold): Gold that is bought and sold for cash and delivered immediately. The spot price is different from the futures price on an exchange, which reflects the commodity price at a certain date in the future.

The JP Morgan G7 Implied Volatility Index follows an aggregate volatility in currencies through a turnover-weighted index of G7 market volatility, based on three-month at-the-money forward options. The index is designed to allow investors to measure aggregate risk premiums in currency markets.

The Merrill Lynch Option Volatility Estimate (MOVE) Index is a yield curve weighted index of the normalized implied volatility on 1-month Treasury options. It is the weighted average of volatilities on the CT2, CT5, CT10, and CT30

Sharpe Ratio: A risk-adjusted measure of reward per unit of risk.

Standard Deviation (volatility): A risk statistic used to measure the amount of volatility of the return observations around the portfolio’s average return.

Past performance is not indicative of future results.

Deloitte & Touche LLP 1750 Tysons Blvd. McLean, VA 22102-4219 USA Tel: +1 703 251 1000 Fax: +1 703 251 3400 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust:

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the “Trust”), including the condensed schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in shareholders’ capital (net assets) for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2012, the results of its operations for the year then ended, the changes in its shareholders’ capital (net assets) for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

February 28, 2013

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES
Common Stocks
Bermuda
Energy
Energy XXI Bermuda	39,991	$1,287,310	0.92%
Seadrill Ltd.	39,845	1,466,296	1.05%
Total Energy		2,753,606	1.97%
Financials		192,535	0.14%
Information Technology		68,061	0.05%
Total Bermuda		3,014,202	2.16%
Brazil
Utilities		522,275	0.37%
Canada
Energy
EnCana Corp	47,768	943,896	0.68%
Other		300,251	0.21%
Total Energy		1,244,147	0.89%
Financials		3,801	0.00%
Health Care		565,791	0.40%
Industrials		113,001	0.08%
Materials
Agrium Company	13,853	1,384,053	0.99%
Goldcorp Inc.	16,491	605,220	0.43%
Yamana Gold	84,460	1,453,557	1.04%
Other		101,060	0.08%
Total Materials		3,543,890	2.54%
Total Canada		5,470,630	3.91%
Cayman Islands
Consumer Discretionary		62,527	0.04%
Information Technology		557,169	0.40%
Total Cayman Islands		619,696	0.44%
Chile
Materials		807	0.00%
India
Consumer Discretionary		36,101	0.03%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Ireland
Information Technology
Accenture plc – Class A	19,747	$1,313,176	0.94%
Other		271,059	0.19%
Total Information Technology		1,584,235	1.13%
Total Ireland		1,584,235	1.13%
Israel
Health Care		61,910	0.04%
Information Technology		427,876	0.31%
Total Israel		489,786	0.35%
Japan
Consumer Discretionary		1,987,309	1.42%
Consumer Staples		969,287	0.69%
Energy		65,613	0.05%
Financials		1,777,927	1.27%
Health Care		554,403	0.40%
Industrials		2,238,150	1.60%
Information Technology		1,377,992	0.99%
Materials		1,125,965	0.81%
Utilities		505,929	0.36%
Total Japan		10,602,575	7.59%
Liberia
Consumer Discretionary		218,144	0.16%
Mexico
Telecommunication Services
America Movil – Series L – ADR	63,985	1,480,613	1.06%
Total Mexico		1,480,613	1.06%
South Africa
Energy		24,502	0.02%
South Korea
Materials		58,655	0.04%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Switzerland
Financials		$208,932	0.15%
Information Technology		127,433	0.09%
Total Switzerland		336,365	0.24%
United Kingdom
Consumer Staples		501,571	0.36%
Energy		274,988	0.20%
Financials		150,915	0.10%
Information Technology		525,724	0.38%
Total United Kingdom		1,453,198	1.04%
United States
Consumer Discretionary
Bally Technologies Inc.*	22,824	1,020,461	0.73%
Comcast Corp. – Class A	39,643	1,481,855	1.06%
Cooper Tire & Rubber	26,413	669,834	0.48%
Darden Restaurants Inc.	26,465	1,192,777	0.85%
Foot Locker Inc.	45,731	1,468,880	1.05%
The Gap Inc.	32,590	1,011,593	0.72%
Harley Davidson Inc.	20,920	1,021,733	0.73%
Jarden Corp.*	28,225	1,459,233	1.04%
Mattel Inc.	38,401	1,406,245	1.01%
Yum! Brands Inc.	19,292	1,280,989	0.92%
Other		9,005,559	6.45%
Total Consumer Discretionary		21,019,159	15.04%
Consumer Staples
Hain Celestial Group Inc.*	21,368	1,158,573	0.83%
Wal-Mart Stores Inc.	18,051	1,231,620	0.88%
Other		587,746	0.42%
Total Consumer Staples		2,977,939	2.13%
Energy
Range Resources Corp.	14,899	936,104	0.67%
Other		1,946,022	1.39%
Total Energy		2,882,126	2.06%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Financials
Affiliated Managers Group Inc.*	7,697	$1,001,765	0.72%
Allstate Corp.	36,590	1,469,820	1.05%
CME Group Inc.	29,117	1,476,523	1.06%
Discover Financial Services	38,826	1,496,742	1.07%
Franklin Resources Inc.	10,890	1,368,873	0.98%
IntercontinentalExchange Inc.*	11,828	1,464,425	1.05%
Texas Capital*	20,086	900,255	0.64%
U.S. Bancorp	19,383	619,093	0.44%
Other		3,258,352	2.33%
Total Financials		13,055,848	9.34%
Health Care
Affymax Inc.*	35,354	671,726	0.48%
Medtronic Inc.	35,987	1,476,187	1.06%
Parexel International Corp.*	29,741	880,037	0.63%
Other		2,641,658	1.89%
Total Health Care		5,669,608	4.06%
Industrials
General Electric Co.	29,420	617,526	0.44%
Hubbell Inc. – Class B	7,593	642,596	0.46%
Illinois Tool Works Inc.	24,235	1,473,730	1.05%
Lockheed Martin Corp.	9,531	879,616	0.63%
Pall Corp.	10,248	617,544	0.44%
Roper Industries Inc.	7,508	836,992	0.60%
Union Pacific Corp.	5,086	639,412	0.46%
Valmont Industries Inc.	5,964	814,384	0.58%
Wesco International Inc.*	13,932	939,435	0.67%
Other		6,366,755	4.56%
Total Industrials		13,827,990	9.89%
Information Technology
Cavium Inc.*	40,863	1,275,334	0.91%
Ebay Inc.*	15,964	814,483	0.58%
Qualcomm Inc.	14,501	899,352	0.64%
Synopsis*	20,918	666,029	0.48%
Total System Services Inc.	31,465	673,980	0.48%
Other		6,860,229	4.92%
Total Information Technology		11,189,407	8.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Materials
Allied Nevada Gold Corp.	19,655	$592,205	0.42%
Eastman Chemical Co.	15,150	1,030,958	0.74%
Huntsman Corp.	51,650	821,235	0.59%
Other		4,263,791	3.05%
Total Materials		6,708,189	4.80%
Telecommunication Services		375,198	0.27%
Utilities
Centerpoint Energy Inc.	48,943	942,153	0.67%
Other		69,814	0.06%
Total Utilities		1,011,967	0.73%
Total United States		78,717,431	56.33%
Total Common Stocks (cost $104,215,132)		104,629,215	74.87%

United States Government Securities**
Maturity Face Value	Maturity Date	Description
$7,500,000	3/28/2013	U.S. Treasury Bill
(cost including accrued interest, – $7,498,656)			7,499,160	5.36%
Total investment securities (cost – $111,713,788)			$112,128,375	80.23%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Value ($)	% of Net Asset Value
FUTURES CONTRACTS PURCHASED
Description
Agriculture	$(161,550)	(0.12)%
Energy	90,270	0.06%
Metals	(83,959)	(0.06)%
Stock indices	634,312	0.45%
Short-term interest rates	34,194	0.02%
Long-term interest rates	496,746	0.37%
Net unrealized gain on long futures contracts purchased	$1,010,013	0.72%
FUTURES CONTRACTS SOLD
Description
Agriculture	$316,438	0.23%
Energy	(142,470)	(0.10)%
Metals	290,052	0.21%
Stock indices	(38,350)	(0.03)%
Short-term interest rates	(1,687)	0.00%
Long-term interest rates	(248,792)	(0.18)%
Net unrealized gain on short futures contracts sold	175,191	0.13%
Net unrealized gain on futures contracts	$1,185,204	0.85%
LONG FORWARD CURRENCY CONTRACTS
Description	Value	% of Net Asset Value
Various long forward currency contracts	$730,608	0.52%
Total long forward currency contracts	$730,608	0.52%
SHORT FORWARD CURRENCY CONTRACTS
Description	Value	% of Net Asset Value
Japanese Yen, Maturity Date 3/21/13	$4,857,176	3.48%
Various other short forward currency contracts	(2,434,290)	(1.75)%
Total short forward currency contracts	2,422,886	1.73%
Net unrealized gain forward currency contracts	$3,153,494	2.25%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT
Common Stocks
Argentina
Telecommunication Services
Telecom Argentina S.A. – ADR	7,430	$84,553	0.06%
Bermuda
Consumer Discretionary
Helen of Troy Ltd.***	8,181	273,164	0.20%
Energy
Nabors Industries Ltd.***	2,774	40,084	0.03%
Financials
Arch Capital Group Ltd.***	2,737	120,483	0.08%
Industrials
Aircastle Ltd.	893	11,198	0.01%
Total Bermuda		444,929	0.32%
Brazil
Financials
Banco Bradesco – ADR	11,679	202,864	0.15%
Industrials
Embraer S.A. – ADR	1,490	42,480	0.03%
Materials
Gerdau S.A. – ADR	1,644	14,780	0.01%
Vale S.A. – ADR	53,527	1,121,926	0.80%
Total Materials		1,136,706	0.81%
Telecommunication Services
TIM Participacoes S.A. – ADR	5,343	105,898	0.07%
Total Brazil		1,487,948	1.06%
British Virgin Islands
Financials
UTi Worldwide Inc.	4,122	55,235	0.04%
Canada
Consumer Discretionary
Gildan Activewear Inc.	376	13,754	0.01%
Magna International Inc. – Class A	7,395	369,898	0.26%
Total Consumer Discretionary		383,652	0.27%
Energy
Canadian Natural Resources Ltd.	9,420	271,955	0.19%
Enbridge Inc.	11,967	518,410	0.37%
Enerplus Corp.	1,662	21,540	0.02%
Total Energy		811,905	0.58%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Financials
Bank Nova Scotia	18,229	$1,055,095	0.76%
Brookfield Properties Corp.	9,433	160,455	0.11%
Canadian Imperial Bank Of Commerce	206	16,606	0.01%
Manulife Financial Corp.	8,285	112,593	0.08%
Sun Life Financial Inc.	6,180	163,956	0.12%
Total Financials		1,508,705	1.08%
Health Care
Valeant Pharmaceuticals International***	4,395	262,689	0.19%
Industrials
Progressive Waste Solutions Ltd.	931	20,110	0.02%
Information Technology
Celestica Inc.***	673	5,485	0.00%
Open Text Corp.***	230	12,850	0.01%
Total Information Technology		18,335	0.01%
Materials
Barrick Gold Corp.	6,880	240,869	0.17%
Eldorado Gold Corp.	11,846	152,576	0.11%
Iamgold Corp.	4,311	49,447	0.04%
Teck Resources Ltd. – Class B	10,259	372,915	0.27%
Total Materials		815,807	0.59%
Total Canada		3,821,203	2.74%
Cayman Islands
Consumer Discretionary
Home Inns & Hotels Management Inc. – ADR***	330	9,537	0.01%
Consumer Staples
Herbalife Ltd.	137	4,513	0.00%
Health Care
Mindray Medical International Ltd. – ADR	3,383	110,624	0.08%
Industrials
51job Inc. – ADR***	22	1,029	0.00%
Information Technology
Baidu, Inc. – ADR***	1,744	174,905	0.13%
Perfect World Co., Ltd. – ADR	2,528	26,873	0.02%
SINA Corporation***	2,389	119,976	0.09%
Total Information Technology		321,754	0.24%
Total Cayman Islands		447,457	0.33%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
China
Energy
China Petroleum & Chemical Corp.	110	$12,641	0.01%
Colombia
Financials
Bancolombia S.A. – ADR	2,514	167,382	0.12%
Germany
Health Care
Fresenius Medical Care AG & Co. KGaA – ADR	108	3,704	0.00%
India
Financials
Icici Bank Ltd.	3,024	131,876	0.09%
Health Care
Dr Reddy's Laboratories Ltd. – ADR	354	11,785	0.01%
Total India		143,661	0.10%
Ireland
Health Care
Icon Plc. – ADR***	3,066	85,112	0.07%
Industrials
Ryanair Holdings Plc. – ADR	2,061	70,651	0.05%
Total Ireland		155,763	0.12%
Israel
Information Technology
Check Point Software Technologies Ltd.***	21,112	1,005,776	0.72%
NICE Systems Ltd. – ADR***	1,766	59,126	0.04%
Total Information Technology		1,064,902	0.76%
Japan
Consumer Discretionary
ABC-Mart Inc.	800	34,736	0.02%
Akebono Brake Industry Co.	5,800	26,890	0.02%
Alpen Co. Ltd.	300	5,252	0.00%
Aoki Holdings Inc.	300	6,823	0.00%
Aoyama Trading Co. Ltd.	300	5,716	0.00%
Arc Land Sakamot	1,200	18,517	0.01%
Arnest One Corp.	100	1,630	0.00%
Asatsu-Dk Inc.	1,900	44,964	0.03%
Autobacs Seven Co. Ltd.	1,200	50,098	0.04%
Bridgestone Corp.	2,600	66,687	0.05%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Canon Marketing Japan Inc.	5,100	$72,639	0.05%
Chofu Seisakusho Co. Ltd.	200	4,403	0.00%
Corona Corp.	100	1,233	0.00%
D.A. Consortium Inc.	15	3,721	0.00%
Daiei Inc.***	13,100	30,065	0.02%
Daihatsu Motor Co. Ltd.	12,000	236,789	0.17%
Daiichikosho Co. Ltd.	800	18,535	0.01%
Daikoku Denki Co. Ltd.	400	8,331	0.01%
DCM Holdings Co., Ltd.	3,700	24,237	0.02%
Dentsu Inc.	4,700	124,939	0.09%
Doshisha Co. Ltd.	800	20,851	0.01%
Doutor Nichires	1,400	18,180	0.01%
Fast Retailing Co. Ltd.	400	100,750	0.07%
F.C.C. Co. Ltd.	1,700	35,016	0.03%
Fuji Co. Ltd.	300	6,280	0.00%
Funai Electric Co. Ltd.	100	1,292	0.00%
Gunze Ltd.	9,000	23,458	0.02%
Heiwa Corp.	400	6,463	0.00%
Hikari Tsushin	1,600	61,446	0.04%
Honda Motor Co. Ltd.	400	14,508	0.01%
Joshin Denki Co. Ltd.	1,000	9,768	0.01%
Kawai Musical Instruments Manufacturing Co. Ltd.	6,000	11,071	0.01%
Kimoto Co. Ltd.	1,200	9,784	0.01%
Kohnan Shoji Co.	5,700	69,352	0.05%
Koito Manufacturing Co. Ltd.	1,000	14,393	0.01%
Komeri Co. Ltd.	3,400	85,598	0.06%
Konaka Co. Ltd.	800	5,416	0.00%
Kura Corp.	500	6,902	0.00%
Kyoritsu Maintenance Co. Ltd.	100	2,150	0.00%
LEC Inc.	300	3,318	0.00%
NGK Spark Plug Co. Ltd.	12,000	157,767	0.16%
Nice Corp.	5,000	12,801	0.01%
Nikon Corp.	200	5,826	0.00%
Panahome Corp.	9,000	59,993	0.04%
Plenus Co. Ltd.	700	11,302	0.01%
Point Inc.	1,840	66,950	0.05%
Royal Holdings Co. Ltd.	200	2,302	0.00%
Saint Marc Holdings Co. Ltd.	400	14,162	0.01%
Saizeriya Co. Ltd.	3,000	40,999	0.03%
Sanden Corp.	6,000	25,187	0.02%
Sankyo Co. Ltd.	500	19,750	0.01%
Sanyo Shokai Ltd.	5,000	13,263	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Seiko Corp.***	7,000	$16,711	0.01%
Shimachu Co. Ltd.	1,400	29,240	0.02%
SNT Corp.	2,800	11,883	0.01%
Sony Corp.	2,900	32,040	0.02%
Sumitomo Forestry Co. Ltd.	1,900	17,858	0.01%
Tact Home Co. Ltd.	6	7,452	0.01%
Tamron Co. Ltd.	200	5,616	0.00%
Toho Co. Ltd.	1,200	21,022	0.02%
Tokai Rika	2,800	38,492	0.03%
Tomy Co. Ltd.	4,000	22,004	0.02%
Toyo Tire & Rubber Co. Ltd.	1,000	2,952	0.00%
Toyota Boshoku Corp.	3,000	34,321	0.02%
Toyota Motor Corp. – ADR	783	73,015	0.05%
VT Holdings Co. Ltd.	1,600	15,186	0.01%
Xebio Co. Ltd.	1,300	26,312	0.02%
Yamada Denki Co. Ltd.	570	21,857	0.02%
Yamaha Corp.	6,900	72,255	0.05%
Zensho Co. Ltd.	100	1,150	0.00%
Total Consumer Discretionary		2,171,869	1.55%
Consumer Staples
Aeon Co. Ltd.	11,200	127,487	0.09%
Coca-Cola Central Japan Co. Ltd.	1,500	18,510	0.01%
Coca-Cola West Holdings Co. Ltd.	7,100	109,149	0.08%
Cocokara Fine Inc.	400	12,432	0.01%
Fuji Oil Co. Ltd.	4,200	60,498	0.04%
Fujiya Co. Ltd.***	5,000	11,187	0.01%
Heiwado Co. Ltd.	300	4,138	0.00%
Hokuto Corp.	3,900	76,192	0.05%
Izumiya Co. Ltd.	1,000	5,086	0.00%
J-Oil Mills Inc.	4,000	11,118	0.01%
Kato Sangyo Co. Ltd.	200	3,552	0.00%
Kikkoman Corp.	4,000	56,741	0.04%
Mandom Corp.	2,800	76,725	0.05%
Ministop Co. Ltd.	1,300	21,739	0.02%
Nichirei Corp.	2,000	10,379	0.01%
Nihon Chouzai Co. Ltd.	10	235	0.00%
Nippon Flour Mills Co. Ltd.	2,000	8,073	0.01%
Nisshin OilliO Group, Ltd.	10,000	36,905	0.03%
Nisshin Seifun Group, Inc.	7,000	87,026	0.06%
Nissin Foods Holdings Co. Ltd.	3,700	139,747	0.12%
Rock Field Co. Ltd.	100	1,660	0.00%
Ryoshoku Ltd.	200	5,031	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Sapporo Holdings Ltd.	37,000	$119,052	0.09%
Sogo Medical Co. Ltd.	200	6,719	0.00%
Sugi Pharmacy Co. Ltd.	2,500	87,649	0.06%
Takara Holdings Inc.	3,000	23,665	0.02%
Uni-Charm Corp.	1,900	98,495	0.07%
Uny Co. Ltd.	300	2,211	0.00%
Yamaya Corp.	500	6,689	0.00%
Yaoko Co. Ltd.	100	3,685	0.00%
Total Consumer Staples		1,231,775	0.88%
Energy
AOC Holdings Inc.	7,000	31,726	0.02%
Cosmo Oil Co. Ltd.	6,000	13,286	0.01%
Total Energy		45,012	0.03%
Financials
Aeon Credit Service Co. Ltd.	2,400	48,161	0.03%
Daiwa House Industry Co. Ltd.	4,000	68,227	0.05%
Fuyo General Lease Co. Ltd.	1,300	41,979	0.03%
Gunma Bank Ltd.	1,000	4,855	0.00%
Hyakugo Bank Ltd.	2,000	8,972	0.01%
IBJ Leasing Co. Ltd.	500	13,903	0.01%
Ichiyoshi Securities Co. Ltd.	400	2,791	0.00%
Iida Home Max	1,700	20,017	0.01%
Japan Securities Finance Co. Ltd.	13,500	85,630	0.06%
Kabu.com Securities Co. Ltd.	13,000	58,921	0.04%
Kenedix Inc.***	25	5,887	0.00%
Mitsubishi Estate Co. Ltd.	6,000	141,783	0.10%
Mitsubishi UFJ Financial Group Inc.	4,400	23,393	0.02%
Nishi-Nippon City Bank Ltd.	11,000	27,021	0.02%
Okasan Holdings Inc.	10,000	49,937	0.04%
Relo Holdings Inc.	400	14,854	0.01%
TOC Co. Ltd.	1,800	11,002	0.01%
Tokyu Land Corp.	14,000	101,073	0.08%
Yamagata Bank Ltd.	3,000	13,320	0.01%
Total Financials		741,726	0.53%
Health Care
BML Inc.	500	12,138	0.01%
CMIC Holdings Co., Ltd.	500	7,006	0.01%
Daiichi Sankyo Co., Ltd.	16,600	253,087	0.18%
Dainippon Sumitomo Pharma Co., Ltd.	18,400	219,629	0.16%
EPS Corp.	1	2,559	0.00%
Fuji Pharma Co., Ltd.	800	12,824	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Hogy Medical Co., Ltd.	100	$4,728	0.00%
Kaken Pharmaceutical Co., Ltd.	1,000	14,658	0.01%
Kissei Pharmaceutical Co., Ltd.	2,000	36,605	0.03%
Mediceo Paltac Holdings Co., Ltd.	4,700	51,764	0.04%
Miraca Holdings Inc.	2,700	108,206	0.08%
Mitsubishi Tanabe Pharma Corp.	6,800	88,304	0.06%
Mochida Pharmaceutical Co., Ltd.	1,000	12,213	0.01%
Nichii Gakkan Co.	7,700	60,829	0.04%
Nichi-Iko Pharmaceutical Co., Ltd.	700	13,490	0.01%
Nippon Shinyaku Co., Ltd.	2,000	22,443	0.02%
Nipro Corp.	3,500	24,622	0.02%
Olympus Corp.***	1,400	26,883	0.02%
Ship Healthcare Holdings, Inc.	1,000	26,468	0.02%
Sysmex Corp.	1,900	86,882	0.06%
Toho Pharmaceutical Co., Ltd.	100	1,743	0.00%
Tokai Corp.	700	17,486	0.01%
Towa Pharmaceutical Co., Ltd.	300	15,673	0.01%
Total Health Care		1,120,240	0.81%
Industrials
Aeon Delight Co., Ltd.	1,900	36,966	0.03%
Daifuku Co., Ltd.	500	3,189	0.00%
Daiseki Co., Ltd.	800	10,998	0.01%
Denyo Co., Ltd.	500	6,089	0.00%
Duskin Co., Ltd.	1,300	23,403	0.02%
Fuji Electric Holdings Co., Ltd.	62,000	150,871	0.11%
Fukuyama Transporting Co., Ltd.	1,000	5,051	0.00%
Fullcast Co., Ltd.***	28	4,592	0.00%
Hanwa Co., Ltd.	2,000	7,750	0.01%
Hitachi Construction Machinery Co., Ltd.	2,200	45,467	0.03%
Hitachi Koki Co., Ltd.	7,800	63,238	0.05%
Hitachi Transport System Ltd.	1,700	24,683	0.02%
Idec Corp.	2,300	21,220	0.02%
IHI Corporation	10,000	25,603	0.02%
Jtekt Corp.	1,900	17,836	0.01%
Kajima Corp.	32,000	104,809	0.07%
Kamigumi Co., Ltd.	1,000	7,923	0.01%
Kinden Corp.	5,000	32,349	0.02%
Kinki Sharyo Co., Ltd.	2,000	6,666	0.00%
Kintetsu World Express Inc.	4,100	135,894	0.10%
Kurita Water Industries Ltd.	300	6,546	0.00%
Mabuchi Motor Co., Ltd.	500	21,076	0.02%
Makino Milling Machine Co., Ltd.	16,000	97,613	0.07%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Maruyama Manufacturing Co. Inc.	1,000	$1,914	0.00%
Matsuda Sangyo Co., Ltd.	500	6,043	0.00%
Max Co., Ltd.	2,000	24,265	0.02%
Meitec Corp.	1,400	30,645	0.02%
Mitsubishi Electric Corp.	3,000	25,291	0.02%
Mitsubishi Logistics Corp.	9,000	127,771	0.09%
Mitsui & Co., Ltd.	5,400	79,901	0.06%
Mitsui Osk Lines Ltd.	19,000	55,657	0.04%
Mitsui-Soko Co., Ltd.	8,000	31,830	0.02%
Miura Co., Ltd.	4,200	109,614	0.08%
Mori Seiki Co., Ltd.	16,800	145,506	0.10%
Nabtesco Corp.	1,500	33,041	0.02%
Nagase & Co., Ltd.	2,100	23,032	0.02%
Nichias Corp.	9,000	48,887	0.03%
Nihon M&A Center Inc.	700	23,169	0.02%
Nippon Carbon	8,000	16,423	0.01%
Nippon Express Co., Ltd.	41,000	167,858	0.12%
Nippon Thompson Co., Ltd.	14,000	62,000	0.04%
Nisshinbo Industries Inc.	15,000	125,245	0.09%
Nitta Corp.	700	11,141	0.01%
Noritake Co., Ltd.	3,000	7,231	0.01%
Noritz Corp.	2,300	38,196	0.03%
NSK Ltd.	12,000	84,281	0.06%
Obayashi Corp.	3,000	16,745	0.01%
Obayashi Road Corp.	6,000	25,879	0.02%
Oiles Corp.	1,600	32,015	0.02%
Okumura Corp.	14,000	56,833	0.04%
Organo Corp.	1,000	5,639	0.00%
Sato Corporation	200	3,206	0.00%
Senko Co., Ltd.	3,000	13,078	0.01%
Shimizu Corp.	35,000	130,377	0.09%
Sho-Bond Holdings Co., Ltd.	1,100	40,976	0.03%
SMC Corp.	700	125,614	0.09%
Sumitomo Warehouse Co., Ltd.	17,000	87,049	0.06%
Tadano Ltd.	3,000	24,945	0.02%
Taisei Corp.	8,000	26,387	0.02%
Takada Kiko Co., Ltd.	5,000	12,282	0.01%
Tomoe Engineering Co., Ltd.	700	12,424	0.01%
Toppan Printing Co., Ltd.	3,000	18,406	0.01%
Toshiba Machine Co., Ltd.	1,000	4,890	0.00%
Totetsu Kogyo Co., Ltd.	1,900	25,878	0.02%
Toyo Engineering Corp.	1,000	4,682	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Toyo Tanso Co., Ltd.	5,800	$117,860	0.11%
Uchida Yoko Co., Ltd.	2,000	5,720	0.00%
Yokogawa Bridge Corp.	2,000	18,291	0.01%
Yuken Kogyo Co., Ltd.	1,000	1,707	0.00%
Total Industrials		2,949,656	2.11%
Information Technology
Alps Electric Co., Ltd.	400	2,380	0.00%
Azbil Corp.	200	4,013	0.00%
Brother Industries Ltd.	100	1,061	0.00%
Canon Inc.	900	34,667	0.02%
Citizen Watch Co., Ltd.	1,600	8,340	0.01%
Dai-Ichi Seiko Co., Ltd.	800	12,621	0.01%
Dainippon Screen Manufacturing Co., Ltd.	1,000	6,032	0.00%
Daishinku Corp.	3,000	9,999	0.01%
Disco Corp.	1,200	61,931	0.04%
Fujipream Corp.	500	1,390	0.00%
Fujitsu Ltd.	4,000	16,607	0.01%
GMO Internet Inc.	2,400	15,445	0.01%
Hamamatsu Photonics KK	500	17,991	0.01%
Ibiden Co., Ltd.	4,000	63,015	0.05%
Innotech Corp.	2,700	13,140	0.01%
IT Holdings Corp.	1,900	22,811	0.02%
Japan Digital Laboratory Co., Ltd.	500	5,588	0.00%
Lasertec Corp.	400	7,196	0.01%
Macnica Inc.	100	1,967	0.00%
Nec Fielding Ltd.	1,600	19,061	0.01%
Net One Systems Co., Ltd.	1,600	15,684	0.01%
Nihon Dempa Kogyo Co., Ltd.	1,700	21,997	0.02%
Nippon Ceramic Co., Ltd.	1,300	19,580	0.01%
Nippon Electric Glass Co., Ltd.	1,000	5,616	0.00%
Nomura Research Institute Ltd.	1,700	35,133	0.03%
NS Solutions Corp.	200	3,536	0.00%
NTT Data Corp.	16	49,581	0.04%
NuFlare Technology Inc.	3	18,129	0.01%
Obic Business Consultants Co., Ltd.	150	8,416	0.01%
Omron Corp.	3,400	80,618	0.06%
Planex Holding Inc.	4	3,123	0.00%
Ryosan Co., Ltd.	2,200	38,718	0.03%
Shibaura Mechatronics Corp.***	5,000	10,379	0.01%
Square Enix Co., Ltd.	300	3,788	0.00%
Star Micronics Co., Ltd.	200	1,993	0.00%
Sumco Corp.***	3,900	37,781	0.03%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Taiyo Yuden Co., Ltd.	400	$3,478	0.00%
TDK Corp.	100	3,587	0.00%
Tokyo Electron Ltd.	100	4,538	0.00%
Tokyo Seimitsu Co., Ltd.	1,100	17,849	0.01%
Toshiba Corp.	1,000	3,887	0.00%
Toyo Corp.	4,000	44,608	0.03%
Trend Micro Inc.***	6,300	188,397	0.16%
Yaskawa Electric Corp.	5,000	47,457	0.03%
Zappallas Inc.	11	10,618	0.01%
Total Information Technology		1,003,746	0.72%
Materials
Adeka Corp.	13,800	118,090	0.08%
Alconix Corp.	100	1,625	0.00%
Daicel Chemical Industries Ltd.	5,000	32,695	0.02%
Daio Paper Corp.	5,000	36,616	0.03%
Earth Chemical Co., Ltd.	700	23,395	0.02%
Furukawa-Sky Aluminum Corp.	2,000	5,697	0.00%
Godo Steel Ltd.	14,000	27,609	0.02%
Hitachi Chemical Co., Ltd.	1,300	19,370	0.01%
JFE Holdings Inc.	4,500	83,139	0.06%
JSP Corp.	1,100	15,096	0.01%
Kuraray Co., Ltd.	3,700	48,005	0.03%
Kurimoto Ltd.	1,000	3,529	0.00%
Kyoei Steel Ltd.	600	11,334	0.01%
Lintec Corp.	400	7,390	0.01%
Mitsubishi Chemical Holdings Corp.	30,000	147,388	0.11%
Mitsubishi Gas Chemical Co., Inc.	1,000	6,055	0.00%
Mitsui Chemicals Inc.	31,000	79,726	0.06%
Neturen Co., Ltd.	2,300	15,066	0.01%
Nihon Nohyaku Co., Ltd.	3,000	15,846	0.01%
Nihon Parkerizing Co., Ltd.	1,000	14,231	0.01%
NOF Corporation	2,000	8,926	0.01%
Pacific Metals Co., Ltd.	10,000	46,592	0.03%
Rengo Co., Ltd.	1,000	5,005	0.00%
Sakai Chemical Industry Co., Ltd.	6,000	17,922	0.01%
Sanyo Chemical Industries Ltd.	2,000	11,786	0.01%
Sanyo Special Steel Co., Ltd.	11,000	38,946	0.03%
Showa Denko KK	5,000	7,554	0.01%
Taiheiyo Cement Corp.	1,000	2,722	0.00%
Tokai Carbon Co., Ltd.	7,000	28,982	0.02%
Tokyo Steel Manufacturing Co., Ltd.	17,100	82,236	0.06%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Tosoh Corp.	34,000	$80,775	0.06%
Toyo Kohan Co.	19,000	67,051	0.05%
Total Materials		1,110,399	0.79%
Telecommunication Services
NTT Docomo Inc.	73	104,394	0.07%
Utilities
Chubu Electric Power Co., Inc.	800	10,610	0.01%
Chugoku Electric Power Co., Inc.	2,800	43,690	0.03%
Hokuriku Electric Power Co.	1,900	22,394	0.02%
Kansai Electric Power Co., Inc.	400	4,184	0.00%
Shikoku Electric Power Co., Inc.	1,100	17,443	0.01%
Shizuoka Gas Co., Ltd.	1,000	6,735	0.01%
Total Utilities		105,056	0.08%
Total Japan		10,583,873	7.57%
Jersey
Health Care
Shire plc – ADR	11,738	1,082,009	0.77%
Materials
Randgold Resources Ltd. – ADR	2,778	275,716	0.20%
Total Jersey		1,357,725	0.97%
Luxembourg
Materials
Ternium S.A. – ADR	2,010	47,336	0.03%
Marshall Islands
Industrials
Diana Shipping Inc.	1,393	10,169	0.01%
Mexico
Consumer Discretionary
Grupo Televisa S.A. – ADR	28,157	748,413	0.53%
Consumer Staples
Coca-Cola Femsa SAB De CV – ADR	1,134	169,012	0.12%
Fomento Economico Mexicano SAB De CV – ADR	3,583	360,808	0.26%
Total Consumer Staples		529,820	0.38%
Total Mexico		1,278,233	0.91%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Netherlands
Consumer Staples
Unilever NV	14,167	$542,596	0.39%
Industrials
Chicago Bridge & Iron Co. NV	24,318	1,127,139	0.81%
Total Netherlands		1,669,735	1.20%
Peru
Materials
Cia De Minas Buenaventura S.A. – ADR	9,195	330,560	0.24%
South Africa
Materials
Gold Fields Ltd. – ADR	8,002	99,945	0.07%
Harmony Gold Mining – ADR	53,634	480,561	0.34%
Total Materials		580,506	0.41%
South Korea
Financials
KB Financial Group Inc. – ADR	1,395	50,080	0.04%
Telecommunication Services
KT Corp. – ADR	4,285	71,731	0.05%
SK Telecom Co., Ltd. – ADR	4,123	65,267	0.04%
Total Telecommunication Services		136,998	0.09%
Total South Korea		187,078	0.13%
Sweden
Information Technology
Telefonaktiebolaget LM Ericsson – Class B – ADR	102,535	1,035,604	0.74%
Switzerland
Industrials
ABB Ltd	46,119	958,814	0.69%
United Kingdom
Health Care
GlaxoSmithKline Plc. – ADR	3,203	139,234	0.10%
United States
Consumer Discretionary
Abercrombie & Fitch Co. – Class A	10,818	518,939	0.37%
Advance Auto Parts Inc.	5,038	364,499	0.26%
Aeropostale Inc.	19,466	253,253	0.18%
Ann Inc.	6,811	230,484	0.16%
Apollo Group Inc. – Class A	1,832	38,325	0.03%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Ascena Retail Group Inc.	7,058	$130,502	0.09%
Autoliv Inc.	902	60,786	0.04%
Bed Bath & Beyond Inc.	14,373	803,594	0.58%
BJ's Restaurants Inc.	673	22,142	0.02%
BorgWarner Inc.	3,052	218,584	0.16%
Brunswick Corp.	13,945	405,660	0.29%
Buffalo Wild Wings Inc.	536	39,032	0.03%
Chico's FAS Inc.	9,533	175,979	0.13%
Choice Hotels International Inc	2,592	87,143	0.06%
Cinemark Holding	4,973	129,199	0.09%
Crocs Inc.	12,601	181,328	0.13%
CTC Media, Inc.	310	2,412	0.00%
Dana Holding Corp.	46,195	721,104	0.52%
Dillards Inc. – Class A	2,536	212,441	0.15%
DineEquity, Inc.	27	1,809	0.00%
D.R. Horton Inc.	4,339	85,825	0.06%
DSW Inc.	3,233	212,376	0.15%
Fifth & Pacific Companies, Inc.	3,138	39,068	0.03%
Finish Line Inc.	14,359	271,816	0.19%
Fossil Inc.	322	29,978	0.02%
Genesco Inc	2,911	160,105	0.11%
Gentex Corp.	2,801	52,715	0.04%
Guess? Inc.	13,739	337,155	0.24%
Harman International Industries Inc.	673	30,043	0.02%
Hillenbrand, Inc.	17,916	405,081	0.29%
Iconix Brand Group, Inc.	6,196	138,295	0.10%
Interpublic Group of Companies, Inc.	47,066	518,667	0.37%
iRobot Corporation	4,398	82,419	0.06%
ITT Educational Services Inc.	884	15,302	0.01%
Jack In The Box Inc.	2,798	80,023	0.06%
John Wiley & Sons Inc.	1,291	50,259	0.04%
Johnson Controls Inc.	36,788	1,129,392	0.81%
The Jones Group Inc.	1,562	17,276	0.01%
Jos. A Bank Clothiers Inc.	4,722	201,063	0.14%
Kohl’s Corp.	10,276	441,662	0.32%
Krispy Kreme Doughnuts, Inc.	920	8,630	0.01%
Leggett & Platt Inc.	2,895	78,802	0.06%
Liberty Global Inc. – Class A	5,110	321,879	0.23%
Liberty Media Corp.	5,930	687,939	0.49%
Lithia Motors Inc.	3,944	147,584	0.11%
Limited Brands Inc.	2,371	111,579	0.08%
Macy's Inc.	4,120	160,762	0.12%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Men's Wearhouse Inc.	10,057	$313,376	0.22%
Monro Muffler Brake Inc.	232	8,113	0.01%
New York Times Company	3,331	28,413	0.02%
Newell Rubbermaid Inc.	5,133	114,312	0.08%
Nike Inc. – Class B	17,751	915,952	0.66%
Nordstrom Inc.	3,859	206,457	0.15%
NVR Inc.	4	3,680	0.00%
Papa John's International Inc.	829	45,545	0.03%
Pep Boys-Manny Moe & Jack	20,558	202,085	0.14%
Pinnacle Entertainment Inc.	438	6,934	0.00%
Red Robin Gourmet Burgers Inc.	1,824	64,369	0.05%
Regis Corp.	3,345	56,597	0.04%
Rent-A-Center Inc.	6,021	206,882	0.15%
Ruby Tuesday Inc.	7,611	59,822	0.04%
Scholastic Corp.	1,612	47,651	0.03%
Skechers U.S.A. Inc.	893	16,521	0.01%
Sonic Automotive Inc.	1,240	25,904	0.02%
Staples Inc.	6,094	69,472	0.05%
Starwood Hotels & Resorts Worldwide Inc.	19,132	1,097,412	0.79%
Steven Madden Ltd.	1,315	55,585	0.04%
Tenneco Inc.	6,482	227,583	0.16%
Tiffany & Co.	3,669	210,381	0.15%
Time Warner Cable Inc.	3,806	369,905	0.26%
True Religion Apparel Inc.	12,309	312,895	0.22%
Tupperware Brands Corp.	346	22,179	0.02%
Williams-Sonoma Inc.	2,321	101,590	0.07%
WMS Industries Inc.	4,889	85,558	0.06%
Total Consumer Discretionary		15,288,083	10.93%
Consumer Staples
Avon Products Inc.	27,879	400,342	0.29%
Coca-Cola Enterprises Inc.	9,571	303,688	0.22%
CVS Caremark Corp.	2,849	137,749	0.10%
Dean Foods Co.	15,680	258,877	0.19%
Energizer Holdings Inc.	2,746	219,625	0.16%
Flowers Foods Inc.	8,791	204,567	0.15%
Harris Teeter Supermarkets Inc.	424	16,349	0.01%
H.J. Heinz Co.	5,203	300,109	0.21%
Hormel Foods Corp.	6,847	213,695	0.15%
Ingredion Inc.	1,905	122,739	0.09%
Kellogg Co.	17,323	967,490	0.69%
Prestige Brands Holdings Inc.	330	6,610	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Pricesmart Inc.	344	$26,505	0.02%
Procter & Gamble Co.	16,089	1,092,282	0.78%
Sanderson Farms Inc.	1,724	81,976	0.06%
Tyson Foods Inc. – Class A	17,821	345,727	0.25%
Walgreen Co.	26,999	999,233	0.72%
Total Consumer Staples		5,697,563	4.09%
Energy
Apache Corp.	1,703	133,686	0.10%
Berry Petroleum Co.	2,087	70,019	0.05%
Bill Barrett Corp.	4,062	72,263	0.05%
Cheniere Energy Inc.	20,428	383,638	0.27%
Cimarex Energy Co.	1,465	84,574	0.06%
Denbury Resources Inc.	1,745	28,269	0.02%
Energen Corp.	955	43,061	0.03%
Forest Oil Corp.	6,605	44,187	0.03%
Geospace Technologies Corp.	2,067	183,694	0.13%
Gulfport Energy Corp.	10,238	391,296	0.28%
Helix Energy Solutions Group Inc.	12,853	265,286	0.19%
Helmerich & Payne	19,593	1,097,404	0.79%
Key Energy Services Inc.	370	2,572	0.00%
Lufkin Industries Inc.	6,019	349,884	0.25%
Oil States International Inc.	1,978	141,506	0.10%
Patterson-UTI Energy Inc.	33,361	621,515	0.44%
Pioneer Energy Services Corp.	1,404	10,193	0.01%
Seacor Holdings Inc.	33	2,765	0.00%
SM Energy Co.	5,926	309,396	0.22%
Stone Energy Corp.	8,588	176,226	0.13%
Superior Energy Services Inc.	8,395	173,944	0.12%
Unit Corp.	2,436	109,742	0.08%
World Fuel Services Corp.	1,277	52,574	0.04%
Total Energy		4,747,694	3.39%
Financials
Aflac Inc.	6,444	342,305	0.24%
Alleghany Corp.	151	50,648	0.04%
American Equity Investment Life Holding Co.	1,866	22,784	0.02%
American Financial Group Inc.	330	13,042	0.01%
American International Group	7,072	249,642	0.18%
Ameriprise Financial Inc.	1,305	81,732	0.06%
Bank Of America Corp.	18,800	218,080	0.16%
Bank Of Hawaii Corp.	791	34,844	0.02%
Bank Of New York Mellon Corp.	18,421	473,420	0.34%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
BlackRock Inc.	4,784	$988,901	0.71%
Cash America International Inc.	328	13,012	0.01%
Cathay General Bancorp	13,174	256,893	0.18%
Comerica Inc.	9,339	283,345	0.20%
DFC Global Corp.	1,184	21,916	0.02%
E*Trade Financial Corp.	7,590	67,931	0.05%
Eaton Vance Corp.	2,683	85,454	0.06%
Evercore Partners Inc.	6,110	184,461	0.13%
EZCORP Inc.	2,642	52,470	0.04%
First Horizon National Corp.	4,387	43,475	0.03%
First Midwest Bancorp Inc.	707	8,852	0.01%
Fulton Financial Corp.	3,364	32,328	0.02%
Goldman Sachs Group Inc.	3,104	395,946	0.28%
Hancock Holding Co.	1,065	33,803	0.02%
Hanover Insurance Group Inc.	1,279	49,548	0.04%
Huntington Bancshares Inc.	165	1,054	0.00%
IberiaBank Corp.	1,507	74,024	0.05%
Interactive Brokers Group Inc.	1,242	16,991	0.01%
KeyCorp	47,124	396,784	0.28%
MarketAxess Holdings Inc.	3,842	135,623	0.10%
Mercury General Corp.	1,279	50,764	0.04%
Morgan Stanley	25,854	494,328	0.35%
MSCI Inc.	10,137	314,145	0.22%
Nasdaq Stock Market Inc.	8,343	208,658	0.15%
National Penn Bancshares Inc.	12,240	114,077	0.08%
Northern Trust Corp.	6,715	336,824	0.24%
Northwest Bancshares Inc.	853	10,355	0.01%
Old Republic International Corp.	3,613	38,478	0.03%
RLI Corp.	218	14,096	0.01%
Ryman Hospitality Properties	12,742	490,057	0.35%
Charles Schwab Corp.	69,595	999,384	0.72%
SEI Investments Co.	1,742	40,658	0.03%
TCF Financial Corp.	14,821	180,075	0.13%
TD Ameritrade Holding Corp.	37,837	636,040	0.46%
Tower Group Inc.	913	16,224	0.01%
Zions Bancorp.	5,295	113,313	0.08%
Total Financials		8,686,784	6.22%
Health Care
Achillion Pharmaceuticals Inc.	6,518	52,274	0.04%
Acorda Therapeutics Inc.	494	12,281	0.01%
Agilent Technologies Inc.	26,977	1,104,438	0.79%
Akorn Inc.	1,113	14,870	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Alere Inc.	4,771	$88,264	0.06%
Align Technology Inc.	3,446	95,627	0.07%
AmerisourceBergen Corp.	14,475	625,031	0.45%
Becton Dickinson & Co.	5,048	394,703	0.28%
Brookdale Senior Living Inc.	4,473	113,256	0.08%
Bruker Biosciences Corp.	12,159	185,668	0.13%
Centene Corp.	11,352	465,432	0.33%
Cepheid Inc.	638	21,571	0.02%
Chemed Corp.	234	16,050	0.01%
Community Health Systems Inc.	316	9,714	0.01%
Cooper Companies Inc.	623	57,615	0.04%
Covance Inc.	4,929	284,748	0.20%
DENTSPLY International Inc.	422	16,715	0.01%
Endo Health Solutions Inc.	6,409	168,364	0.12%
Endologix Inc.	237	3,375	0.00%
Health Management Associates Inc.	41,836	389,912	0.28%
Henry Schein Inc.	975	78,449	0.06%
IPC The Hospitalist Co., Inc.	1,213	48,168	0.03%
Lifepoint Hospitals Inc.	3,983	150,358	0.11%
Magellan Health Services Inc.	3,423	167,727	0.12%
Masimo Corp.	67	1,408	0.00%
Mednax Inc.	1,209	96,140	0.07%
Meridian Bioscience Inc.	1,077	21,809	0.02%
Mettler Toledo International Inc.	1,537	297,102	0.21%
Momenta Pharmaceuticals Inc.	5,510	64,908	0.05%
Mylan Laboratories Inc.	10,968	301,401	0.22%
Myriad Genetics Inc.	698	19,021	0.01%
NPS Pharmaceuticals Inc.	783	7,125	0.01%
NuVasive Inc.	3,912	60,480	0.04%
Nxstage Medical Inc.	5,433	61,121	0.04%
Sirona Dental Systems Inc.	192	12,376	0.01%
Universal Health Services Inc.	7,827	378,435	0.27%
Varian Medical Systems Inc.	1,941	136,336	0.10%
VCA Antech Inc.	1,680	35,364	0.03%
Vertex Pharmaceuticals Inc.	5,454	228,741	0.16%
Waters Corp.	7,281	634,321	0.45%
Wellcare Health Plans Inc.	1,776	86,473	0.06%
Wright Medical Group Inc.	206	4,324	0.00%
Total Health Care		7,011,495	5.01%
Industrials
ABM Industries Inc.	2,705	53,965	0.04%
Acacia Research Corp.	1,071	27,471	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Aegion Corp.	10,096	$224,030	0.16%
Alaska Air Group Inc.	13,861	597,270	0.43%
Alliant Techsystems Inc.	2,323	143,933	0.10%
Avery Dennison Corp.	3,137	109,544	0.08%
Belden Inc.	13,585	611,189	0.44%
Brady Corp.	2,948	98,463	0.07%
Briggs & Stratton Corp.	8,634	182,005	0.13%
Cintas Corp.	632	25,849	0.02%
Crane Co.	1,580	73,122	0.05%
Curtiss-Wright Corp.	179	5,877	0.00%
Delta Air Lines Inc.	17,474	207,416	0.15%
Dover Corp.	4,043	265,666	0.19%
Dycom Industries Inc.	11,040	218,592	0.16%
Emerson Electric Co.	5,072	268,613	0.19%
EnPro Industries Inc.	209	8,548	0.01%
Expeditors International of Washington Inc.	28,227	1,116,378	0.80%
Franklin Electric Co Inc.	83	5,160	0.00%
GrafTech International Ltd.	783	7,352	0.01%
Granite Construction Inc.	11,425	384,109	0.27%
Heartland Express Inc.	206	2,692	0.00%
HEICO Corp.	7,877	352,575	0.25%
Herman Miller Inc.	2,972	63,660	0.05%
HNI Corp.	685	20,591	0.01%
Hub Group Inc. – Class A	5,182	174,115	0.12%
Huron Consulting Group Inc.	1,008	33,960	0.02%
IDEX Corp.	835	38,853	0.03%
ITT Corp.	4,648	109,042	0.08%
Joy Global Inc.	11,772	750,818	0.54%
Kaydon Corp.	402	9,620	0.01%
Manpower Inc.	17,183	729,247	0.52%
Moog Inc. – Class A	4,911	201,498	0.14%
Orbital Sciences Corp.	1,490	20,517	0.01%
Quanex Building Products Corp.	3,057	62,393	0.04%
Quanta Services Inc.	11,257	307,204	0.22%
Robert Half International Inc.	35,482	1,129,037	0.81%
Rockwell Automation Inc.	6,892	578,859	0.41%
Rockwell Collins Inc.	939	54,622	0.04%
Simpson Manufacturing Co., Inc.	1,875	61,481	0.04%
Southwest Airlines Co.	48,079	492,329	0.35%
SPX Corp.	9,998	701,360	0.50%
Tennant Co.	179	7,867	0.01%
Timken Co.	2,671	127,754	0.09%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Trinity Industries Inc.	15,919	$570,219	0.41%
United Continental Holdings Inc.	29,265	684,216	0.49%
United Stationers Inc.	4,773	147,915	0.11%
United Technologies Corp.	3,307	271,207	0.19%
URS Corp.	23,021	903,804	0.65%
Wabash National Corp.	39,374	353,184	0.25%
Waste Connections Inc.	5,646	190,778	0.14%
Watts Water Technologies Inc. – Class A	578	24,848	0.02%
Woodward Inc.	2,768	105,543	0.08%
Total Industrials		13,916,360	9.95%
Information Technology
Acme Packet Inc.	50,157	1,109,479	0.79%
Adobe Systems Inc.	17,385	655,067	0.47%
Advanced Energy Industries Inc.	798	11,020	0.01%
Akamai Technologies Inc.	5,454	223,123	0.16%
Altera Corp.	31,872	1,097,672	0.79%
Analog Devices Inc.	2,085	87,695	0.06%
Anixter International Inc.	2,238	143,187	0.10%
Applied Materials Inc.	8,786	100,512	0.07%
Aspen Technology Inc.	1,585	43,809	0.03%
Autodesk Inc.	3,425	121,074	0.09%
Benchmark Electronics Inc.	1,028	17,085	0.01%
Blackbaud Inc.	1,454	33,195	0.02%
Ciena Corp.	948	14,884	0.01%
Cognizant Technology Solutions Corp. – Class A	5,909	437,561	0.31%
Coherent Inc.	4,938	249,962	0.18%
comScore Inc.	2,232	30,757	0.02%
Comtech Telecommunications Corp.	622	15,786	0.01%
Cypress Semiconductor Corp.	7,844	85,029	0.06%
Dice Holdings Inc.	1,069	9,813	0.01%
Digital River Inc.	771	11,095	0.01%
Diodes Inc.	9,686	168,052	0.12%
Earthlink Inc.	5,306	34,277	0.02%
EchoStar Corp. – Class A	39	1,335	0.00%
Electronic Arts Inc.	6,641	96,494	0.07%
Entegris Inc.	5,025	46,130	0.03%
FactSet Research Systems Inc.	1,900	167,314	0.12%
Fairchild Semiconductor International Inc.	530	7,632	0.01%
Fidelity National Information Services Inc.	4,670	162,563	0.12%
Fiserv Inc.	2,007	158,613	0.11%
Global Payments Inc.	796	36,059	0.03%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Hittite Microwave Corp.	3,318	$206,048	0.15%
Informatica Corp.	15,501	469,990	0.34%
Ingram Micro Inc. – Class A	110	1,861	0.00%
International Rectifier Corp.	21,063	373,447	0.27%
Intersil Corp.	17,162	142,273	0.10%
JDS Uniphase Corp.	68,766	931,092	0.67%
Juniper Networks Inc.	48,569	955,352	0.68%
Kulicke & Soffa Industries Inc.	5,954	71,388	0.05%
Linear Technology Corp.	4,829	165,635	0.12%
Liquidity Services Inc.	2,427	99,167	0.07%
Mantech International Corp. – Class A	302	7,834	0.01%
MKS Instruments Inc.	4,993	128,720	0.09%
NCR Corp.	4,045	103,067	0.07%
NetApp Inc.	32,809	1,100,742	0.79%
Nuance Communications Inc.	385	8,593	0.01%
Parametric Technology Corp.	447	10,062	0.01%
Pegasystems Inc.	1,298	29,439	0.02%
Power Integrations Inc.	302	10,150	0.01%
Progress Software Corp.	13,183	276,711	0.20%
Rofin-Sinar Technologies Inc.	127	2,753	0.00%
Sanmina Corp.	16,952	187,659	0.13%
Solera Holdings Inc.	7,216	385,840	0.28%
Stamps.com Inc.	439	11,063	0.01%
Synaptics Inc.	20,481	613,816	0.44%
Synchronoss Technologies Inc.	2,463	51,945	0.04%
Teradata Corp.	2,707	167,536	0.12%
Tessera Technologies Inc.	13,356	219,306	0.16%
Texas Instruments Inc.	4,423	136,848	0.10%
Tibco Software Inc.	4,818	106,044	0.08%
Tivo Inc.	30,758	378,939	0.27%
Trimble Navigation Ltd.	9,746	582,616	0.42%
TTM Technologies Inc.	229	2,107	0.00%
Ultratech Inc.	2,418	90,191	0.06%
Unisys Corp.	81	1,401	0.00%
ValueClick Inc.	13,627	264,500	0.19%
Verifone Holdings Inc.	2,456	72,894	0.05%
Verint Systems Inc.	3,563	104,610	0.07%
VMware Inc. – Class A	532	50,082	0.04%
WebMD Health Corp.	3,427	49,143	0.04%
Websense Inc.	766	11,521	0.01%
Western Digital Corp.	6,918	293,946	0.21%
Western Union Co.	24,346	331,349	0.24%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
WEX Inc.	389	$29,319	0.02%
Xilinx Inc.	20,790	746,361	0.53%
Yahoo! Inc.	55,307	1,100,609	0.79%
Total Information Technology		16,460,243	11.80%
Materials
Air Products & Chemicals Inc.	2,566	215,595	0.15%
Cabot Corp.	423	16,831	0.01%
Calgon Carbon Corp.	18,313	259,678	0.19%
Century Aluminum Co.	1,605	14,060	0.01%
Commercial Metals Co.	607	9,020	0.01%
Innospec Inc.	616	21,246	0.02%
International Flavors & Fragrances Inc.	5,023	334,230	0.24%
Intrepid Potash Inc.	581	12,369	0.01%
Martin Marietta Materials Inc.	11,183	1,054,333	0.75%
Minerals Technologies Inc.	2,673	106,706	0.08%
Mosaic Co.	536	30,354	0.02%
OM Group Inc.	1,879	41,714	0.03%
Reliance Steel & Aluminum Co.	13,188	818,975	0.59%
Royal Gold Inc.	2,314	188,151	0.13%
RTI International Metals Inc.	1,208	33,292	0.02%
Schnitzer Steel Industries Inc.	1,401	42,492	0.03%
Sealed Air Corp.	10,490	183,679	0.13%
Stillwater Mining Co.	70,852	905,489	0.65%
Total Materials		4,288,214	3.07%
Telecommunication Services
Cogent Communications Group Inc.	373	8,445	0.01%
MetroPCS Communications Inc.	206	2,048	0.00%
Telephone & Data Systems Inc.	743	16,450	0.01%
Total Telecommunication Services		26,943	0.02%
Utilities
Alliant Energy Corp.	417	18,310	0.01%
Black Hills Corp.	2,216	80,529	0.06%
Calpine Corp.	8,148	147,723	0.11%
CMS Energy Corp.	17,666	430,697	0.31%
IdaCorp Inc.	2,252	97,624	0.07%
Northeast Utilities	4,091	159,876	0.11%
Northwestern Corp.	155	5,383	0.00%
OGE Energy Corp.	631	35,532	0.03%
ONEOK Inc.	4,125	176,344	0.13%
Pepco Holdings Inc.	22,457	440,382	0.31%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Condensed Schedule of Investments
December 31, 2012

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Portland General Electric Co.	539	$14,747	0.01%
Public Service Enterprise Group Inc.	11,169	341,771	0.24%
TECO Energy Inc.	1,153	19,324	0.01%
UGI Corp.	1,874	61,299	0.04%
UIL Holdings Corp.	560	20,054	0.01%
UNS Energy Corp.	551	23,373	0.02%
Vectren Corp.	8,638	253,957	0.18%
WGL Holdings Inc.	371	14,539	0.01%
		2,341,464	1.66%
Total United States		78,464,843	56.14%
Total investment securities sold short (proceeds – $102,349,681)		$104,533,088	74.80%

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts.
***	Security did not pay a dividend during the previous twelve months.

ADR American Depository Receipt

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Assets And Liabilities
December 31, 2012

ASSETS
Investments in securities, at value (cost – $111,713,788)	$112,128,375
Cash deposits with custodian*	23,758,054
Cash deposits with securities broker**	99,621,648
Cash deposits with futures broker (Restricted cash of $16,085,539)	16,968,895
Cash deposits with interbank market maker	51,428
Cash	3,574,839
Net unrealized gain on open futures contracts	1,185,204
Net unrealized gain on open forward currency contracts	3,153,494
Receivable for securities sold	40,447,850
Interest receivable	178,180
Dividends receivable	94,282
Prepaid expenses	24,884
Total assets	$301,187,133
LIABILITIES
Securities sold short, at value (proceeds – $102,349,681)	$104,533,088
Payable for securities purchased	40,151,473
Accrued commissions and other fees on open futures and forward currency contracts	23,851
Redemptions payable	15,557,467
Trading management fee payable	257,643
Sales fee payable	257,643
Dividends payable	75,234
Securities brokerage fees payable	198,324
Offering costs payable	120,876
Accounts payable	258,804
Total liabilities	161,434,403
NET ASSETS	$139,752,730
SHAREHOLDERS' CAPITAL (Net Asset Value)
109,184.389 shares outstanding at December 31, 2012; unlimited shares authorized	$139,752,730
Total shareholders' capital (Net Assets) (equivalent to $1,279.97 per share based on 109,184.389 shares outstanding)	$139,752,730

*	Including foreign currency valued at $5,636,455 with a cost of $5,715,625 with custodian.
**	Net of foreign currency valued at $(4,681,838) with a cost of $(4,737,336) with securities broker.

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Operations
For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $50,786)	$1,675,703
Interest income	2,078,106
Total investment income	3,753,809
EXPENSES
Sales fee	2,959,231
Trading management fee	3,007,313
Dividends on securities sold short	2,035,054
Stock loan fees	2,307,127
Custodian fees	1,016,288
Professional fees	178,071
Administrator fees and expenses	39,700
Offering costs	1,019,051
Trustees' fees	100,000
Total expenses	12,661,835
Net investment loss	(8,908,026)
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments
Investment securities trading and foreign currency	8,087,142
Securities sold short and foreign currency	(8,770,059)
Futures trading, net of trading commissions and fees	7,895,865
Forwards trading, net of trading commissions and fees	1,946,686
Net realized gain from investments	9,159,634
Net change in unrealized appreciation (depreciation) on investments
Investment securities trading and foreign currency	326,213
Investment securities sold short and foreign currency	(939,888)
Futures trading, net	(1,235,295)
Forwards trading, net	122,811
Net change in unrealized depreciation of investments	(1,726,159)
Net realized and unrealized gain from investments	7,433,475
Net decrease in net assets from operations	$(1,474,551)

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Changes in Shareholders’ Capital (Net Assets)
For The Years Ended December 31, 2012 and 2011

	Total Number of Shares	Shareholder's Capital (Net assets)
Balances at January 1, 2011	97,626.409	$125,652,640
Increase (decrease) in net assets from operations:
Net investment loss		(7,574,683)
Net realized gain from investments		5,050,454
Net change in unrealized appreciation of investments		2,070,194
Net decrease in net assets from operations		(454,035)
Capital Transactions:
Shareholder subscriptions	20,236.360	26,303,462
Shareholder repurchases	(16,014.982)	(20,639,330)
Total capital transactions	4,221.378	5,664,132
Balances at December 31, 2011	101,847.787	130,862,737
Increase (decrease) in net assets from operations:
Net investment loss		(8,908,026)
Net realized gain from investments		9,159,634
Net change in unrealized depreciation of investments		(1,726,159)
Net decrease in net assets from operations		(1,474,551)
Capital Transactions:
Shareholder subscriptions	32,971.866	43,987,961
Shareholder repurchases	(25,635.264)	(33,623,417)
Total capital transactions	7,336.602	10,364,544
Balances at December 31, 2012	109,184.389	$139,752,730

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Financial Highlights

The following information presents per share operating performance data and other supplemental financial data for the years ended December 31, 2012, 2011, 2010, 2009 and 2008. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire year)

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
Net asset value per share, beginning of year	$1,284.89	$1,287.08	$1,096.29	$1,110.00	$1,060.55
Income (loss) from operations:
Net realized and unrealized gain (loss) on investment transactions(1)	73.87	72.69	256.41	49.51	67.61
Net investment income (loss)(1)	(78.79)	(74.88)	(65.62)	(63.22)	(18.16)
Total income (loss) from investment operations	(4.92)	(2.19)	190.79	(13.71)	49.45
Net asset value per share at end of year	$1,279.97	$1,284.89	$1,287.08	$1,096.29	$1,110.00
Total Return	(0.38)%	(0.17)%	17.40%	(1.24)%	4.66%
Total Return prior to performance fee	(0.38)%	(0.17)%	17.40%	(1.24)%	4.66%
Supplemental Data
Net Assets at the end of year	$139,752,730	$130,862,737	$125,652,640	$157,116,128	$198,228,981
Ratios to average net asset value:
Net expenses prior to performance fee(3)	8.45%	7.04%	7.18%	6.74%	3.74%
Performance fee	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses(3)	8.45%	7.04%	7.18%	6.74%	3.74%
Net investment income (loss)(3)	(5.94)%	(5.74)%	(5.94)%	(5.81)%	(1.66)%
Portfolio turnover rate(2)	2,502%	3,258%	3,219%	3,782%	4,471%

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

See Accompanying Notes to Financial Statements.

(1)	Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the year. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.
(2)	Applies only to the equities portion of the portfolio.
(3)	Such percentages are after the waived trading management fee. The Advisor voluntarily waived its trading management fee equal to 2.01% of average net assets for the year ended December 31, 2008.

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A.	General Description of the Trust

The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C., which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

The Trust engages in the speculative trading of securities, futures contracts and forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

B.	Method of Reporting

The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.	Cash

Cash includes cash and short-term time deposits held at financial institutions.

D.	Futures and Forward Currency Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when contracts are liquidated. Net unrealized gains and losses on open contracts (the difference between contract trade price and fair value) are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 210-20, Balance Sheet — Offsetting. The fair value of futures contracts as

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

reported by the various futures exchanges, reflects the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.	Investment Securities

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a short sale). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S.) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by Campbell & Company Investment Adviser LLC (the Adviser), those securities may be valued at fair value as determined in good faith by the Adviser.

F.	Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills. See Note 1. D. for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the year ended December 31, 2012, the Trust did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the trust's investments accounted for at fair value on a recurring basis as of December 31, 2012.

	Fair Value at December 31, 2012
Description	Level 1	Level 2	Level 3	Total
Investments
Investment securities	$104,629,215	$7,499,160	$0	$112,128,375
Investment securities sold short	(104,533,088)	0	0	(104,533,088)
Other Financial Instruments
Exchange traded futures contracts	1,185,204	0	0	1,185,204
Forward currency contracts	0	3,153,494	0	3,153,494
Total	$1,281,331	$10,652,654	$0	$11,933,985

The gross presentation of the fair value of the Trust's derivatives by instrument type is shown in Note 11. See Condensed Schedule of Investments for additional detail categorization.

G.	Income Taxes

The Trust is treated like a partnership for tax purposes. The Trust prepares calendar year U.S. and applicable state tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

Management has continued to evaluate the application of ASC 740, Income Taxes, to the Trust, and has determined that no reserves for uncertain tax positions were required. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2009 through 2012 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

H.	Offering Costs

The Adviser has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At December 31, 2012, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $120,876. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At December 31, 2012, the amount of unreimbursed offering costs incurred by the Adviser is $115,408.

I.	Foreign Currency Transactions

The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the Statement of Assets and Liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year. Gains and losses resulting from the translation to U.S. dollars are reported in income.

J.	Recently Issued Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), to achieve

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 explains how to measure fair value. It does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting. As of January 1, 2012, the Fund adopted the provisions of ASU 2011-04. The adoption of ASU 2011-04 did not have a material impact on the Fund's financial statement disclosures.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that subject to enforceable master netting agreements, to enable users of its financial statements to evaluate the effect or potential effect of those agreements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with Topic 815. ASU Nos. 2011-11 and 2013-01 are effective for interim and annual periods beginning on or after January 1, 2013. The Trust is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Note 2.	INVESTMENT ADVISER

The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC. The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of  1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined in the Agreement). The performance fee is not subject to any clawback provisions. Fees are typically paid in the month following the month in which they are earned. The fees are paid from the available cash held at the Trust's bank, brokers or custodian. No performance fee was earned during the year ended December 31, 2012.

Note 3.	ADMINISTRATOR

Effective October 1, 2012, SEI Investment Global Services (the Administrator) became the Administrator of the Trust. The Administrator receives fees at rates agreed upon between the Trust and the Administrator and is entitled to reimbursement of certain actual out-of-pocket expenses incurred while performing its duties. The Administrator's primary responsibilities are portfolio accounting and fund accounting services.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

The Administration Agreement (the Agreement) with SEI is effective until July 31, 2015 and is automatically renewed for successive one year periods unless terminated by the Trust or SEI pursuant to giving of ninety days written notice prior to the last day of the current term. The Agreement may be terminated by the Trust or SEI giving at least thirty days prior notice in writing to the other party if at any time the other party or parties have been first (i) notified in writing that such party shall have materially failed to perform its duties and obligations under the Agreement (“Breach Notice”) and (ii) the party receiving the Breach Notice shall not have remedied the noticed failure within thirty days after receipt of the Breach Notice requiring it to be remedied.

Note 4.	SALES FEE

Shareholders of the Trust have approved a monthly sales fee equal to  1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 5.	ADMINISTRATIVE EXPENSES

Operating expenses of the Trust including professional fees, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the limit of three years of being incurred. Actual operating expenses were less than 0.5% (annualized) of average month-end Net Asset Value for the year ended December 31, 2012.

Note 6.	DEPOSITS WITH FUTURES BROKER

The Trust deposits funds with Newedge USA, LLC (the futures broker), subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the futures broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with the futures broker. The Trust earns interest income on its assets deposited with the futures broker.

The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 7.	DEPOSITS WITH CUSTODIAN AND SECURITIES BROKER

The Trust deposits cash and purchased securities with a custodian, State Street Bank and Trust Company, subject to Securities and Exchange Commission

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

regulations and custodian requirements. Margin requirements on securities sold short with the securities broker, Morgan Stanley & Co. Incorporated, are satisfied by cash deposited with the securities broker and the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian and the securities broker. The Trust pays stock loan fees on assets borrowed from the securities broker.

Assets on deposit with a custodian and securities broker are subject to credit risk. In the event of a custodian's or securities broker's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 8.	DEPOSITS WITH INTERBANK MARKET MAKER

The Trust’s counterparty with regard to its forward currency transactions is the Royal Bank of Scotland PLC (RBS). The Trust has entered into an International Swap and Derivatives Association, Inc. agreement with RBS which governs these transactions. The credit ratings reported by the three major rating agencies for RBS were considered investment grade as of December 31, 2012. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with RBS. The Trust typically earns interest income on its assets deposited with RBS.

Note 9.	SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer (“Repurchase Request Deadline”) will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

During the year ended December 31, 2012, the Trust completed four quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

	Repurchase March 31, 2012	Repurchase June 30, 2012	Repurchase September 30, 2012	Repurchase December 31, 2012
Commencement Date	February 15, 2012	May 16, 2012	August 15, 2012	November 16, 2012
Percentage of Outstanding Shares Tendered	2.8%	2.4%	6.4%	10.1%
Percentage of Outstanding Shares Repurchased	2.8%	2.4%	6.4%	10.1%
Amount of Repurchase	$3,932,046	$3,584,214	$10,549,691	$15,557,466

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 10.	SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the year ended December 31, 2012 were 4,809,801,363 and $4,808,050,890, respectively.

The U.S. federal income tax basis of the Trust's investments at December 31, 2012 was as follows:

Investment securities	$112,128,375
Securities sold short	(104,533,088)
Open forward currency contracts	3,312,406
Open futures contracts	746,878

The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $279,414 (gross unrealized appreciation was $872,221 and gross unrealized depreciation was 592,807).

Note 11.	TRADING ACTIVITIES AND RELATED RISKS

The Trust engages in the speculative trading of U.S. and foreign futures contracts and forward currency contracts (collectively, “derivatives”). Specifically, the Trust trades a portfolio focused on financial futures, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or stock index values, as well as metals, energy and agriculture values. The Trust is exposed to both market risk, the risk arising from changes in the fair value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

speculative trading purposes, and all or a substantial amount of the Trust's assets are subject to the risk of trading loss. Unlike an operating company, the risk of market sensitive instruments is integral, not incidental, to the Trust's main line of business.

The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a “short sale”). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the Statement of Assets and Liabilities.

The Trust also trades forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the interbank market maker at December 31, 2012 was $7,499,160, which equals approximately 5% of Net Asset Value.

For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short.

The Trust has adopted the provisions of ASC 815, Derivatives and Hedging (ASC 815). ASC 815 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, financial performance and cash flows. The following tables summarize quantitative information required by ASC 815.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

The fair value of the Trust's derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012 is as follows:

Type of Instrument*	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012 Fair Value	Liability Derivatives at December 31, 2012 Fair Value	Net
Agriculture Contracts	Net unrealized gain on open futures contracts	$363,444	$(208,556)	$154,888
Energy Contracts	Net unrealized gain on open futures contracts	106,710	(158,910)	(52,200)
Metals Contracts	Net unrealized gain on open futures contracts	456,793	(250,700)	206,093
Stock Indices Contracts	Net unrealized gain on open futures contracts	1,157,800	(561,838)	595,962
Short-Term Interest Rate Contracts	Net unrealized gain on open futures contracts	98,012	(65,505)	32,507
Long-Term Interest Rate Contracts	Net unrealized gain on open futures contracts	496,746	(248,792)	247,954
Forward Currency Contracts	Net unrealized gain on open forward currency contracts	10,070,830	(6,917,336)	3,153,494
Totals		$12,750,335	$(8,411,637)	$4,338,698

*	Derivatives not designated as hedging instruments under ASC 815

The trading revenue of the Trust's derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for the year ended December 31, 2012 is as follows:

Type of Instrument	Trading Gains/Losses for the Year Ended December 31, 2012
Agriculture Contracts	$2,806,157
Energy Contracts	53,940
Metal Contracts	(4,885,130)
Stock Indices Contracts	4,523,828
Short-Term Interest Rate Contracts	2,865,715
Long-Term Interest Rate Contracts	2,134,273
Forward Currency Contracts	2,117,679
Total	$9,616,462

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

Statement of Operations Location	Trading Gains/Losses for the Year Ended December 31, 2012
Net realized gain (loss) from investments:
Futures trading, net of trading commissions and fees**	$8,733,573
Forwards trading, net of trading commissions and fees**	1,995,373
Net change in unrealized (depreciation) on investments:
Futures trading, net	(1,235,295)
Forwards trading, net	122,811
Total	$9,616,462

**	Amount differs from the amount on the Statement of Operations as the amount above is before reduction of trading commissions and fees and does not include gains and losses on foreign currency cash balances at the futures broker.

For the year ended December 31, 2012, the monthly average of futures contracts bought and sold was approximately 15,150 and the monthly average of notional value of forward currency contracts was $1,168,700,000.

Open contracts generally mature within twelve months; as of December 31, 2012, the latest maturity date for open futures contracts is September 2014 and the latest maturity date for open forward currency contracts is March 2013. However, the Trust intends to close all futures and forward currency contracts prior to maturity.

The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser's basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio for derivatives positions that rarely exceeds 30%. The Adviser's attempt to manage the risk of the Trust's open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per “risk unit” of assets under management. In addition, the Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as reducing position sizes dynamically in response to trading losses. The Adviser controls the risk of the Trust's non-trading instruments (Treasury Bills held for cash management purposes) by limiting the duration of such instruments to no more than six months.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2012

The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Adviser believes to be creditworthy. The shareholders bear the risk of loss only to the extent of the market value of their respective investments, and in certain specific circumstances, distributions and redemptions received.

Note 12.	INDEMNIFICATIONS

In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

Note 13.	SUBSEQUENT EVENTS

Management of the Trust has evaluated subsequent events through the date the financial statements were filed. Per recent Commodity Futures Trading Commission (CFTC) regulations, as of January 1, 2013, the Trust will no longer qualify for a 4.5 exclusion from the requirement to be operated by a registered Commodity Pool Operator (CPO). The CFTC has confirmed that for a registered investment company, the appropriate CPO registrant will be the investment adviser, not the board of directors. Pursuant to no-action relief granted by the CFTC and approval from the Trust’s Board of Trustees, the Adviser delegated Campbell & Company, Inc. (Campbell) to perform all of the duties and responsibilities as the CPO of the Trust. Campbell, the Adviser’s parent corporation, was organized in April 1978 in Maryland as a successor to a partnership originally organized in January 1974. Campbell’s commodity pool operator registration was effective with the CFTC on September 10, 1982 and its NFA membership was effective on July 1, 1982. Campbell provides commodity pool operator services similar to those provided to the Trust and also advisory services to numerous other funds and individually managed accounts. There are no additional subsequent events to disclose or that would require adjustment to or disclosure in the financial statements.

Privacy Notice

The Trust and the Adviser believe that investors are entitled to the best service they can offer — and that includes the right to feel comfortable about the personal non-public information investors share with the Trust and the Adviser.

In the normal course of business, investors give the Trust and the Adviser non-public personal information. The Trust and the Adviser use this information to manage each investor’s account, direct transactions and provide each investor with valuable information. The Trust and the Adviser may collect this information through forms, interviews, transaction history of an investor’s account, or third parties. The information includes each investor’s name, address, telephone number, social security number, transactional and financial information, as well as other personal non-public information the Trust and the Adviser may need to service an investor’s account. The Trust and the Adviser maintain physical, electronic, and procedural safeguards that comply with federal standards to protect confidentiality.

Neither the Trust nor the Adviser provides customer names and addresses, or other non-public information, to outside firms, organizations or individuals, except as necessary to service investor accounts or as permitted by law. For example, in the course of regular business, the Trust may share relevant information with service providers that support the Trust and the Adviser in servicing investor accounts. These companies may use this information only for the services for which they are hired, and are not permitted to use or share this information for any other purpose.

The Trust and the Adviser require service providers to the Trust to maintain policies and procedures designed to assure that access to non-public personal information about investors is restricted to employees who need to know that information in order to provide products or services to those investors, and that the use of such information is limited to the purposes for which it was disclosed or as otherwise permitted by law. The Trust and the Adviser also require that service providers maintain strict physical, electronic and procedural safeguards designed to protect the personal information of investors that comply with federal standards.

The Trust and the Adviser will continue to adhere to the privacy policies and practices described in the Trust's Offering Memorandum with respect to information about former Shareholders who have redeemed their Shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON COMPLETE SCHEDULE OF INVESTMENTS

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Campbell Multi-Strategy Trust (the “Trust”) as of December 31, 2012, and for the year then ended and have issued our report thereon dated February 28, 2013 (which report expressed an unqualified opinion) which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Trust's complete schedule of investments in securities (the “Schedule”) as of December 31, 2012 appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Trust's management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Trust referred to above, presents fairly, in all material respects, the information set forth therein.

February 28, 2013

Item 2. Code of Ethics.

The registrant has adopted a code of ethics for its chief executive officer, chief financial officer, director of fund accounting and persons performing similar functions. The registrant has not made any material amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics may be obtained at no charge by written request to Campbell & Company Investment Adviser’s corporate secretary, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 or by calling 1-800-698-7235.

Item 3. Audit Committee Financial Expert.

At a meeting of the Board of Trustees held on June 18, 2012, the Board unanimously approved a resolution re-appointing Mr. Russell Fleming as the “Audit Committee Financial Expert” as that term is defined in the Securities and Exchange Commission in Form N-CSR and he is “independent.”

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principle accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $66,000 for 2012 and $69,525 for 2011.

(b)	Audit-Related Fees – there were no audit related fees billed to the registrant in 2012 or 2011 for assurance and related services rendered by the principle accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c)	Tax Fees – there were no tax fees billed in 2012 or 2011 for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d)	Other Fees – there were no other fees billed for 2012 or 2011for products and services provided to the registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e)	1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

THE CAMPBELL MULTI-STRATEGY TRUST

AUDIT COMMITTEE PRE-APPROVAL PROCESS

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Trust by the independent registered public accounting firm (“independent accountants”), including the fees to be paid therefor. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at each of its scheduled meetings.

Pre-approval for a permitted non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Trust to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated.

Additionally, the Audit Committee shall pre-approve the independent accountants’ engagements for non-audit services with the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Trust, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the independent accountants by the Trust, the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (without regard to this exception).

The independent accountants may not perform contemporaneously any of the following non-audit services for the Trust:

1.	bookkeeping or other services related to the accounting records or financial statements of the Trust;
2.	financial information systems design and implementation;
3.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
4.	actuarial services;
5.	internal audit outsourcing services;
6.	management functions or human resources;
7.	broker or dealer, investment adviser, or investment banking services;
8.	legal services and expert services unrelated to the audit; and
9.	any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

(e)	2) No services included in b) – d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	There were no aggregate non-audit fees billed by the principle accountant for services rendered to the registrant or the investment adviser in 2012 or 2011.

(h)	The registrant’s Audit Committee has considered whether the provisions of any non-audit services rendered to the registrant’s investment adviser that were not pre-approved pursuant (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012

INVESTMENT SECURITIES

			% of Net
	Shares	Value ($)	Asset Value
Common Stocks
Bermuda
Energy
Energy XXI Bermuda	39,991	$1,287,310	0.92%
Seadrill Ltd.	39,845	$1,466,296	1.05%
Total Energy		$2,753,606	1.97%

Financials
Assured Guaranty Ltd.	2,351	$33,455	0.02%
Axis Capital Holdings Ltd.	2,424	$83,967	0.07%
Lazard Ltd. – Class A	872	$26,020	0.02%
Validus Holdings Ltd.	958	$33,128	0.02%
White Mountains Insurance Group Ltd.	31	$15,965	0.01%
Total Financials		$192,535	0.14%

Information Technology
Genpact Ltd.*	4,391	$68,061	0.05%

Total Bermuda		$3,014,202	2.16%

Brazil
Utilities
Cia de Saneamento Basico Do Estado De Sao Paulo – ADR *	6,078	$507,938	0.36%
Cia Paranaense De Energia - ADR	934	$14,337	0.01%
Total Utilities		$522,275	0.37%

Canada
Energy
Baytex Energy Trust	283	$12,237	0.00%
Imperial Oil Ltd.	6,698	$288,014	0.21%
Encana Corp.	47,768	$943,896	0.68%
Total Energy		$1,244,147	0.89%

Financials
Granite Real Estate Inc.	100	$3,801	0.00%

Health Care
Catamaran Corp. *	12,010	$565,791	0.40%

See Accompanying Notes to Financial Statements. III - 1

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Industrials
Canadian Pacific Railway Ltd.	1,112	$113,001	0.08%

Materials
Agrium Inc.	13,853	$1,384,053	0.99%
GoldCorp. Inc.	16,491	$605,220	0.43%
Silver Wheaton Corp.	2,801	$101,060	0.08%
Yamana Gold, Inc.	84,460	$1,453,557	1.04%
Total Materials		$3,543,890	2.54%

Total Canada		$5,470,630	3.91%

Cayman Islands
Consumer Discretionary
Melco Crown Entertainment Ltd. – ADR *	3,713	$62,527	0.04%

Information Technology
Netease.Com - ADR*	12,680	$539,534	0.39%
Spreadtrum Communications Inc. - ADR	1,002	$17,635	0.01%
Total Information Technology		$557,169	0.40%

Total Cayman Islands		$619,696	0.44%

Chile
Materials
Sociedad Quimica Y Minera De Chile S.A. - ADR	14	$807	0.00%

India
Consumer Discretionary
Tata Motors Ltd. - ADR	1,257	$36,101	0.03%

Ireland
Information Technology
Accenture plc – Class A	19,747	$1,313,176	0.94%
Seagate Technology plc	8,893	$271,059	0.19%
Total Information Technology		$1,584,235	1.13%

Israel
Health Care
Teva Pharmaceutical Industries Ltd. - ADR	1,658	$61,910	0.04%

Information Technology
Allot Communications Ltd.*	24,011	$427,876	0.31%

See Accompanying Notes to Financial Statements. III - 2

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Total Israel		$489,786	0.35%

Japan
Consumer Discretionary
Aisan Industry Co., Ltd.	500	$4,129	0.00%
Alpine Electronics, Inc.	600	$5,487	0.00%
Asics Corp.	1,500	$22,662	0.02%
Askul Corp.	600	$7,964	0.01%
Benesse Corp.	500	$20,701	0.01%
Calsonic Kansei Corp.	8,000	$32,476	0.02%
Chiyoda Co., Ltd.	4,100	$102,275	0.07%
Daido Metal Co., Ltd.	2,000	$17,253	0.01%
Dainichi Co., Ltd.	700	$7,806	0.01%
Don Quijote Co., Ltd.	800	$29,247	0.02%
Eagle Industry Co., Ltd.	5,000	$40,883	0.03%
Edion Corp.	800	$3,515	0.00%
Exedy Corp.	200	$4,357	0.00%
France Bed Holdings Co., Ltd.	5,000	$9,687	0.01%
F-Tech Inc.	900	$12,113	0.01%
Futaba Industrial Co., Ltd.*	3,500	$15,016	0.01%
Gakken Holdings Co,. Ltd.	6,000	$15,362	0.01%
Hakuhodo DY Holdings Inc.	420	$26,980	0.02%
Hankyu Department Stores, Inc.	7,000	$64,906	0.05%
H.I.S. Co., Ltd.	1,900	$64,290	0.05%
Isetan Mitsukoshi Holdings Ltd.	800	$7,768	0.01%
Isuzu Motors Ltd.	5,000	$29,466	0.02%
Izumi Co., Ltd.	12,500	$262,081	0.19%
J Front Retailing Co., Ltd.	2,000	$11,002	0.01%
Koshidaka Co.,.Ltd.	100	$2,327	0.00%
Mars Engineering Corp.	4,200	$83,651	0.06%
Misawa Homes Holdings Inc.	600	$8,739	0.01%
Musashi Seimitsu Industry Co., Ltd.	2,600	$54,333	0.04%
Namco Bandai Holdings Inc.	11,900	$153,296	0.11%
NHK Spring Co.	1,500	$12,213	0.01%
Nidec Copal Corp.	300	$2,322	0.00%
Nippon Piston Ring Co., Ltd.	7,000	$13,482	0.01%
Nishimatsuya Chain Co., Ltd.	600	$4,726	0.00%
Nissin Kogyo Co., Ltd.	900	$13,774	0.01%
Nitori Co., Ltd.	250	$18,250	0.01%
Press Kogyo Co.	1,000	$4,486	0.00%
Resorttrust Inc.	600	$11,743	0.01%
Riken Corp.	3,000	$11,002	0.01%

See Accompanying Notes to Financial Statements. III - 3

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Round One Corp.	5,400	$30,765	0.02%
Ryohin Keikaku Co., Ltd.	4,100	$228,146	0.16%
Sangetsu Co., Ltd.	1,200	$29,118	0.02%
Seria Co., Ltd.	800	$12,668	0.01%
Showa Corp.	10,700	$104,890	0.08%
Stanley Electric Co., Ltd.	800	$11,256	0.01%
T Rad Co., Ltd.	2,000	$5,190	0.00%
Takashimaya Co., Ltd.	7,000	$49,487	0.04%
Takata Corp.	400	$8,087	0.01%
TBK Co., Ltd.	1,000	$5,305	0.00%
Teikoku Piston Ring Co., Ltd.	900	$12,113	0.01%
Toei Co., Ltd.	1,000	$5,178	0.00%
Tokai Rubber Industry	600	$5,985	0.00%
Token Corp.	650	$36,169	0.03%
Tokyo Dome Corp.	4,000	$14,393	0.01%
Topre Corp.	1,900	$17,223	0.01%
Toridoll.Corp.	1,900	$20,137	0.01%
Toyoda Gosei Co., Ltd.	5,000	$100,277	0.07%
TS Tech Co., Ltd.	1,000	$17,795	0.01%
United Arrows Ltd.	100	$2,285	0.00%
U-Shin Ltd.	1,500	$7,767	0.01%
Yamaha Motor Co., Ltd.	1,900	$20,795	0.01%
Yokohama Rubber Co., Ltd.	1,000	$7,150	0.01%
Yorozu Corp.	1,600	$23,360	0.02%
Total Consumer Discretionary		$1,987,309	1.42%

Consumer Staples
Ain Pharmaciez Inc.	1,000	$54,377	0.04%
Ajinomoto Co., Inc.	11,000	$145,001	0.10%
Ariake Japan Co., Ltd.	1,100	$20,031	0.01%
Asahi Breweries Ltd.	800	$16,948	0.01%
Dydo Drinco, Inc.	300	$12,144	0.01%
Familymart Co., Ltd.	2,700	$110,697	0.08%
Itoham Foods Inc.	1,000	$4,359	0.00%
Japan Tobacco Inc.	3,500	$98,489	0.07%
Kagome Co., Ltd.	2,400	$45,697	0.03%
Kirin Brewery Co., Ltd.	11,000	$128,382	0.09%
Nichimo Co., Ltd.	2,000	$4,498	0.01%
Pigeon Corp.	300	$14,289	0.01%
Kewpie Corp.	18,400	$253,156	0.18%
Seven & I Holdings Co., Ltd.	600	$16,863	0.01%
Warabeya Nichiyo Co., Ltd.	2,000	$36,905	0.03%

See Accompanying Notes to Financial Statements. III - 4

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Yonkyu Co., Ltd.	700	$7,451	0.01%
Total Consumer Staples		$969,287	0.69%

Energy
Inpex Holdings Inc.	1	$5,276	0.00%
Japan Petroleum Exploration Co	700	$24,380	0.02%
Modec Inc.	1,200	$25,866	0.02%
Shinko Plantech Co., Ltd.	500	$3,933	0.00%
Toyo Kanetsu KK	3,000	$6,158	0.01%
Total Energy		$65,613	0.05%

Financials
77 Bank Ltd.	8,000	$31,830	0.02%
Acom Co., Ltd.*	1,420	$40,433	0.03%
Aeon Mall Co., Ltd.	3,200	$78,090	0.06%
Bank Of Iwate Ltd.	100	$4,348	0.00%
Bank Of Kyoto Ltd.	5,000	$41,979	0.03%
Bank Of Yokohama Ltd.	4,000	$18,452	0.01%
Bank Ryukyus Ltd.	1,500	$17,299	0.01%
Century Tokyo Leasing Corp.	600	$12,338	0.01%
Credit Saison Co., Ltd.	2,100	$51,925	0.04%
Daikyo Inc.	3,000	$8,096	0.01%
Daishi Bank Ltd.	7,000	$21,958	0.02%
Daito Trust Construct Co., Ltd.	800	$75,193	0.05%
Hachijuni Bank Ltd.	3,000	$14,912	0.01%
Heiwa Real Estate Co., Ltd.	1,000	$13,505	0.01%
Higo Bank Ltd.	2,000	$11,071	0.01%
Hitachi Capital Corp.	2,900	$59,231	0.04%
Hyakujushi Bank Ltd.	1,000	$3,667	0.00%
J Trust Co., Ltd.	100	$1,694	0.00%
Jafco Co., Ltd.	3,100	$90,379	0.06%
Matsui Securities Co., Ltd.	13,300	$119,640	0.09%
Mito Securities Co., Ltd.	3,000	$8,511	0.01%
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,090	$174,053	0.12%
Monex Group Inc.	618	$153,021	0.11%
Nisshin Fudosan Co.	700	$4,327	0.00%
Nomura Holdings Inc.	24,500	$142,123	0.10%
Nomura Real Estate Holdings Inc.	3,400	$64,228	0.05%
NTT Urban Development Corp.	51	$48,936	0.04%
Ogaki Kyoritsu	8,000	$27,125	0.02%
Oita Bank Ltd.	1,000	$3,241	0.00%
SBI Holdings Inc.	2,500	$21,970	0.02%

See Accompanying Notes to Financial Statements. III - 5

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Seven Bank Ltd.	600	$1,571	0.00%
Shoei Co., Ltd.	2,900	$19,498	0.01%
Sony Financial Holdings Inc.	500	$8,880	0.01%
Sumitomo Real	1,130	$52,975	0.04%
Suruga Bank Ltd.	10,000	$122,131	0.09%
T&D Holdings Inc.	6,400	$76,835	0.05%
Takara Leben Co.	700	$7,532	0.01%
Tokyo Tatemono Co., Ltd.	8,000	$40,503	0.03%
Tokyo Tomin Bank Ltd.	800	$7,206	0.00%
Tokyu Livable Inc.	1,100	$17,735	0.01%
Tosei Corp.	60	$35,082	0.03%
Toyo Securities Co., Ltd.	1,000	$2,733	0.00%
Yamaguchi Financ	2,000	$17,530	0.01%
Yamanashi Chuo Bank Ltd.	1,000	$4,141	0.00%
Total Financials		$1,777,927	1.27%

Health Care
Chugai Pharmaceutical Co., Ltd.	4,200	$79,970	0.06%
Eiken Chemical Co., Ltd.	200	$2,558	0.00%
Eisai Co., Ltd.	2,500	$103,794	0.07%
Kyowa Hakko Kogyo Co., Ltd.	1,000	$9,791	0.01%
Nihon Kohden Corp.	2,200	$66,424	0.05%
Nikkiso Co., Ltd.	6,000	$63,453	0.05%
Ono Pharmaceutical Co., Ltd.	1,100	$55,945	0.04%
Rohto Pharm	5,000	$58,009	0.04%
Santen Pharmaceutical Co., Ltd.	1,000	$38,231	0.03%
Sawai Pharmaceutical Co., Ltd.	600	$60,131	0.04%
Shionogi & Co., Ltd.	300	$4,972	0.00%
So-Net M3 Inc.	7	$11,125	0.01%
Total Health Care		$554,403	0.40%

Industrials
Aica Kogyo Co.	9,000	$144,482	0.10%
Aida Engineering Ltd.	4,900	$38,370	0.03%
Amada Co., Ltd.	1,000	$6,401	0.01%
Chiyoda Corp.	5,000	$70,811	0.05%
Chugai Ro Co., Ltd.	1,000	$2,572	0.00%
Comsys Holdings Corp.	500	$6,378	0.00%
Cosel Co., Ltd.	300	$3,674	0.00%
Daihatsu Diesel	1,000	$2,941	0.00%
Daihen Corp.	3,000	$8,753	0.01%
Daiichi Jitsugyo Co., Ltd.	1,000	$4,602	0.00%
East Japan Railway Co.	700	$45,047	0.03%
Fujikura Ltd.	6,000	$18,475	0.01%

See Accompanying Notes to Financial Statements. III - 6

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Futaba Corp.	500	$5,611	0.00%
Glory Ltd.	600	$13,798	0.01%
Hankyu Hanshin Holdings Inc.	1,000	$5,144	0.00%
Hazama Corp.	5,100	$15,881	0.01%
Hisaka Works Ltd.	2,000	$16,423	0.01%
Hosokawa Micron Corp.	4,000	$24,772	0.02%
Iino Kaiun Kaisha Ltd.	1,500	$5,432	0.00%
Inabata & Co., Ltd.	2,900	$19,365	0.01%
Iwatani Corp.	8,000	$29,524	0.02%
Japan Airport Terminal Co., Ltd.	1,700	$17,390	0.01%
Japan Foundation Engineering Co., Ltd.	400	$1,527	0.00%
Japan Steel Works Ltd.	4,000	$25,741	0.02%
JGC Corp.	7,000	$216,030	0.15%
Kamei Corp.	3,000	$26,848	0.02%
Kanamoto Co., Ltd.	4,000	$60,939	0.04%
Kandenko Co., Ltd.	2,000	$8,949	0.01%
Kato Works Co., Ltd.	2,000	$6,135	0.01%
Keisei Electric Railway Co., Ltd.	16,000	$134,333	0.10%
Kitz Corp.	2,200	$10,301	0.01%
Kokuyo Co., Ltd.	1,000	$7,127	0.01%
Komaihaltec Inc.	14,000	$41,656	0.03%
Komatsu Ltd.	1,100	$27,706	0.02%
Kubota Corp.	3,000	$34,114	0.02%
Kyokuto Kaihatsu Kogyo Co., Ltd.	100	$1,089	0.00%
Kyowa Exeo Corp.	1,300	$12,999	0.01%
Maeda Corp.	5,000	$26,179	0.02%
Makita Corp.	1,000	$45,785	0.03%
Meidensha Corp.	1,000	$3,356	0.00%
Mitsubishi Heavy Industries Ltd.	10,000	$47,861	0.03%
Moshi Moshi Hotline Inc.	4,600	$58,302	0.04%
NEC Leasing Ltd.	200	$2,999	0.00%
NGK Insulators Ltd.	1,000	$11,717	0.01%
Nichiha Corp.	2,300	$26,472	0.02%
Nidec Corp.	100	$5,789	0.01%
Nippon Konpo Unyu Soko Co., Ltd.	8,100	$94,069	0.07%
Nippon Sharyo Ltd.	3,000	$11,383	0.01%
Nippon Signal Co.	1,300	$9,145	0.01%
Nishi-Nippon Railroad Co., Ltd.	5,000	$19,721	0.01%
Nishio Rent All Co., Ltd.	200	$2,779	0.00%
Nissin Electric Co., Ltd.	8,000	$40,595	0.03%
Nitto Kogyo Corp.	100	$1,349	0.00%

See Accompanying Notes to Financial Statements. III - 7

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

NTN Corp.	2,000	$5,328	0.01%
OSG Corp.	800	$10,988	0.01%
Park24 Co., Ltd.	4,400	$69,265	0.05%
Raito Kogyo Co., Ltd.	3,500	$20,021	0.01%
Sankyu Inc.	1,000	$3,748	0.00%
Sanwa Holdings Corp.	7,000	$30,596	0.02%
Sanyo Denki Co., Ltd.	2,000	$10,864	0.01%
Seino Holdings Corp.	9,000	$56,672	0.04%
Shima Seiki Manufacturing Ltd.	3,100	$50,302	0.04%
Shinmaywa Industries Ltd.	1,000	$6,712	0.01%
Sintokogio Ltd.	900	$7,089	0.01%
Sodick Co., Ltd.	2,800	$12,949	0.01%
Sohgo Security Services Co., Ltd.	11,600	$143,278	0.10%
Sumikin Bussan Corp.	7,000	$18,003	0.01%
Sumitomo Densetsu Co., Ltd.	200	$2,164	0.00%
Sumitomo Electric Industries Ltd.	200	$2,279	0.00%
Sumitomo Precision Products Co., Ltd.	2,000	$9,595	0.01%
Taihei Dengyo Kaisha Ltd.	1,000	$6,112	0.01%
Taikisha Ltd.	1,100	$20,691	0.01%
Takeei Corp.	300	$6,774	0.01%
Tatsuta Electric Wire & Cable Co., Ltd.	6,000	$51,897	0.04%
Tocalo Co., Ltd.	1,000	$16,630	0.01%
Torishima Pump Manufacturing Co., Ltd.	4,200	$33,422	0.02%
Toyota Tsusho Corp.	1,700	$41,446	0.03%
Trusco Nakayama Corp.	300	$5,456	0.01%
Tsubakimoto Chain Co.	7,000	$39,073	0.03%
Union Tool Co.	500	$7,715	0.01%
Wakita & Co., Ltd.	2,000	$16,283	0.01%
Yusen Logistics Co., Ltd.	400	$3,957	0.00%
Total Industrials		$2,238,150	1.60%

Information Technology
AI Holdings Corp.	2,900	$20,535	0.01%
Amano Corp.	5,000	$43,248	0.03%
Anritsu Corp.	12,000	$141,160	0.10%
Cybozu Inc.	10	$2,839	0.00%
DTS Corp.	2,400	$29,228	0.02%
Eizo Nanao Corp.	400	$6,357	0.00%
Enplas Corp.	200	$8,903	0.01%

See Accompanying Notes to Financial Statements. III - 8

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Espec Corp.	1,800	$13,618	0.01%
Fuji Soft Inc.	3,500	$66,036	0.05%
Fujifilm Holdings Corp.	2,000	$39,742	0.03%
Gourmet Navigator Inc.	200	$2,044	0.00%
Hirose Electric Co., Ltd.	400	$47,469	0.03%
Hitachi High-Technologies Corp.	5,200	$106,447	0.08%
Hosiden Corp.	8,300	$50,732	0.04%
INES Corp.	400	$2,473	0.00%
Internet Initiative Japan Inc.	900	$20,510	0.01%
Itochu Techno-Solutions Corp.	3,100	$127,096	0.09%
Japan Aviation Electronics Industry Ltd.	24,000	$176,312	0.13%
Keyence Corp.	100	$27,529	0.02%
Koa Corp.	400	$3,201	0.00%
Konica Minolta Holdings Inc.	2,000	$14,208	0.01%
Macromill Inc.	200	$2,140	0.00%
Megachips Corp.	3,700	$71,047	0.05%
Mimasu Semiconductor Co., Ltd.	200	$1,624	0.00%
Murata Manufacturing Co., Ltd.	100	$5,824	0.00%
NEC Networks & System Integration Corp.	400	$7,067	0.01%
Nihon Unisys Ltd.	1,500	$9,930	0.01%
Nintendo Co., Ltd.	200	$21,151	0.02%
Nippon Chemi-Con Corp.*	8,000	$16,792	0.01%
NSD Co., Ltd.	2,500	$21,739	0.02%
OBIC Co., Ltd.	50	$9,947	0.01%
Oracle Corp.	1,000	$41,402	0.03%
Ryoyo Electro Corp.	500	$4,642	0.00%
Shindengen Electric Manufacturing Co., Ltd.	1,000	$2,768	0.00%
SIIX Corp.	4,500	$51,793	0.04%
SMK Corp.	3,000	$8,061	0.01%
Sumisho Computer	1,700	$26,428	0.02%
Systena Corp.	1	$876	0.00%
Tamura Corp.	2,000	$4,452	0.00%
Toshiba Tec Corp.	1,000	$5,040	0.00%
Towa Corp.	900	$5,595	0.00%
Uniden Corp.	4,000	$8,996	0.01%
Yahoo Japan Corp.	61	$19,599	0.01%
Yokogawa Electric Corp.	7,500	$81,392	0.07%
Total Information Technology		$1,377,992	0.99%

Materials
Aichi Steel Corp.	16,000	$74,363	0.05%
Air Water Inc.	2,000	$25,418	0.02%
Chugoku Marine Paints, Ltd.	9,000	$53,662	0.04%

See Accompanying Notes to Financial Statements. III - 9

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Dainichiseika Color & Chemical	1,000	$4,140	0.00%
Dowa Holdings Co.	1,000	$6,401	0.00%
FP Corp.	300	$19,928	0.01%
Fujimi Inc.	10,100	$178,564	0.13%
JSR Corp.	2,900	$54,816	0.04%
Kaneka Corp.	1,000	$5,017	0.00%
Kansai Paint Co., Ltd.	1,000	$10,691	0.01%
Kogi Corp.	4,000	$8,211	0.01%
Krosaki Harima Corp.	3,000	$7,992	0.01%
Kureha Corp.	1,000	$3,610	0.00%
Mitsubishi Steel Mfg. Co., Ltd.	14,000	$27,771	0.02%
Mitsubishi Materials Corp.	7,000	$23,573	0.02%
Nippon Kayaku Co., Ltd.	2,000	$21,843	0.02%
Nippon Soda Co., Ltd.	6,000	$27,263	0.02%
Nippon Steel Corp.	3,000	$7,266	0.01%
Nippon Synthetic Chemical Industry Co., Ltd.	18,000	$130,158	0.09%
Nitto Denko Corp.	400	$19,467	0.01%
Okabe Co., Ltd.	1,700	$11,018	0.01%
Osaka Steel Co., Ltd.	400	$7,381	0.01%
Shin-Etsu Chemical Co., Ltd.	1,300	$78,411	0.06%
Shinto Paint Co., Ltd.	2,000	$5,213	0.00%
Stella Chemifa Corp.	1,000	$19,467	0.01%
Sumitomo Osaka Cement Co., Ltd.	1,000	$3,610	0.00%
Sumitomo Pipe & Tube Co., Ltd.	300	$2,432	0.00%
Taiyo Ink Manufacturing Co., Ltd.	100	$2,808	0.00%
Toagosei Co., Ltd.	15,000	$58,298	0.04%
Toho Zinc Co., Ltd.	11,000	$47,572	0.03%
Tokushu Tokai Paper Co., Ltd.	1,000	$2,503	0.00%
Tokyo Ohka Kogyo	2,100	$41,123	0.03%
Tokyo Tekko	4,000	$14,854	0.01%
Topy Industries Ltd.	28,000	$65,875	0.05%
Toyo Ink Manufacturing Co., Ltd.	6,000	$25,533	0.02%
Toyo Seikan Kaisha Ltd.	1,700	$22,586	0.02%
UBE Industries Ltd.	3,000	$7,127	0.01%
Total Materials		$1,125,965	0.81%

Utilities
Hokkaido Electric Power Co. Inc.	3,800	$45,840	0.03%
Kyushu Electric Power Co. Inc.	2,100	$23,807	0.02%
Osaka Gas Co., Ltd.	47,000	$170,200	0.12%
Toho Gas Co., Ltd.	14,000	$74,755	0.05%
Tokyo Gas Co., Ltd.	42,000	$191,327	0.14%

See Accompanying Notes to Financial Statements. III - 10

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Total Utilities		$505,929	0.36%

Total Japan		$10,602,575	7.59%

Liberia
Consumer Discretionary
Royal Caribbean Cruises Ltd.	6,416	$218,144	0.16%

Mexico
Telecommunication Services
America Movil - ADR Series L	63,985	$1,480,613	1.06%

South Africa
Energy
Sasol Ltd. - ADR	566	$24,502	0.02%

South Korea
Materials
Posco - ADR	714	$58,655	0.04%

Switzerland
Financials
Credit Suisse Group - ADR	8,507	$208,932	0.15%

Information Technology
TE Connectivity Ltd.	3,433	$127,433	0.09%

Total Switzerland		$336,365	0.24%

United Kingdom
Consumer Staples
British American Tobacco Plc - ADR	750	$75,937	0.06%
Diageo Plc - ADR	3,651	$425,634	0.30%
Total Consumer Staples		$501,571	0.36%

Energy
Rowan Companies Plc*	8,794	$274,988	0.20%

Financials
Prudential Plc - ADR	5,286	$150,915	0.10%

Information Technology
Arm Holdings Plc - ADR	13,897	$525,724	0.38%

Total United Kingdom		$1,453,198	1.04%

See Accompanying Notes to Financial Statements. III - 11

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

United States
Consumer Discretionary
American Axle & Man Hold Inc.	5,087	$56,974	0.04%
Arctic Cat Inc.*	275	$9,182	0.01%
Asbury Automotive Group Inc.*	4,697	$150,445	0.11%
Autonation Inc.*	6,644	$263,767	0.19%
Autozone Inc.*	1,555	$551,139	0.39%
Bally Technologies Inc.*	22,824	$1,020,461	0.73%
Brinker International Inc.	1,483	$45,958	0.03%
Brown Shoe Co., Inc.	733	$13,465	0.01%
Cabela's Inc.*	13,918	$581,077	0.42%
Capella Education Co.*	509	$14,369	0.01%
Carmax Inc.*	1,456	$54,658	0.04%
Cheesecake Factory Inc.	3,014	$98,618	0.07%
Childrens Place Retail Stores Inc.*	1,849	$81,892	0.06%
Comcast Corp. - Class A	39,643	$1,481,855	1.06%
Cooper Tire & Rubber Co.	26,413	$669,834	0.48%
Darden Restaurants Inc.	26,465	$1,192,778	0.85%
Devry Inc.	778	$18,462	0.01%
Dick's Sporting Goods Inc.	10,123	$460,495	0.33%
Ethan Allen Interiors Inc.	13,039	$335,233	0.24%
Foot Locker Inc.	45,731	$1,468,880	1.05%
G-III Apparel Group, Ltd.*	4,896	$167,590	0.12%
Gannett Co. Inc.	3,131	$56,389	0.04%
Gap Inc.	32,590	$1,011,594	0.72%
Goodyear Tire & Rubber Co.*	41,397	$571,693	0.41%
Harley-Davidson Inc.	20,920	$1,021,733	0.73%
Hibbett Sports Inc.*	192	$10,118	0.01%
International Game Technology	1,442	$20,433	0.01%
Jarden Corp.	28,225	$1,459,233	1.04%
Lamar Advertising Co. – Class A*	10,431	$404,201	0.29%
La-Z-Boy Inc.	17,583	$248,799	0.18%
Liberty Interactive Corp. *	9,271	$182,453	0.13%
LKQ Corp.*	11,571	$244,148	0.17%
Maidenform Brand*	3,770	$73,477	0.05%
Mattel Inc.	38,401	$1,406,245	1.01%
MDC Holdings Inc.	3,694	$135,791	0.10%
National Cinemedia Inc.	1,584	$22,382	0.02%
Oxford Industries Inc.	6,037	$279,875	0.20%
Panera Bread Company – Class A*	1,135	$180,272	0.13%
Penske Auto Group	9,599	$288,834	0.21%

See Accompanying Notes to Financial Statements. III - 12

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Pier 1 Imports Inc.	20,821	$416,420	0.30%
Polaris Industries Inc.	2,623	$220,725	0.16%
Scripps Networks Interactive – Class A	2,307	$133,621	0.10%
Select Comfort Corp.*	22,202	$581,026	0.42%
Service Corp. International	19,597	$270,635	0.19%
SHFL Entertainment Inc.*	1,448	$20,996	0.02%
Thor Industries Inc.	15,545	$581,849	0.42%
TJX Companies Inc.	3,740	$158,763	0.11%
TRW Automotive Holdings Corp.*	3,243	$173,857	0.12%
Vail Resorts Inc.	1,088	$58,850	0.04%
Walt Disney Co.	4,076	$202,944	0.15%
Wolverine World Wide Inc.	13,755	$563,681	0.39%
Yum! Brands Inc.	19,292	$1,280,990	0.92%
Total Consumer Discretionary		$21,019,159	15.04%

Consumer Staples
Andersons Inc.	1,321	$56,671	0.04%
Colgate-Palmolive Co.	2,316	$242,115	0.17%
Darling International Inc.*	7,584	$121,647	0.09%
Elizabeth Arden Inc.*	3,700	$166,536	0.12%
Hain Celestial Group Inc.*	21,368	$1,158,573	0.83%
Smithfield Foods Inc.*	36	$777	0.00%
Wal-Mart Stores Inc.	18,051	$1,231,620	0.88%
Total Consumer Staples		$2,977,939	2.13%

Energy
Approach Resources Inc.*	210	$5,252	0.00%
Atwood Oceanics Inc.*	12,662	$579,793	0.41%
Carrizo Oil & Gas Inc.*	5,469	$114,411	0.08%
Clayton Williams Energy Inc.*	446	$17,840	0.01%
Comstock Resources Inc.*	26,779	$405,166	0.29%
Contango Oil & Gas Co.*	2,499	$105,858	0.08%
Crosstex Energy Inc.	977	$14,010	0.01%
CVR Energy Inc.*	1,458	$71,136	0.05%
Exterran Holdings Inc.*	804	$17,624	0.01%
Hollyfrontier Corp.	282	$13,127	0.01%
Oceaneering International Inc.	365	$19,633	0.01%
Range Resources Corp.	14,899	$936,104	0.67%
Rosetta Resources Inc.*	2,284	$103,602	0.07%
Southwestern Energy Co.*	261	$8,720	0.01%

See Accompanying Notes to Financial Statements. III - 13

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Tesoro Corp.	3,887	$171,222	0.12%
Vaalco Energy Inc.*	590	$5,104	0.00%
W&T Offshore Inc.	783	$12,551	0.01%
Western Refining Inc.	4,908	$138,357	0.11%
Williams Companies Inc.	4,356	$142,616	0.11%
Total Energy		$2,882,126	2.06%

Financials
Affiliated Managers Group Inc.*	7,697	$1,001,765	0.72%
Allstate Corp.	36,590	$1,469,820	1.05%
American Capital Ltd.	2,555	$30,660	0.02%
Amtrust Financial Services Inc.	304	$8,722	0.01%
Arthur J Gallagher & Co.	2,793	$96,777	0.07%
Assurant Inc.	687	$23,839	0.02%
BOK Financial Corp.	394	$21,457	0.02%
Capital One Financial Corp.	4,615	$267,347	0.19%
CBRE Group Inc.*	1,942	$38,646	0.03%
CME Group Inc.	29,117	$1,476,523	1.06%
CNO Financial Group Inc.	41,021	$382,726	0.27%
CYB Financial Corp.	11,732	$122,013	0.09%
Discover Financial Services	38,826	$1,496,742	1.07%
Franklin Resources Inc.	10,890	$1,368,873	0.98%
Glacier Bancorp Inc.	1,419	$20,873	0.01%
Intercontinentalexchange Inc.*	11,828	$1,464,425	1.05%
Jones Lang Lasalle Inc.	1,195	$100,308	0.07%
Loews Corp.	11,764	$479,383	0.34%
Markel Corp.*	653	$283,023	0.20%
MB Financial Inc.	1,254	$24,767	0.02%
Ocwen Financial Corp.*	6,015	$208,059	0.15%
Old National Bancorp.	3,668	$43,539	0.03%
PHH Corp.*	1,061	$24,138	0.02%
Progressive Corp.	1,964	$41,440	0.03%
Prospect Capital Corp.	3,233	$35,143	0.03%
Reinsurance Group Of America Inc.	512	$27,402	0.02%
Ryman Hospitality Properties, Inc.	1,154	$44,383	0.03%
SLM Corp.	7,570	$129,674	0.09%
SVB Financial Group*	1,892	$105,895	0.08%
T. Rowe Price Group Inc.	7,704	$501,762	0.36%
Texas Capital Bank*	20,086	$900,255	0.64%
Trustmark Corp.	1,069	$24,010	0.02%
UMB Financial Corp.	1,422	$62,340	0.04%
US BanCorp	19,383	$619,093	0.44%
Webster Financial Corp.	1,994	$40,977	0.03%
Westamerica BanCorp.oration	1,168	$49,745	0.03%
Wintrust Financial Corp.	526	$19,304	0.01%
Total Financials		$13,055,848	9.34%

See Accompanying Notes to Financial Statements. III - 14

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Health Care
Affymax Inc.*	35,354	$671,726	0.48%
Allscripts- Misys Healthcare Solutions*	4,863	$45,809	0.03%
Ariad Pharmaceuticals Inc.*	8,563	$164,238	0.12%
Cerner Corp.*	27	$2,096	0.00%
Charles River Labs International Inc.*	7,986	$299,235	0.21%
Health Net Inc.*	804	$19,537	0.01%
Healthsouth Corp.*	4,836	$102,088	0.07%
HMS Holdings Corp.*	18,612	$482,423	0.35%
IDEXX Laboratories Inc.*	525	$48,720	0.03%
Medassets Inc.*	4,015	$67,332	0.05%
Medicines Co.*	1,093	$26,199	0.02%
Medtronic Inc.	35,987	$1,476,187	1.06%
Molina Healthcare Inc.*	3,828	$103,586	0.07%
Parexel International Corp.*	29,741	$880,036	0.63%
PDL Biopharma Inc.	44,640	$314,712	0.23%
Perkinelmer Inc.	2,076	$65,892	0.05%
Theravance Inc.*	2,638	$58,748	0.04%
United Therapeutics Corp.*	824	$44,018	0.03%
Viropharma Inc.*	25,697	$584,865	0.42%
Volcano Corp.*	8,986	$212,161	0.16%
Total Health Care		$5,669,608	4.06%

Industrials
3M Co.	83	$7,707	0.01%
AAR Corp.	3,509	$65,548	0.05%
ACCO Brands Corp.*	1,202	$8,823	0.01%
Actuant Corp. – Class A	579	$16,160	0.01%
Aerovironment Inc.*	1,661	$36,110	0.03%
Ametek Inc.	6,333	$237,931	0.17%
AO Smith Corp.	563	$35,508	0.03%
Applied Industrial Technologies Inc.	37	$1,554	0.00%
Armstrong World Industries Inc.*	3,730	$189,223	0.14%
Atlas Air Worldwide Holdings Inc.*	4,280	$189,647	0.14%
Barnes Group Inc.	7,685	$172,605	0.12%
Beacon Roofing Supply Inc.*	2,332	$77,609	0.06%
Carlisle Campnaies Inc.	632	$37,136	0.03%
Chart Industries Inc.*	3,105	$207,010	0.15%
Clean Harbors Inc.*	1,099	$60,456	0.04%

See Accompanying Notes to Financial Statements. III - 15

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Corporate Executive Board Co.	5,292	$251,158	0.18%
CSX Corp.	24,356	$480,544	0.34%
Donaldson Co. Inc.	5,558	$182,525	0.13%
Equifax Inc.	1,085	$58,720	0.04%
ESCO Technologies Inc.	252	$9,427	0.01%
Fastenal Co.	6,638	$309,928	0.22%
Fedex Corp.	2,975	$272,867	0.20%
Forward Air Corp.	1,427	$49,959	0.04%
Gardner Denver Inc.	1,472	$100,832	0.07%
GATX Corp.	24	$1,039	0.00%
General Cable Corp.*	1,441	$43,821	0.03%
General Electric Co.	29,420	$617,526	0.44%
Genesee & Wyoming Inc. – Class A*	750	$57,060	0.04%
Graco Inc.	179	$9,217	0.01%
Healthcare Services Group	576	$13,380	0.01%
Hertz Global Holdings Inc. *	19,488	$317,070	0.23%
Honeywell International Inc.	2,155	$136,778	0.10%
Hubbell Inc. – Class B	7,593	$642,596	0.46%
II-VI Inc.*	983	$17,959	0.01%
Illinois Tool Works Inc.	24,235	$1,473,730	1.05%
Jacobs Engineering Group Inc.*	343	$14,602	0.01%
JB Hunt Transport Services Inc.	8,133	$485,621	0.35%
Kirby Corp.*	1,731	$107,132	0.08%
Korn/Ferry International*	2,144	$34,004	0.02%
L-3 Communications Holdings Inc.	96	$7,356	0.01%
Lennox International Inc.	772	$40,545	0.03%
Lincoln Electric Holdings Inc.	127	$6,182	0.00%
Lindsay Corp.	415	$33,250	0.02%
Lockheed Martin Corp.	9,531	$879,616	0.63%
Manitowoc Co. Inc.	6,853	$107,455	0.08%
Mastec Inc.*	975	$24,307	0.02%
Mueller Industries Inc.	262	$13,108	0.01%
Northrop Grumman Corp.	1,181	$79,812	0.06%
Old Dominion Freight Line Inc.*	1,015	$34,794	0.02%
Owens Corning*	3,841	$142,079	0.10%
Paccar Inc.	1,840	$83,186	0.06%
Pall Corp.	10,248	$617,544	0.44%
Regal-Beloit Corp.	972	$68,497	0.05%
Rollins Inc.	1,704	$37,556	0.03%
Roper Industries Inc.	7,508	$836,992	0.60%
Ryder System Inc.	108	$5,392	0.00%
Snap-On Inc.	4,392	$346,924	0.25%

See Accompanying Notes to Financial Statements. III - 16

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Spirit Aerosystems Holdings Inc. - Class A*	4,543	$77,095	0.06%
Stericycle Inc.*	343	$31,992	0.02%
Teledyne Technologies Inc.*	454	$29,542	0.02%
Titan International Inc.	246	$5,343	0.00%
Titan Machinery Inc.*	1,194	$29,492	0.02%
Toro Co.	27	$1,160	0.00%
Union Pacific Corp.	5,086	$639,412	0.46%
United Parcel Service Inc.	14	$1,032	0.00%
United Rentals Inc.*	8,016	$364,888	0.26%
US Airways Group Inc.*	4,445	$60,008	0.05%
Valmont Industries Inc.	5,964	$814,384	0.58%
Werner Enterprises Inc.	5,442	$117,928	0.08%
Wesco International Inc.*	13,932	$939,435	0.66%
WW Grainger Inc.	1,587	$321,162	0.21%
Total Industrials		$13,827,990	9.89%

Information Technology
Activision Blizzard Inc.	16,347	$173,605	0.12%
Acxiom Corp.	819	$14,300	0.01%
Alliance Data Systems Corp.*	2,487	$360,018	0.26%
Aruba Networks Inc.*	15,699	$325,754	0.23%
Avnet Inc.*	935	$28,620	0.02%
Broadcom Corp. - Class A	7,795	$258,872	0.19%
CA Inc.	6,670	$146,607	0.10%
Cardtronics Inc.*	2,471	$58,662	0.04%
Cavium Inc.*	40,863	$1,275,334	0.91%
Cirrus Logic Inc.*	3,207	$92,907	0.07%
Cisco Systems Inc.	96	$1,886	0.00%
Convergys Corp.	238	$3,906	0.00%
Corning Inc.	24,218	$305,631	0.22%
Diebold Inc.	2,981	$91,248	0.07%
eBay Inc.*	15,964	$814,483	0.58%
EMC Corp. *	19,364	$489,909	0.35%
Emulex Corp.*	3,386	$24,718	0.02%
F5 Networks Inc.*	3,559	$345,757	0.25%
Fair Isaac Corp.	6,473	$272,060	0.19%
FARO Technologies Inc.*	796	$28,401	0.02%
FEI Co.	2,649	$146,914	0.11%
FLIR Systems Inc.	747	$16,666	0.01%
Harris Corp.	5,009	$245,241	0.18%
International Business Machines Corp.	1,530	$293,072	0.21%

See Accompanying Notes to Financial Statements. III - 17

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Jabil Circuit Inc.	14,470	$279,126	0.20%
Liveperson Inc.*	8,344	$109,640	0.08%
LSI Corp.*	412	$2,917	0.00%
Maxim Integrated Products Inc.	83	$2,440	0.00%
Microstrategy Inc. – Class A*	269	$25,119	0.02%
Monster Worldwide Inc.*	1,660	$9,329	0.01%
National Instruments Corp.	898	$23,177	0.02%
Netgear Inc.*	1,505	$59,327	0.04%
Omnivision Technologies Inc.*	15,598	$219,620	0.16%
OSI Systems Inc.*	3,436	$220,041	0.16%
Paychex Inc.	15,918	$495,687	0.35%
Plantronics Inc.	1,484	$54,715	0.04%
Plexus Corp.*	3,338	$86,120	0.06%
Polycom Inc.*	706	$7,385	0.01%
Qualcomm Inc.	14,501	$899,352	0.64%
Red Hat Inc.*	4,944	$261,834	0.19%
Sandisk Corp.*	4,703	$204,863	0.15%
Semtech Corp.*	1,967	$56,945	0.04%
Silicon Laboratories Inc.*	2,520	$105,361	0.08%
Synopsys Inc.*	20,918	$666,029	0.48%
Syntel Inc.	5,136	$275,238	0.20%
Tech Data Corp.*	439	$19,988	0.01%
Teradyne Inc.*	453	$7,651	0.01%
Total System Services Inc.	31,465	$673,980	0.48%
Ultimate Software Group*	1,756	$165,784	0.12%
Volterra Semiconductor Corp.*	10,018	$172,009	0.12%
Xerox Corp.	33,948	$231,525	0.16%
Zebra Technologies Corp. – Class A*	1,009	$39,634	0.02%
Total Information Technology		$11,189,407	8.01%

Materials
Allied Nevada Gold Corp.*	19,655	$592,205	0.42%
AptarGroup Inc.	12,171	$580,800	0.42%
Ashland Inc.	1,711	$137,582	0.10%
Ball Corp.	810	$36,248	0.03%
Boise Inc.*	3,923	$31,188	0.02%
Buckeye Technologies Inc.	192	$5,512	0.00%
Carpenter Technology Corp.	2,645	$136,561	0.10%
Coeur D' Alene Mines Corp.*	12,563	$309,050	0.22%
Crown Holdings Inc.*	4,340	$159,755	0.11%
Cytec Industries Inc.	1,996	$137,385	0.10%
Eagle Materials Inc.	2,945	$172,283	0.12%
Eastman Chemical Co.	15,150	$1,030,958	0.74%
Freeport-McMoRan Copper & Gold Inc. – Class B	11,651	$398,464	0.29%
Georgia Gulf Corp.	909	$37,524	0.03%
Greif Inc. – Class A	60	$2,670	0.00%

See Accompanying Notes to Financial Statements. III - 18

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Haynes International Inc.	852	$44,193	0.03%
Huntsman Corp.	51,650	$821,235	0.59%
Innophos Holding	1,042	$48,453	0.03%
International Paper Co.	10,806	$430,511	0.31%
Kaiser Aluminum	838	$51,696	0.04%
Louisiana-Pacific Corp.	7,909	$152,802	0.11%
LSB Industry Inc.*	7,080	$250,774	0.18%
Newmarket Corp.	742	$194,552	0.14%
Olin Corp.	124	$2,677	0.00%
Packaging Corp. Of America	1,789	$68,823	0.05%
Polyone Corp.	4,094	$83,599	0.06%
Rockwood Holdings Inc.	1,440	$71,222	0.05%
RPM International Inc.	2,143	$62,918	0.05%
Sonoco Products Co.	5,666	$168,450	0.12%
Steel Dynamics Inc.	6,623	$90,934	0.07%
Vulcan Materials Co.	1,214	$63,189	0.05%
Walter Energy Inc.	1,569	$56,296	0.04%
Worthington Industries Inc.	5,821	$151,288	0.10%
W.R. Grace & Co.*	1,880	$126,392	0.08%
Total Materials		$6,708,189	4.80%

Telecommunication Services
TW Telecom Inc.*	14,731	$375,198	0.27%

Utilities
Centerpoint Energy Inc.	48,943	$942,153	0.67%
Northwest Natural Gas Co.	673	$29,747	0.02%
NY Energy Inc.	315	$5,714	0.01%
PNM Resources Inc.	1,675	$34,353	0.03%
Total Utilities		$1,011,967	0.73%

Total United States		$78,717,431	56.33%

Total Common Stocks
(cost $104,215,132)		$104,629,215	74.87%

United States Government Securities**

Maturity	Maturity
Face Value	Date	Description
$7,500,000	3/28/2013	U.S. Treasury Bill
(cost including accrued interest, -$7,498,656)			$7,499,160	5.36%

Total Investment Securities
(cost - $111,713,788)			$112,128,375	80.23%

See Accompanying Notes to Financial Statements. III - 19

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

FUTURES CONTRACTS PURCHASED

						% of Net
				No. of		Asset
Sector	Contract	Expiration	Exchange	Contracts	Value ($)	Value

Agriculture
	KC Hard Red Winter Wheat	13-Mar	KCBT	38	$(70,575)	(0.05)%
	Cotton	13-Mar	NYCE	113	$(54,590)	(0.04)%
	Soybean	13-Mar	CBOT	66	$(32,025)	(0.03)%
	Soybean Meal	13-Mar	CBOT	30	$(29,740)	(0.02)%
	Live Cattle	13-Feb	CME	26	$(11,790)	(0.01)%
	Lean Hogs	13-Feb	CME	12	$(6,860)	0.00%
	Soybean Oil	13-Mar	CBOT	39	$(2,976)	0.00%
	Sugar #11	13-Mar	NYCSCE	277	$47,006	0.03%
Total Agriculture					$(161,550)	(0.12)%

Energy
	London Gas Oil	13-Feb	IPE	9	$(13,400)	(0.01)%
	Natural Gas	13-Feb	NYMEX	9	$(3,040)	0.00%
	London Brent Crude	13-Feb	IPE	41	$11,370	0.01%
	Heating Oil	13-Feb	NYMEX	46	$37,922	0.02%
	Gasoline RBOB	13-Feb	NYMEX	74	$57,418	0.04%
Total Energy					$90,270	0.06%

Long-term interest rates
	Euro-Bund	13-Mar	EUREX	22	$14,517	0.01%
	US Bond	13-Mar	CBOT	220	$24,031	0.02%
	Long Gilt	13-Mar	LIFFE	76	$24,204	0.02%
	Australian 3-Year Treasury Bond	13-Mar	SFE	337	$68,811	0.05%
	10 Year U.S. Treasury Notes	13-Mar	CBOT	237	$85,156	0.07%
	Euro-BOBL	13-Mar	EUREX	601	$280,027	0.20%
Total Long-term interest rates					$496,746	0.37%

Metals
	Synthetic Aluminum	13-Mar	LME	199	$(138,880)	(0.10)%
	Synthetic Nickel	13-Mar	LME	43	$(97,949)	(0.07)%
	Synthetic Copper	13-Mar	LME	78	$(1,154)	0.00%
	Gold	13-Feb	NYMEX	20	$28,040	0.02%
	Copper	13-Mar	NYMEX	41	$37,225	0.03%
	Synthetic Zinc	13-Mar	LME	152	$88,759	0.06%
Total Metals					$(83,959)	(0.06)%

See Accompanying Notes to Financial Statements. III - 20

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Short-term interest rates
Short Sterling	14-Mar	LIFFE	569	$(63,819)	(0.05)%
Eurodollar	14-Sep	CME	19	$950	0.00%
Euribor	14-Mar	LIFFE	1473	$12,801	0.01%
Australian Bank Bill	13-Mar	SFE	483	$84,262	0.06%
Total Short-term interest rates				$34,194	0.02%

Stock indices
FT-SE Index	13-Mar	LIFFE	131	$(169,920)	(0.12)%
German Stock Index	13-Mar	EUREX	102	$(153,085)	(0.11)%
CAC 40 Stock Index	13-Jan	EURONXT	264	$(93,626)	(0.07)%
Amsterdam Exchange Index	13-Jan	AEX	201	$(81,848)	(0.06)%
OMX Stock Index	13-Jan	OMG	525	$(25,008)	(0.02)%
Hang Seng Index	13-Jan	HKFE	151	$8,754	0.01%
Mini S&P 500 Index	13-Mar	CME	38	$14,400	0.01%
S&P Canada 60 Index	13-Mar	ME	36	$34,702	0.02%
SIMEX MSCI Taiwan Index	13-Jan	SGX	317	$66,430	0.05%
SPI 200 Index	13-Mar	SFE	213	$89,908	0.06%
Nikkei 225 Index	13-Mar	OSE	152	$943,605	0.68%
Total Stock indices				$634,312	0.45%

Net unrealized gain on long futures contracts purchased				$1,010,013	0.72%

FUTURES CONTRACTS SOLD

						% of Net
				No. of		Asset
Sector	Contract	Expiration	Exchange	Contracts	Value ($)	Value

Agriculture
	Corn	13-Mar	CBOT	80	$8,288	0.01%
	Coffee	13-Mar	NYCSCE	139	$62,588	0.04%
	Wheat	13-Mar	CBOT	228	$245,562	0.18%
Total Agriculture					$316,438	0.23%

Energy
	Crude Oil	13-Feb	NYMEX	52	$(142,470)	(0.10)%

See Accompanying Notes to Financial Statements. III - 21

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Long-term interest rates
Canadian 10-Year Bond	13-Mar	ME	250	$(84,983)	(0.06)%
5 Year U.S. Treasury Note	13-Mar	CBOT	485	$(83,500)	(0.06)%
Australian 10-Year Bond	13-Mar	SFE	97	$(76,734)	(0.06)%
Japanese 10-Year Bond	13-Mar	TSE	4	$(3,575)	0.00%
Total Long-term interest rates				$(248,792)	(0.18)%

Metal
Synthetic Copper	13-Mar	LME	74	$(4,642)	0.00%
Silver	13-Mar	NYMEX	6	$(4,060)	0.00%
Synthetic Zinc	13-Mar	LME	125	$(4,015)	0.00%
Synthetic Aluminum	13-Mar	LME	188	$137,551	0.10%
Synthetic Nickel	13-Mar	LME	53	$165,218	0.11%
Total Metal				$290,052	0.21%

Short-term interest rates
Canadian Bank Bill	13-Mar	ME	152	$(1,687)	0.00%

Stock indices
NASDAQ 100 E-MINI Index	13-Mar	CME	145	$(38,350)	(0.03)%

Net unrealized gain on short futures contracts sold				$175,191	0.13%

Net unrealized gain on futures contracts				$1,185,204	0.85%

See Accompanying Notes to Financial Statements. III - 22

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	3/20/2013	79,024,126	Australian Dollar	$(521,456)	(0.37)%
RBS	3/20/2013	96,216,880	British Pound	$961,067	0.69%
RBS	3/20/2013	66,757,523	Canadian Dollar	$(95,228)	(0.07)%
RBS	3/20/2013	98,613,394	Euro	$722,996	0.52%
RBS	3/21/2013	4,145,493,225	Japanese Yen	$(1,377,872)	(0.99)%
RBS	3/20/2013	510,312,360	Mexican Peso	$136,764	0.10%
RBS	3/20/2013	111,704,570	New Zealand Dollar	$(508,193)	(0.36)%
RBS	3/20/2013	171,626,093	Norwegian Krone	$282,950	0.20%
RBS	3/20/2013	91,191,417	Singapore Dollar	$(157,871)	(0.11)%
RBS	3/20/2013	126,447,591	South African Rand	$326,166	0.23%
RBS	3/20/2013	72,867,011	Swedish Krona	$155,058	0.11%
RBS	3/20/2013	97,388,694	Swiss Franc	$806,227	0.57%
Net unrealized gain on long forward currency contracts				$730,608	0.52%

SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	3/20/2013	83,685,716	Australian Dollar	$329,736	0.24%
RBS	3/20/2013	84,496,030	British Pound	$(927,577)	(0.66)%
RBS	3/20/2013	93,159,027	Canadian Dollar	$251,443	0.18%
RBS	3/20/2013	79,470,983	Euro	$(777,180)	(0.56)%
RBS	3/21/2013	10,409,220,730	Japanese Yen	$4,857,176	3.48%
RBS	3/20/2013	536,877,402	Mexican Peso	$(196,288)	(0.14)%
RBS	3/20/2013	103,887,633	New Zealand Dollar	$1,262	0.00%
RBS	3/20/2013	50,408,333	Norwegian Krone	$(91,101)	(0.07)%
RBS	3/20/2013	43,121,151	Singapore Dollar	$(1,041)	0.00%
RBS	3/20/2013	70,148,999	South African Rand	$(164,348)	(0.12)%
RBS	3/20/2013	44,652,616	Swedish Krona	$(88,069)	(0.06)%
RBS	3/20/2013	71,639,377	Swiss Franc	$(771,127)	(0.56)%
Net unrealized gain on short forward currency contracts				$2,422,886	1.73%
Net unrealized gain on forward currency contracts				$3,153,494	2.25%

See Accompanying Notes to Financial Statements. III - 23

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

INVESTMENT SECURITIES SOLD SHORT

			% of Net
	Shares	Value ($)	Asset Value
Common Stocks
Argentina
Telecommunication Services
Telecom Argentina S.A. - ADR	7,430	$84,553	0.06%

Bermuda
Consumer Discretionary
Helen of Troy Ltd.***	8,181	$273,164	0.20%

Energy
Nabors Industries Ltd.***	2,774	$40,084	0.03%

Financials
Arch Capital Group Ltd.***	2,737	$120,483	0.08%

Industrials
Aircastle Ltd.	893	$11,198	0.01%

Total Bermuda		$444,929	0.32%

Brazil
Financials
Banco Bradesco - ADR	11,679	$202,864	0.15%

Industrials
Embraer S.A. - ADR	1,490	$42,480	0.03%

Materials
Gerdau S.A. - ADR	1,644	$14,780	0.01%
Vale S.A. - ADR	53,527	$1,121,926	0.80%
Total Materials		$1,136,706	0.81%

Telecommunication Services
TIM Participacoes S.A. -ADR	5,343	$105,898	0.07%

Total Brazil		$1,487,948	1.06%

See Accompanying Notes to Financial Statements. III - 24

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

British Virgin Islands
Financials
UTi Worldwide Inc.	4,122	$55,235	0.04%

Canada
Consumer Discretionary
Gildan Activewear Inc.	376	$13,754	0.01%
Magna International Inc. – Class A	7,395	$369,898	0.26%
Total Consumer Discretionary		$383,652	0.27%

Energy
Canadian Natural Resources Ltd.	9,420	$271,955	0.19%
Enbridge Inc.	11,967	$518,410	0.37%
Enerplus Corp.	1,662	$21,540	0.02%
Total Energy		$811,905	0.58%

Financials
Bank Nova Scotia	18,229	$1,055,095	0.76%
Brookfield Properties Corp.	9,433	$160,455	0.11%
Canadian Imperial Bank Of Commerce	206	$16,606	0.01%
Manulife Financial Corp.	8,285	$112,593	0.08%
Sun Life Financial Inc.	6,180	$163,956	0.12%
Total Financials		$1,508,705	1.08%

Health Care
Valeant Pharmaceuticals International***	4,395	$262,689	0.19%

Industrials
Progressive Waste Solutions Ltd.	931	$20,110	0.02%

Information Technology
Celestica Inc.***	673	$5,485	0.00%
Open Text Corp.***	230	$12,850	0.01%
Total Information Technology		$18,335	0.01%

Materials
Barrick Gold Corp.	6,880	$240,869	0.17%
Eldorado Gold Corp.	11,846	$152,576	0.11%
Iamgold Corp.	4,311	$49,447	0.04%
Teck Resources Ltd. – Class B	10,259	$372,915	0.27%
Total Materials		$815,807	0.59%

See Accompanying Notes to Financial Statements. III - 25

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Total Canada		$3,821,203	2.74%

Cayman Islands
Consumer Discretionary
Home Inns & Hotels Management Inc. - ADR***	330	$9,537	0.01%

Consumer Staples
Herbalife Ltd.	137	$4,513	0.00%

Health Care
Mindray Medical International Ltd. - ADR	3,383	$110,624	0.08%

Industrials
51job Inc. - ADR***	22	$1,029	0.00%

Information Technology
Baidu, Inc. - ADR***	1,744	$174,905	0.13%
Perfect World Co., Ltd. - ADR	2,528	$26,873	0.02%
SINA Corporation ***	2,389	$119,976	0.09%
Total Information Technology		$321,754	0.24%

Total Cayman Islands		$447,457	0.33%

China
Energy
China Petroleum & Chemical Corp.	110	$12,641	0.01%

Colombia
Financials
Bancolombia S.A.- ADR	2,514	$167,382	0.12%

Germany
Health Care
Fresenius Medical Care AG & Co. KGaA - ADR	108	$3,704	0.00%

India
Financials
Icici Bank Ltd.	3,024	$131,876	0.09%

Health Care
Dr Reddy's Laboratories Ltd. - ADR	354	$11,785	0.01%

Total India		$143,661	0.10%

Ireland
Health Care

See Accompanying Notes to Financial Statements. III - 26

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Icon Plc. - ADR***	3,066	$85,112	0.07%

Industrials
Ryanair Holdings Plc. - ADR	2,061	$70,651	0.05%

Total Ireland		$155,763	0.12%

Israel
Information Technology
Check Point Software Technologies Ltd.***	21,112	$1,005,776	0.72%
NICE Systems Ltd. - ADR***	1,766	$59,126	0.04%
Total Information Technology		$1,064,902	0.76%

Japan
Consumer Discretionary
ABC-Mart Inc.	800	$34,736	0.02%
Akebono Brake Industry Co.	5,800	$26,890	0.02%
Alpen Co., Ltd.	300	$5,252	0.00%
Aoki Holdings Inc.	300	$6,823	0.00%
Aoyama Trading Co., Ltd.	300	$5,716	0.00%
Arc Land Sakamot	1,200	$18,517	0.01%
Arnest One Corp.	100	$1,630	0.00%
Asatsu-Dk Inc.	1,900	$44,964	0.03%
Autobacs Seven Co., Ltd.	1,200	$50,098	0.04%
Bridgestone Corp.	2,600	$66,687	0.05%
Canon Marketing Japan Inc.	5,100	$72,639	0.05%
Chofu Seisakusho Co., Ltd.	200	$4,403	0.00%
Corona Corp.	100	$1,233	0.00%
D.A. Consortium Inc.	15	$3,721	0.00%
Daiei Inc.***	13,100	$30,065	0.02%
Daihatsu Motor Co., Ltd.	12,000	$236,789	0.17%
Daiichikosho Co., Ltd.	800	$18,535	0.01%
Daikoku Denki Co., Ltd.	400	$8,331	0.01%
DCM Holdings Co., Ltd.	3,700	$24,237	0.02%
Dentsu Inc.	4,700	$124,939	0.09%
Doshisha Co., Ltd.	800	$20,851	0.01%
Doutor Nichires	1,400	$18,180	0.01%
Fast Retailing Co., Ltd.	400	$100,750	0.07%

See Accompanying Notes to Financial Statements. III - 27

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

F.C.C. Co., Ltd.	1,700	$35,016	0.03%
Fuji Co., Ltd.	300	$6,280	0.00%
Funai Electric Co., Ltd.	100	$1,292	0.00%
Gunze Ltd.	9,000	$23,458	0.02%
Heiwa Corp.	400	$6,463	0.00%
Hikari Tsushin	1,600	$61,446	0.04%
Honda Motor Co., Ltd.	400	$14,508	0.01%
Joshin Denki Co., Ltd.	1,000	$9,768	0.01%
Kawai Musical Instruments Manufacturing Co., Ltd.	6,000	$11,071	0.01%
Kimoto Co., Ltd.	1,200	$9,784	0.01%
Kohnan Shoji Co.	5,700	$69,352	0.05%
Koito Manufacturing Co., Ltd.	1,000	$14,393	0.01%
Komeri Co., Ltd.	3,400	$85,598	0.06%
Konaka Co., Ltd.	800	$5,416	0.00%
Kura Corp.	500	$6,902	0.00%
Kyoritsu Maintenance Co., Ltd.	100	$2,150	0.00%
LEC Inc.	300	$3,318	0.00%
NGK Spark Plug Co., Ltd.	12,000	$157,767	0.16%
Nice Corp.	5,000	$12,801	0.01%
Nikon Corp.	200	$5,826	0.00%
Panahome Corp.	9,000	$59,993	0.04%
Plenus Co., Ltd.	700	$11,302	0.01%
Point Inc.	1,840	$66,950	0.05%
Royal Holdings Co., Ltd.	200	$2,302	0.00%
Saint Marc Holdings Co. Ltd.	400	$14,162	0.01%
Saizeriya Co., Ltd.	3,000	$40,999	0.03%
Sanden Corp.	6,000	$25,187	0.02%
Sankyo Co., Ltd.	500	$19,750	0.01%
Sanyo Shokai Ltd.	5,000	$13,263	0.01%
Seiko Corp.***	7,000	$16,711	0.01%
Shimachu Co., Ltd.	1,400	$29,240	0.02%
SNT Corp.	2,800	$11,883	0.01%
Sony Corp.	2,900	$32,040	0.02%
Sumitomo Forestry Co., Ltd.	1,900	$17,858	0.01%
Tact Home Co., Ltd.	6	$7,452	0.01%
Tamron Co., Ltd.	200	$5,616	0.00%
Toho Co., Ltd.	1,200	$21,022	0.02%
Tokai Rika	2,800	$38,492	0.03%
Tomy Co., Ltd.	4,000	$22,004	0.02%
Toyo Tire & Rubber Co., Ltd.	1,000	$2,952	0.00%
Toyota Boshoku Corp.	3,000	$34,321	0.02%
Toyota Motor Corp. - ADR	783	$73,015	0.05%
VT Holdings Co., Ltd.	1,600	$15,186	0.01%
Xebio Co., Ltd.	1,300	$26,312	0.02%
Yamada Denki Co., Ltd.	570	$21,857	0.02%
Yamaha Corp.	6,900	$72,255	0.05%

See Accompanying Notes to Financial Statements. III - 28

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Zensho Co., Ltd.	100	$1,150	0.00%
Total Consumer Discretionary		$2,171,869	1.55%

Consumer Staples
Aeon Co., Ltd.	11,200	$127,487	0.09%
Coca-Cola Central Japan Co., Ltd.	1,500	$18,510	0.01%
Coca-Cola West Holdings Co., Ltd.	7,100	$109,149	0.08%
Cocokara Fine Inc.	400	$12,432	0.01%
Fuji Oil Co., Ltd.	4,200	$60,498	0.04%
Fujiya Co., Ltd.***	5,000	$11,187	0.01%
Heiwado Co., Ltd.	300	$4,138	0.00%
Hokuto Corp.	3,900	$76,192	0.05%
Izumiya Co., Ltd.	1,000	$5,086	0.00%
J-Oil Mills Inc.	4,000	$11,118	0.01%
Kato Sangyo Co., Ltd.	200	$3,552	0.00%
Kikkoman Corp.	4,000	$56,741	0.04%
Mandom Corp.	2,800	$76,725	0.05%
Ministop Co., Ltd.	1,300	$21,739	0.02%
Nichirei Corp.	2,000	$10,379	0.01%
Nihon Chouzai Co., Ltd.	10	$235	0.00%
Nippon Flour Mills Co., Ltd.	2,000	$8,073	0.01%
Nisshin OilliO Group, Ltd.	10,000	$36,905	0.03%
Nisshin Seifun Group, Inc.	7,000	$87,026	0.06%
Nissin Foods Holdings Co., Ltd.	3,700	$139,747	0.12%
Rock Field Co., Ltd.	100	$1,660	0.00%
Ryoshoku Ltd.	200	$5,031	0.00%
Sapporo Holdings Ltd.	37,000	$119,052	0.09%
Sogo Medical Co., Ltd.	200	$6,719	0.00%
Sugi Pharmacy Co., Ltd.	2,500	$87,649	0.06%
Takara Holdings Inc.	3,000	$23,665	0.02%
Uni-Charm Corp.	1,900	$98,495	0.07%
Uny Co., Ltd.	300	$2,211	0.00%
Yamaya Corp.	500	$6,689	0.00%
Yaoko Co., Ltd.	100	$3,685	0.00%
Total Consumer Staples		$1,231,775	0.88%

Energy
AOC Holdings Inc.	7,000	$31,726	0.02%

See Accompanying Notes to Financial Statements. III - 29

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Cosmo Oil Co., Ltd.	6,000	$13,286	0.01%
Total Energy		$45,012	0.03%

Financials
Aeon Credit Service Co., Ltd.	2,400	$48,161	0.03%
Daiwa House Industry Co., Ltd.	4,000	$68,227	0.05%
Fuyo General Lease Co., Ltd.	1,300	$41,979	0.03%
Gunma Bank Ltd.	1,000	$4,855	0.00%
Hyakugo Bank Ltd.	2,000	$8,972	0.01%
IBJ Leasing Co., Ltd.	500	$13,903	0.01%
Ichiyoshi Securities Co., Ltd.	400	$2,791	0.00%
Iida Home Max	1,700	$20,017	0.01%
Japan Securities Finance Co., Ltd.	13,500	$85,630	0.06%
Kabu.com Securities Co., Ltd.	13,000	$58,921	0.04%
Kenedix Inc.***	25	$5,887	0.00%
Mitsubishi Estate Co., Ltd.	6,000	$141,783	0.10%
Mitsubishi UFJ Financial Group Inc.	4,400	$23,393	0.02%
Nishi-Nippon City Bank Ltd.	11,000	$27,021	0.02%
Okasan Holdings Inc.	10,000	$49,937	0.04%
Relo Holdings Inc.	400	$14,854	0.01%
TOC Co., Ltd.	1,800	$11,002	0.01%
Tokyu Land Corp.	14,000	$101,073	0.08%
Yamagata Bank Ltd.	3,000	$13,320	0.01%
Total Financials		$741,726	0.53%

Health Care
BML Inc.	500	$12,138	0.01%
CMIC Co., Ltd.	500	$7,006	0.01%
Daiichi Sankyo Co., Ltd.	16,600	$253,087	0.18%
Dainippon Sumitomo Pharma Co., Ltd.	18,400	$219,629	0.16%
EPS Corp.	1	$2,559	0.00%
Fuji Pharma Co., Ltd.	800	$12,824	0.01%
Hogy Medical Co., Ltd.	100	$4,728	0.00%
Kaken Pharmaceutical Co., Ltd.	1,000	$14,658	0.01%
Kissei Pharmaceutical Co., Ltd.	2,000	$36,605	0.03%
Mediceo Paltac Holdings Co., Ltd.	4,700	$51,764	0.04%
Miraca Holdings Inc.	2,700	$108,206	0.08%
Mitsubishi Tanabe Pharma Corp.	6,800	$88,304	0.06%
Mochida Pharmaceutical Co., Ltd.	1,000	$12,213	0.01%

See Accompanying Notes to Financial Statements. III - 30

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Nichii Gakkan Co	7,700	$60,829	0.04%
Nichi-Iko Pharmaceutical Co., Ltd.	700	$13,490	0.01%
Nippon Shinyaku Co., Ltd.	2,000	$22,443	0.02%
Nipro Corp.	3,500	$24,622	0.02%
Olympus Corp.***	1,400	$26,883	0.02%
Ship Healthcare Holdings, Inc.	1,000	$26,468	0.02%
Sysmex Corp.	1,900	$86,882	0.06%
Toho Pharmaceutical Co., Ltd.	100	$1,743	0.00%
Tokai Corp.	700	$17,486	0.01%
Towa Pharmaceutical Co., Ltd.	300	$15,673	0.01%
Total Health Care		$1,120,240	0.81%

Industrials
Aeon Delight Co., Ltd.	1,900	$36,966	0.03%
Daifuku Co., Ltd.	500	$3,189	0.00%
Daiseki Co., Ltd.	800	$10,998	0.01%
Denyo Co., Ltd.	500	$6,089	0.00%
Duskin Co., Ltd.	1,300	$23,403	0.02%
Fuji Electric Holdings Co., Ltd.	62,000	$150,871	0.11%
Fukuyama Transporting Co., Ltd.	1,000	$5,051	0.00%
Fullcast Co., Ltd.***	28	$4,592	0.00%
Hanwa Co., Ltd.	2,000	$7,750	0.01%
Hitachi Construction Machinery Co., Ltd.	2,200	$45,467	0.03%
Hitachi Koki Co., Ltd.	7,800	$63,238	0.05%
Hitachi Transport System Ltd.	1,700	$24,683	0.02%
Idec Corp.	2,300	$21,220	0.02%
IHI Corporation	10,000	$25,603	0.02%
Jtekt Corp.	1,900	$17,836	0.01%
Kajima Corp.	32,000	$104,809	0.07%
Kamigumi Co., Ltd.	1,000	$7,923	0.01%
Kinden Corp.	5,000	$32,349	0.02%
Kinki Sharyo Co., Ltd.	2,000	$6,666	0.00%
Kintetsu World Express Inc.	4,100	$135,894	0.10%
Kurita Water Industries Ltd.	300	$6,546	0.00%
Mabuchi Motor Co., Ltd.	500	$21,076	0.02%
Makino Milling Machine Co., Ltd.	16,000	$97,613	0.07%
Maruyama Manufacturing Co. Inc.	1,000	$1,914	0.00%
Matsuda Sangyo Co., Ltd.	500	$6,043	0.00%
Max Co., Ltd.	2,000	$24,265	0.02%
Meitec Corp.	1,400	$30,645	0.02%
Mitsubishi Electric Corp.	3,000	$25,291	0.02%

See Accompanying Notes to Financial Statements. III - 31

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Mitsubishi Logistics Corp.	9,000	$127,771	0.09%
Mitsui & Co., Ltd.	5,400	$79,901	0.06%
Mitsui Osk Lines Ltd.	19,000	$55,657	0.04%
Mitsui-Soko Co., Ltd.	8,000	$31,830	0.02%
Miura Co., Ltd.	4,200	$109,614	0.08%
Mori Seiki Co., Ltd.	16,800	$145,506	0.10%
Nabtesco Corp.	1,500	$33,041	0.02%
Nagase & Co., Ltd.	2,100	$23,032	0.02%
Nichias Corp.	9,000	$48,887	0.03%
Nihon M&A Center Inc.	700	$23,169	0.02%
Nippon Carbon	8,000	$16,423	0.01%
Nippon Express Co., Ltd.	41,000	$167,858	0.12%
Nippon Thompson Co., Ltd.	14,000	$62,000	0.04%
Nisshinbo Industries Inc.	15,000	$125,245	0.09%
Nitta Corp.	700	$11,141	0.01%
Noritake Co., Ltd.	3,000	$7,231	0.01%
Noritz Corp.	2,300	$38,196	0.03%
NSK Ltd.	12,000	$84,281	0.06%
Obayashi Corp.	3,000	$16,745	0.01%
Obayashi Road Corp.	6,000	$25,879	0.02%
Oiles Corp.	1,600	$32,015	0.02%
Okumura Corp.	14,000	$56,833	0.04%
Organo Corp.	1,000	$5,639	0.00%
Sato Corporation	200	$3,206	0.00%
Senko Co., Ltd.	3,000	$13,078	0.01%
Shimizu Corp.	35,000	$130,377	0.09%
Sho-Bond Holdings Co., Ltd.	1,100	$40,976	0.03%
SMC Corp.	700	$125,614	0.09%
Sumitomo Warehouse Co., Ltd.	17,000	$87,049	0.06%
Tadano Ltd.	3,000	$24,945	0.02%
Taisei Corp.	8,000	$26,387	0.02%
Takada Kiko Co., Ltd.	5,000	$12,282	0.01%
Tomoe Engineering Co., Ltd.	700	$12,424	0.01%
Toppan Printing Co., Ltd.	3,000	$18,406	0.01%
Toshiba Machine Co., Ltd.	1,000	$4,890	0.00%
Totetsu Kogyo Co., Ltd.	1,900	$25,878	0.02%
Toyo Engineering Corp.	1,000	$4,682	0.00%
Toyo Tanso Co Lt	5,800	$117,860	0.11%
Uchida Yoko Co., Ltd.	2,000	$5,720	0.00%
Yokogawa Bridge Corp.	2,000	$18,291	0.01%
Yuken Kogyo Co., Ltd.	1,000	$1,707	0.00%
Total Industrials		$2,949,656	2.11%

Information Technology
Alps Electric Co., Ltd.	400	$2,380	0.00%
Azbil Corp.	200	$4,013	0.00%

See Accompanying Notes to Financial Statements. III - 32

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Brother Industries Ltd.	100	$1,061	0.00%
Canon Inc.	900	$34,667	0.02%
Citizen Watch Co., Ltd.	1,600	$8,340	0.01%
Dai-Ichi Seiko Co., Ltd.	800	$12,621	0.01%
Dainippon Screen Manufacturing Co., Ltd.	1,000	$6,032	0.00%
Daishinku Corp.	3,000	$9,999	0.01%
Disco Corp.	1,200	$61,931	0.04%
Fujipream Corp.	500	$1,390	0.00%
Fujitsu Ltd.	4,000	$16,607	0.01%
GMO Internet Inc.	2,400	$15,445	0.01%
Hamamatsu Photonics KK	500	$17,991	0.01%
Ibiden Co., Ltd.	4,000	$63,015	0.05%
Innotech Corp.	2,700	$13,140	0.01%
IT Holdings Corp.	1,900	$22,811	0.02%
Japan Digital Laboratory Co., Ltd.	500	$5,588	0.00%
Lasertec Corp.	400	$7,196	0.01%
Macnica Inc.	100	$1,967	0.00%
Nec Fielding Ltd.	1,600	$19,061	0.01%
Net One Systems Co., Ltd.	1,600	$15,684	0.01%
Nihon Dempa Kogyo Co., Ltd.	1,700	$21,997	0.02%
Nippon Ceramic Co., Ltd.	1,300	$19,580	0.01%
Nippon Electric Glass Co., Ltd.	1,000	$5,616	0.00%
Nomura Research Institute Ltd.	1,700	$35,133	0.03%
NS Solutions Corp.	200	$3,536	0.00%
NTT Data Corp.	16	$49,581	0.04%
NuFlare Technology Inc.	3	$18,129	0.01%
Obic Business Consultants Co., Ltd.	150	$8,416	0.01%
Omron Corp.	3,400	$80,618	0.06%
Planex Holding Inc.	4	$3,123	0.00%
Ryosan Co., Ltd.	2,200	$38,718	0.03%
Shibaura Mechatronics Corp.***	5,000	$10,379	0.01%
Square Enix Co., Ltd.	300	$3,788	0.00%
Star Micronics Co., Ltd.	200	$1,993	0.00%
Sumco Corp.***	3,900	$37,781	0.03%
Taiyo Yuden Co., Ltd.	400	$3,478	0.00%
TDK Corp.	100	$3,587	0.00%
Tokyo Electron Ltd.	100	$4,538	0.00%
Tokyo Seimitsu Co., Ltd.	1,100	$17,849	0.01%
Toshiba Corp.	1,000	$3,887	0.00%
Toyo Corp.	4,000	$44,608	0.03%
Trend Micro Inc.***	6,300	$188,397	0.16%
Yaskawa Electric Corp.	5,000	$47,457	0.03%
Zappallas Inc.	11	$10,618	0.01%

See Accompanying Notes to Financial Statements. III - 33

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Total Information Technology		$1,003,746	0.72%

Materials
Adeka Corp.	13,800	$118,090	0.08%
Alconix Corp.	100	$1,625	0.00%
Daicel Chemical Industries Ltd.	5,000	$32,695	0.02%
Daio Paper Corp.	5,000	$36,616	0.03%
Earth Chemical Co., Ltd.	700	$23,395	0.02%
Furukawa-Sky Aluminum Corp.	2,000	$5,697	0.00%
Godo Steel Ltd.	14,000	$27,609	0.02%
Hitachi Chemical Co., Ltd.	1,300	$19,370	0.01%
JFE Holdings Inc.	4,500	$83,139	0.06%
JSP Corp.	1,100	$15,096	0.01%
Kuraray Co., Ltd.	3,700	$48,005	0.03%
Kurimoto Ltd.	1,000	$3,529	0.00%
Kyoei Steel Ltd.	600	$11,334	0.01%
Lintec Corp.	400	$7,390	0.01%
Mitsubishi Chemical Holdings Corp.	30,000	$147,388	0.11%
Mitsubishi Gas Chemical Co., Inc.	1,000	$6,055	0.00%
Mitsui Chemicals Inc.	31,000	$79,726	0.06%
Neturen Co., Ltd.	2,300	$15,066	0.01%
Nihon Nohyaku Co., Ltd.	3,000	$15,846	0.01%
Nihon Parkerizing Co., Ltd.	1,000	$14,231	0.01%
NOF Corporation	2,000	$8,926	0.01%
Pacific Metals Co., Ltd.	10,000	$46,592	0.03%
Rengo Co., Ltd.	1,000	$5,005	0.00%
Sakai Chemical Industry Co., Ltd.	6,000	$17,922	0.01%
Sanyo Chemical Industries Ltd.	2,000	$11,786	0.01%
Sanyo Special Steel Co., Ltd.	11,000	$38,946	0.03%
Showa Denko KK	5,000	$7,554	0.01%
Taiheiyo Cement Corp.	1,000	$2,722	0.00%
Tokai Carbon Co., Ltd.	7,000	$28,982	0.02%
Tokyo Steel Manufacturing Co., Ltd.	17,100	$82,236	0.06%
Tosoh Corp.	34,000	$80,775	0.06%
Toyo Kohan Co.	19,000	$67,051	0.05%
Total Materials		$1,110,399	0.79%

Telecommunication Services
NTT Docomo Inc.	73	$104,394	0.07%

Utilities

See Accompanying Notes to Financial Statements. III - 34

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Chubu Electric Power Co., Inc.	800	$10,610	0.01%
Chugoku Electric Power Co., Inc.	2,800	$43,690	0.03%
Hokuriku Electric Power Co.	1,900	$22,394	0.02%
Kansai Electric Power Co., Inc.	400	$4,184	0.00%
Shikoku Electric Power Co., Inc.	1,100	$17,443	0.01%
Shizuoka Gas Co., Ltd.	1,000	$6,735	0.01%
Total Utilities		$105,056	0.08%

Total Japan		$10,583,873	7.57%

Jersey
Health Care
Shire plc - ADR	11,738	$1,082,009	0.77%

Materials
Randgold Resources Ltd. - ADR	2,778	$275,716	0.20%

Total Jersey		$1,357,725	0.97%

Luxembourg
Materials
Ternium S.A. - ADR	2,010	$47,336	0.03%

Marshall Islands
Industrials
Diana Shipping Inc.	1,393	$10,169	0.01%

Mexico
Consumer Discretionary
Grupo Televisa S.A. - ADR	28,157	$748,413	0.53%

Consumer Staples			%
Coca-Cola Femsa SAB De CV - ADR	1,134	$169,012	0.12%
Fomento Economico Mexicano SAB De CV - ADR	3,583	$360,808	0.26%
Total Consumer Staples		$529,820	0.38%

Total Mexico		$1,278,233	0.91%

Netherlands
Consumer Staples
Unilever NV	14,167	$542,596	0.39%

Industrials
Chicago Bridge & Iron Co. NV	24,318	$1,127,139	0.81%

See Accompanying Notes to Financial Statements. III - 35

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Total Netherlands		$1,669,735	1.20%

Peru
Materials
Cia De Minas Buenaventura S.A. - ADR	9,195	$330,560	0.24%

South Africa
Materials
Gold Fields Ltd. - ADR	8,002	$99,945	0.07%
Harmony Gold Mining - ADR	53,634	$480,561	0.34%
Total Materials		$580,506	0.41%

South Korea
Financials
KB Financial Group Inc. - ADR	1,395	$50,080	0.04%

Telecommunication Services
KT Corp. - ADR	4,285	$71,731	0.05%
SK Telecom Co., Ltd. - ADR	4,123	$65,267	0.04%
Total Telecommunication Services		$136,998	0.09%

Total South Korea		$187,078	0.13%

Sweden
Information Technology
Telefonaktiebolaget LM Ericsson – Class B - ADR	102,535	$1,035,604	0.74%

Switzerland
Industrials
ABB Ltd.	46,119	$958,814	0.69%

United Kingdom
Health Care
GlaxoSmithKline Plc. - ADR	3,203	$139,234	0.10%

United States
Consumer Discretionary
Abercrombie & Fitch Co. – Class A	10,818	$518,939	0.37%
Advance Auto Parts Inc.	5,038	$364,499	0.26%
Aeropostale Inc.	19,466	$253,253	0.18%
Ann Inc.	6,811	$230,484	0.16%

See Accompanying Notes to Financial Statements. III - 36

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Apollo Group Inc. - Class A	1,832	$38,325	0.03%
Ascena Retail Group Inc.	7,058	$130,502	0.09%
Autoliv Inc.	902	$60,786	0.04%
Bed Bath & Beyond Inc.	14,373	$803,594	0.58%
BJ's Restaurants Inc.	673	$22,142	0.02%
BorgWarner Inc.	3,052	$218,584	0.16%
Brunswick Corp.	13,945	$405,660	0.29%
Buffalo Wild Wings Inc.	536	$39,032	0.03%
Chico's FAS Inc.	9,533	$175,979	0.13%
Choice Hotels International Inc.	2,592	$87,143	0.06%
Cinemark Holding	4,973	$129,199	0.09%
Crocs Inc.	12,601	$181,328	0.13%
CTC Media, Inc.	310	$2,412	0.00%
Dana Holding Corp.	46,195	$721,104	0.52%
Dillards Inc. - Class A	2,536	$212,441	0.15%
DineEquity, Inc.	27	$1,809	0.00%
D.R. Horton Inc.	4,339	$85,825	0.06%
DSW Inc.	3,233	$212,376	0.15%
Fifth & Pacific Co., Inc.	3,138	$39,068	0.03%
Finish Line Inc.	14,359	$271,816	0.19%
Fossil Inc.	322	$29,978	0.02%
Genesco Inc.	2,911	$160,105	0.11%
Gentex Corp.	2,801	$52,715	0.04%
Guess? Inc.	13,739	$337,155	0.24%
Harman International Industries Inc.	673	$30,043	0.02%
Hillenbrand, Inc.	17,916	$405,081	0.29%
Iconix Brand Group, Inc.	6,196	$138,295	0.10%
Interpublic Group of Companies, Inc.	47,066	$518,667	0.37%
iRobot Corporation	4,398	$82,419	0.06%
ITT Educational Services Inc.	884	$15,302	0.01%
Jack In The Box Inc.	2,798	$80,023	0.06%
John Wiley & Sons Inc.	1,291	$50,259	0.04%
Johnson Controls Inc.	36,788	$1,129,392	0.81%
Jones Group Inc.	1,562	$17,276	0.01%
Jos A Bank Clothiers Inc.	4,722	$201,063	0.14%
Kohl’s Corp.	10,276	$441,662	0.32%
Krispy Kreme Doughnuts, Inc.	920	$8,630	0.01%
Leggett & Platt Inc.	2,895	$78,802	0.06%
Liberty Global Inc. - Class A	5,110	$321,879	0.23%
Liberty Media Corp.	5,930	$687,939	0.49%

See Accompanying Notes to Financial Statements. III - 37

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Lithia Motors Inc.	3,944	$147,584	0.11%
Limited Brands Inc.	2,371	$111,579	0.08%
Macy's Inc.	4,120	$160,762	0.12%
Men's Wearhouse Inc.	10,057	$313,376	0.22%
Monro Muffler Brake Inc.	232	$8,113	0.01%
New York Times Company	3,331	$28,413	0.02%
Newell Rubbermaid Inc.	5,133	$114,312	0.08%
Nike Inc. - Class B	17,751	$915,952	0.66%
Nordstrom Inc.	3,859	$206,457	0.15%
NVR Inc.	4	$3,680	0.00%
Papa John's International Inc.	829	$45,545	0.03%
Pep Boys-Manny Moe & Jack	20,558	$202,085	0.14%
Pinnacle Entertainment Inc.	438	$6,934	0.00%
Red Robin Gourmet Burgers Inc.	1,824	$64,369	0.05%
Regis Corp.	3,345	$56,597	0.04%
Rent-A-Center Inc.	6,021	$206,882	0.15%
Ruby Tuesday Inc.	7,611	$59,822	0.04%
Scholastic Corp.	1,612	$47,651	0.03%
Skechers U.S.A. Inc.	893	$16,521	0.01%
Sonic Automotive Inc.	1,240	$25,904	0.02%
Staples Inc.	6,094	$69,472	0.05%
Starwood Hotels & Resorts Worldwide Inc.	19,132	$1,097,412	0.79%
Steven Madden Ltd.	1,315	$55,585	0.04%
Tenneco Inc.	6,482	$227,583	0.16%
Tiffany & Co.	3,669	$210,381	0.15%
Time Warner Cable Inc.	3,806	$369,905	0.26%
True Religion Apparel Inc.	12,309	$312,895	0.22%
Tupperware Brands Corp.	346	$22,179	0.02%
Williams-Sonoma Inc.	2,321	$101,590	0.07%
WMS Industries Inc.	4,889	$85,558	0.06%
Total Consumer Discretionary		$15,288,083	10.93%

Consumer Staples
Avon Products Inc.	27,879	$400,342	0.29%
Coca-Cola Enterprises Inc.	9,571	$303,688	0.22%
CVS Caremark Corp.	2,849	$137,749	0.10%
Dean Foods Co.	15,680	$258,877	0.19%
Energizer Holdings Inc.	2,746	$219,625	0.16%
Flowers Foods Inc.	8,791	$204,567	0.15%
Harris Teeter Supermarkets Inc.	424	$16,349	0.01%
H.J. Heinz Co.	5,203	$300,109	0.21%
Hormel Foods Corp.	6,847	$213,695	0.15%
Ingredion Inc.	1,905	$122,739	0.09%
Kellogg Co.	17,323	$967,490	0.69%
Prestige Brands Holdings Inc.	330	$6,610	0.00%

See Accompanying Notes to Financial Statements. III - 38

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Pricesmart Inc.	344	$26,505	0.02%
Procter & Gamble Co.	16,089	$1,092,282	0.78%
Sanderson Farms Inc.	1,724	$81,976	0.06%
Tyson Foods Inc. - Class A	17,821	$345,727	0.25%
Walgreen Co.	26,999	$999,233	0.72%
Total Consumer Staples		$5,697,563	4.09%

Energy
Apache Corp.	1,703	$133,686	0.10%
Berry Petroleum Co.	2,087	$70,019	0.05%
Bill Barrett Corp.	4,062	$72,263	0.05%
Cheniere Energy Inc.	20,428	$383,638	0.27%
Cimarex Energy Co.	1,465	$84,574	0.06%
Denbury Resources Inc.	1,745	$28,269	0.02%
Energen Corp.	955	$43,061	0.03%
Forest Oil Corp.	6,605	$44,187	0.03%
Geospace Technologies Corp.	2,067	$183,694	0.13%
Gulfport Energy Corp.	10,238	$391,296	0.28%
Helix Energy Solutions Group Inc.	12,853	$265,286	0.19%
Helmerich & Payne	19,593	$1,097,404	0.79%
Key Energy Services Inc.	370	$2,572	0.00%
Lufkin Industries Inc.	6,019	$349,884	0.25%
Oil States International Inc.	1,978	$141,506	0.10%
Patterson-UTI Energy Inc.	33,361	$621,515	0.44%
Pioneer Energy Services Corp.	1,404	$10,193	0.01%
Seacor Holdings Inc.	33	$2,765	0.00%
SM Energy Co.	5,926	$309,396	0.22%
Stone Energy Corp.	8,588	$176,226	0.13%
Superior Energy Services	8,395	$173,944	0.12%
Unit Corp.	2,436	$109,742	0.08%
World Fuel Services Corp.	1,277	$52,574	0.04%
Total Energy		$4,747,694	3.39%

Financials
Aflac Inc.	6,444	$342,305	0.24%
Alleghany Corp.	151	$50,648	0.04%
American Equity Investment Life Holding Co.	1,866	$22,784	0.02%
American Financial Group Inc.	330	$13,042	0.01%
American International Group	7,072	$249,642	0.18%
Ameriprise Financial Inc.	1,305	$81,732	0.06%
Bank Of America Corp.	18,800	$218,080	0.16%

See Accompanying Notes to Financial Statements. III - 39

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Bank Of Hawaii Corp.	791	$34,844	0.02%
Bank Of New York Mellon Corp.	18,421	$473,420	0.34%
BlackRock Inc.	4,784	$988,901	0.71%
Cash America International Inc.	328	$13,012	0.01%
Cathay General Bancorp.	13,174	$256,893	0.18%
Comerica Inc.	9,339	$283,345	0.20%
DFC Global Corp.	1,184	$21,916	0.02%
E*Trade Financial Corp.	7,590	$67,931	0.05%
Eaton Vance Corp.	2,683	$85,454	0.06%
Evercore Partners Inc.	6,110	$184,461	0.13%
EZCORP Inc.	2,642	$52,470	0.04%
First Horizon National Corp.	4,387	$43,475	0.03%
First Midwest Bancorp. Inc.	707	$8,852	0.01%
Fulton Financial Corp.	3,364	$32,328	0.02%
Goldman Sachs Group Inc.	3,104	$395,946	0.28%
Hancock Holding Co.	1,065	$33,803	0.02%
Hanover Insurance Group Inc.	1,279	$49,548	0.04%
Huntington Bancshares Inc.	165	$1,054	0.00%
IberiaBank Corp.	1,507	$74,024	0.05%
Interactive Brokers Group Inc.	1,242	$16,991	0.01%
KeyCorp	47,124	$396,784	0.28%
MarketAxess Holdings Inc.	3,842	$135,623	0.10%
Mercury General Corp.	1,279	$50,764	0.04%
Morgan Stanley	25,854	$494,328	0.35%
MSCI Inc.	10,137	$314,145	0.22%
Nasdaq Stock Market Inc.	8,343	$208,658	0.15%
National Penn Bancshares Inc.	12,240	$114,077	0.08%
Northern Trust Corp.	6,715	$336,824	0.24%
Northwest Bancshares Inc.	853	$10,355	0.01%
Old Republic International Corp.	3,613	$38,478	0.03%
RLI Corp.	218	$14,096	0.01%
Ryman Hospitality Properties	12,742	$490,057	0.35%
Charles Schwab Corp.	69,595	$999,384	0.72%
SEI Investments Co.	1,742	$40,658	0.03%
TCF Financial Corp.	14,821	$180,075	0.13%
TD Ameritrade Holding Corp.	37,837	$636,040	0.46%
Tower Group Inc.	913	$16,224	0.01%
Zions Bancorp.	5,295	$113,313	0.08%
Total Financials		$8,686,784	6.22%

See Accompanying Notes to Financial Statements. III - 40

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Health Care
Achillion Pharmaceuticals Inc.	6,518	$52,274	0.04%
Acorda Therapeutics Inc.	494	$12,281	0.01%
Agilent Technologies Inc.	26,977	$1,104,438	0.79%
Akorn Inc.	1,113	$14,870	0.01%
Alere Inc.	4,771	$88,264	0.06%
Align Technology Inc.	3,446	$95,627	0.07%
AmerisourceBergen Corp.	14,475	$625,031	0.45%
Becton Dickinson & Co.	5,048	$394,703	0.28%
Brookdale Senior Living Inc.	4,473	$113,256	0.08%
Bruker Biosciences Corp.	12,159	$185,668	0.13%
Centene Corp.	11,352	$465,432	0.33%
Cepheid Inc.	638	$21,571	0.02%
Chemed Corp.	234	$16,050	0.01%
Community Health Systems Inc.	316	$9,714	0.01%
Cooper Companies Inc.	623	$57,615	0.04%
Covance Inc.	4,929	$284,748	0.20%
DENTSPLY International Inc.	422	$16,715	0.01%
Endo Health Solutions Inc.	6,409	$168,364	0.12%
Endologix Inc.	237	$3,375	0.00%
Health Management Associates Inc.	41,836	$389,912	0.28%
Henry Schein Inc.	975	$78,449	0.06%
IPC The Hospitalist Co., Inc.	1,213	$48,168	0.03%
Lifepoint Hospitals Inc.	3,983	$150,358	0.11%
Magellan Health Services Inc.	3,423	$167,727	0.12%
Masimo Corp.	67	$1,408	0.00%
Mednax Inc.	1,209	$96,140	0.07%
Meridian Bioscience Inc.	1,077	$21,809	0.02%
Mettler Toledo International Inc.	1,537	$297,102	0.21%
Momenta Pharmaceuticals Inc.	5,510	$64,908	0.05%
Mylan Laboratories Inc.	10,968	$301,401	0.22%
Myriad Genetics Inc.	698	$19,021	0.01%
NPS Pharmaceuticals Inc.	783	$7,125	0.01%
NuVasive Inc.	3,912	$60,480	0.04%
Nxstage Medical Inc.	5,433	$61,121	0.04%
Sirona Dental Systems Inc.	192	$12,376	0.01%
Universal Health Services Inc.	7,827	$378,435	0.27%
Varian Medical Systems Inc.	1,941	$136,336	0.10%
VCA Antech Inc.	1,680	$35,364	0.03%
Vertex Pharmaceuticals Inc.	5,454	$228,741	0.16%
Waters Corp.	7,281	$634,321	0.45%
Wellcare Health Plans Inc.	1,776	$86,473	0.06%
Wright Medical Group Inc.	206	$4,324	0.00%
Total Health Care		$7,011,495	5.01%

Industrials
ABM Industries Inc.	2,705	$53,965	0.04%

See Accompanying Notes to Financial Statements. III - 41

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Acacia Research Corp.	1,071	$27,471	0.02%
Aegion Corp.	10,096	$224,030	0.16%
Alaska Air Group Inc.	13,861	$597,270	0.43%
Alliant Techsystems Inc.	2,323	$143,933	0.10%
Avery Dennison Corp.	3,137	$109,544	0.08%
Belden Inc.	13,585	$611,189	0.44%
Brady Corp.	2,948	$98,463	0.07%
Briggs & Stratton Corp.	8,634	$182,005	0.13%
Cintas Corp.	632	$25,849	0.02%
Crane Co.	1,580	$73,122	0.05%
Curtiss-Wright Corp.	179	$5,877	0.00%
Delta Air Lines Inc.	17,474	$207,416	0.15%
Dover Corp.	4,043	$265,666	0.19%
Dycom Industries Inc.	11,040	$218,592	0.16%
Emerson Electric Co.	5,072	$268,613	0.19%
EnPro Industries Inc.	209	$8,548	0.01%
Expeditors International of Washington Inc.	28,227	$1,116,378	0.80%
Franklin Electric Co Inc.	83	$5,160	0.00%
GrafTech International Ltd.	783	$7,352	0.01%
Granite Construction Inc.	11,425	$384,109	0.27%
Heartland Express Inc.	206	$2,692	0.00%
HEICO Corp.	7,877	$352,575	0.25%
Herman Miller Inc.	2,972	$63,660	0.05%
HNI Corp.	685	$20,591	0.01%
Hub Group Inc. – Class A	5,182	$174,115	0.12%
Huron Consulting Group Inc.	1,008	$33,960	0.02%
IDEX Corp.	835	$38,853	0.03%
ITT Corp.	4,648	$109,042	0.08%
Joy Global Inc.	11,772	$750,818	0.54%
Kaydon Corp.	402	$9,620	0.01%
Manpower Inc.	17,183	$729,247	0.52%
Moog Inc. - ClassA	4,911	$201,498	0.14%
Orbital Sciences Corp.	1,490	$20,517	0.01%
Quanex Building Products Corp.	3,057	$62,393	0.04%
Quanta Services Inc.	11,257	$307,204	0.22%
Robert Half International Inc.	35,482	$1,129,037	0.81%
Rockwell Automation Inc.	6,892	$578,859	0.41%
Rockwell Collins Inc.	939	$54,622	0.04%
Simpson Manufacturing Co., Inc.	1,875	$61,481	0.04%
Southwest Airlines Co	48,079	$492,329	0.35%
SPX Corp.	9,998	$701,360	0.50%
Tennant Co.	179	$7,867	0.01%
Timken Co.	2,671	$127,754	0.09%
Trinity Industries Inc.	15,919	$570,219	0.41%
United Continental Holdings Inc.	29,265	$684,216	0.49%
United Stationers Inc.	4,773	$147,915	0.11%
United Technologies Corp.	3,307	$271,207	0.19%
URS Corp.	23,021	$903,804	0.65%

See Accompanying Notes to Financial Statements. III - 42

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Wabash National Corp.	39,374	$353,184	0.25%
Waste Connections Inc.	5,646	$190,778	0.14%
Watts Water Technologies Inc. – Class A	578	$24,848	0.02%
Woodward Inc.	2,768	$105,543	0.08%
Total Industrials		$13,916,360	9.95%

Information Technology
Acme Packet Inc.	50,157	$1,109,479	0.79%
Adobe Systems Inc.	17,385	$655,067	0.47%
Advanced Energy Industries Inc.	798	$11,020	0.01%
Akamai Technologies Inc.	5,454	$223,123	0.16%
Altera Corp.	31,872	$1,097,672	0.79%
Analog Devices Inc.	2,085	$87,695	0.06%
Anixter International Inc.	2,238	$143,187	0.10%
Applied Materials Inc.	8,786	$100,512	0.07%
Aspen Technology Inc.	1,585	$43,809	0.03%
Autodesk Inc.	3,425	$121,074	0.09%
Benchmark Electronics Inc.	1,028	$17,085	0.01%
Blackbaud Inc.	1,454	$33,195	0.02%
Ciena Corp.	948	$14,884	0.01%
Cognizant Technology Solutions Corp. – Class A	5,909	$437,561	0.31%
Coherent Inc.	4,938	$249,962	0.18%
comScore Inc.	2,232	$30,757	0.02%
Comtech Telecommunications Corp.	622	$15,786	0.01%
Cypress Semiconductor Corp.	7,844	$85,029	0.06%
Dice Holdings Inc.	1,069	$9,813	0.01%
Digital River Inc.	771	$11,095	0.01%
Diodes Inc.	9,686	$168,052	0.12%
Earthlink Inc.	5,306	$34,277	0.02%
EchoStar Corp. – Class A	39	$1,335	0.00%
Electronic Arts Inc.	6,641	$96,494	0.07%
Entegris Inc.	5,025	$46,130	0.03%
FactSet Research Systems Inc.	1,900	$167,314	0.12%
Fairchild Semiconductor International Inc.	530	$7,632	0.01%
Fidelity National Information Services Inc.	4,670	$162,563	0.12%
Fiserv Inc.	2,007	$158,613	0.11%
Global Payments Inc.	796	$36,059	0.03%
Hittite Microwave Corp.	3,318	$206,048	0.15%
Informatica Corp.	15,501	$469,990	0.34%
Ingram Micro Inc. - Class A	110	$1,861	0.00%
International Rectifier Corp.	21,063	$373,447	0.27%
Intersil Corp.	17,162	$142,273	0.10%

See Accompanying Notes to Financial Statements. III - 43

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

JDS Uniphase Corp.	68,766	$931,092	0.67%
Juniper Networks Inc.	48,569	$955,352	0.68%
Kulicke & Soffa Industries Inc.	5,954	$71,388	0.05%
Linear Technology Corp.	4,829	$165,635	0.12%
Liquidity Services Inc.	2,427	$99,167	0.07%
Mantech International Corp. – Class A	302	$7,834	0.01%
MKS Instruments Inc.	4,993	$128,720	0.09%
NCR Corp.	4,045	$103,067	0.07%
NetApp Inc.	32,809	$1,100,742	0.79%
Nuance Communications Inc.	385	$8,593	0.01%
Parametric Technology Corp.	447	$10,062	0.01%
Pegasystems Inc.	1,298	$29,439	0.02%
Power Integrations Inc.	302	$10,150	0.01%
Progress Software Corp.	13,183	$276,711	0.20%
Rofin-Sinar Technologies Inc.	127	$2,753	0.00%
Sanmina Corp.	16,952	$187,659	0.13%
Solera Holdings Inc.	7,216	$385,840	0.28%
Stamps.com Inc.	439	$11,063	0.01%
Synaptics Inc.	20,481	$613,816	0.44%
Synchronoss Technologies Inc.	2,463	$51,945	0.04%
Teradata Corp.	2,707	$167,536	0.12%
Tessera Technologies Inc.	13,356	$219,306	0.16%
Texas Instruments Inc.	4,423	$136,848	0.10%
Tibco Software Inc.	4,818	$106,044	0.08%
Tivo Inc.	30,758	$378,939	0.27%
Trimble Navigation Ltd.	9,746	$582,616	0.42%
TTM Technologies Inc.	229	$2,107	0.00%
Ultratech Inc.	2,418	$90,191	0.06%
Unisys Corp.	81	$1,401	0.00%
ValueClick Inc.	13,627	$264,500	0.19%
Verifone Holdings Inc.	2,456	$72,894	0.05%
Verint Systems Inc.	3,563	$104,610	0.07%
VMware Inc. - Class A	532	$50,082	0.04%
WebMD Health Corp.	3,427	$49,143	0.04%
Websense Inc.	766	$11,521	0.01%
Western Digital Corp.	6,918	$293,946	0.21%
Western Union Co.	24,346	$331,349	0.24%
WEX Inc.	389	$29,319	0.02%
Xilinx Inc.	20,790	$746,361	0.53%
Yahoo! Inc.	55,307	$1,100,609	0.79%

See Accompanying Notes to Financial Statements. III - 44

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

Total Information Technology		$16,460,243	11.80%

Materials
Air Products & Chemicals Inc.	2,566	$215,595	0.15%
Cabot Corp.	423	$16,831	0.01%
Calgon Carbon Corp.	18,313	$259,678	0.19%
Century Aluminum Co.	1,605	$14,060	0.01%
Commercial Metals Co.	607	$9,020	0.01%
Innospec Inc.	616	$21,246	0.02%
International Flavors & Fragrances Inc.	5,023	$334,230	0.24%
Intrepid Potash Inc.	581	$12,369	0.01%
Martin Marietta Materials Inc.	11,183	$1,054,333	0.75%
Minerals Technologies Inc.	2,673	$106,706	0.08%
Mosaic Co.	536	$30,354	0.02%
OM Group Inc.	1,879	$41,714	0.03%
Reliance Steel & Aluminum Co.	13,188	$818,975	0.59%
Royal Gold Inc.	2,314	$188,151	0.13%
RTI International Metals Inc.	1,208	$33,292	0.02%
Schnitzer Steel Industries Inc.	1,401	$42,492	0.03%
Sealed Air Corp.	10,490	$183,679	0.13%
Stillwater Mining Co.	70,852	$905,489	0.65%
Total Materials		$4,288,214	3.07%

Telecommunication Services
Cogent Communications Group Inc.	373	$8,445	0.01%
MetroPCS Communications Inc. Com	206	$2,048	0.00%
Telephone & Data Systems Inc.	743	$16,450	0.01%
Total Telecommunication Services		$26,943	0.02%

Utilities
Alliant Energy Corp.	417	$18,310	0.01%
Black Hills Corp.	2,216	$80,529	0.06%
Calpine Corp.	8,148	$147,723	0.11%
CMS Energy Corp.	17,666	$430,697	0.31%
IdaCorp. Inc.	2,252	$97,624	0.07%
Northeast Utilities	4,091	$159,876	0.11%
Northwestern Corp.	155	$5,383	0.00%
OGE Energy Corp.	631	$35,532	0.03%
ONEOK Inc.	4,125	$176,344	0.13%
Pepco Holdings Inc.	22,457	$440,382	0.31%
Portland General Electric Co.	539	$14,747	0.01%
Public Service Enterprise Group Inc.	11,169	$341,771	0.24%
TECO Energy Inc.	1,153	$19,324	0.01%
UGI Corp.	1,874	$61,299	0.04%
UIL Holdings Corp.	560	$20,054	0.01%

See Accompanying Notes to Financial Statements. III - 45

THE CAMPBELL MULTI-STRATEGY TRUST COMPLETE SCHEDULE OF INVESTMENTS DECEMBER 31, 2012

UNS Energy Corp.	551	$23,373	0.02%
Vectren Corp.	8,638	$253,957	0.18%
WGL Holdings Inc.	371	$14,539	0.01%
Total Utilities		$2,341,464	1.66%

Total United States		$78,464,843	56.14

Total equity securities sold short
(proceeds - $102,349,681)		$104,533,088	74.80%

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts.
***	Security did not pay a dividend during the previous twelve months.
ADR	American Depository Receipt
RBS	Royal Bank of Scotland

See Accompanying Notes to Financial Statements. III - 46

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

CAMPBELL & COMPANY INVESTMENT ADVISER LLC

PROXY VOTING POLICY AND PROCEDURES

OVERVIEW

This Proxy Voting Policy was adopted by Campbell & Company Investment Adviser LLC (the "Investment Adviser") to comply with Rule 206(4)-6 (the "Rule") under the Investment Advisers Act of 1940 ("Advisers Act"). The Policy, which has been designed to ensure that the Investment Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by the Investment Adviser and its advisory affiliates. The Investment Adviser's advisory affiliates are defined in this Policy to include: 1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Investment Adviser; and 3) all current employees.

LEGAL REQUIREMENTS

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the Investment Adviser:

●	Adopts and implements written policies and procedures that are reasonably designed to ensure that the Investment Adviser votes client securities in the best interest of clients, which procedures must include how the Investment Adviser addresses material conflicts that may arise between its interests and those of its clients;

●	Discloses to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities; and

●	Describes to clients the Investment Adviser’s proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

In accordance with its obligations under the Rule, the Investment Adviser has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

POLICY

The Policy applies to those client accounts that contain voting securities and for which the Investment Adviser has authority to vote client proxies. The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

When voting proxies for client accounts, the Investment Adviser's primary objective is to make voting decisions solely in the best interest of clients for which it manages assets. In fulfilling its obligations to clients, the Investment Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. As a systematic trader, the Investment Adviser's main goal is to enhance returns for its clients. In general, the Investment Adviser invests in companies with whose management and boards they are generally comfortable. Accordingly, the Investment Adviser has decided to vote proxies in a manner that generally supports management. The Investment Adviser has determined that it is not in the best interest of its clients to act as a shareholder "activist" or a manager who spends time and resources actively engaged in supporting or opposing matters before shareholders.

To help meet its proxy voting obligations and to minimize potential conflicts of interest, the Investment Adviser has retained a third party vendor, Broadridge Financial Services ("Broadridge"). Broadridge casts votes on behalf of Investment Adviser clients through its platform, ProxyEdge, and provides other services, such as independent vote recommendations, ballot tracking and recordkeeping.

PROCEDURES

General

The Investment Adviser shall coordinate with Broadridge to ensure that Broadridge receives proxy voting materials from companies or intermediaries. Such entities shall be instructed to direct all proxy voting materials to Broadridge.

The Investment Adviser shall maintain a list of all of the Investment Adviser clients for which it votes proxies. The list will be maintained electronically by the Compliance Associate. The Compliance Associate will inform Broadridge of any changes on an as needed basis.

The Investment Adviser will inform Broadridge the vote policy guidelines to utilize for its accounts. Currently, the Investment Adviser subscribes to Broadridge’s Typical Investment Manager Policy. This policy was designed to maximize returns by voting in a manner that generally supports management while carefully limiting risk to investors to the greatest extent possible. Under these guidelines, it is expected that the proxies are voted with management approximately 90% of the time.

The Investment Adviser is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of the Investment Adviser’s fiduciary obligations. The Investment Adviser shall not ignore or neglect its proxy voting responsibilities at any time. However, there may be times when refraining from voting is in the client’s best interest, such as when the Investment Adviser’s analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client. For example, the Investment Adviser has determined that the cost of casting a vote on a foreign security exceeds any potential benefit to its clients. The Investment Adviser shall file a Form N-PX for its clients, where appropriate.

The Investment Adviser will provide a description of its proxy voting policies and procedures in its Form ADV Part 2 and will disclose to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities.

The Chief Compliance Officer will report any attempts by the personnel of the Investment Adviser to influence the voting of client proxies in a manner that is inconsistent with this Policy. Such report shall be made to the Investment Adviser’s Chief Executive Officer (“CEO”), or if the CEO is the person attempting to influence the voting, then to the Investment Adviser’s outside counsel.

Material Conflicts of Interest

As noted previously, the Investment Adviser will vote its clients’ proxies in the best interest of its clients and not its own. In voting client proxies, the Investment Adviser shall avoid material conflicts of interest between the interests of the Investment Adviser on the one hand and the interests of its clients on the other.

The Investment Adviser may be exposed to potential material conflicts of interest. For example, business or personal relationships may exist between the Investment Adviser, its officers, managers or employees and a public company in which the Investment Adviser has invested. To address these, and other, potential material conflicts of interest, the Investment Adviser subscribes to vote recommendations provided by an independent third party, Broadridge.

In the rare event that a vote recommendation is overridden by the Investment Adviser, the Chief Compliance Officer must first review the proxy and determine whether any material conflicts of interest exist. If there are no material conflicts of interest, the vote recommendation may be overridden, provided that the proposed proxy vote is in accordance with the policy stated herein. If a material conflict of interest exists, the Chief Compliance Officer will either obtain the informed consent of the affected clients as to the fact that a material conflict exists in voting the client’s proxy in the manner favored by the Investment Adviser or the proxy will be voted in accordance with Broadridge’s vote recommendation. When overriding a recommended vote, prior approval is required by the Chief Executive Officer. The Investment Adviser will maintain documentation of the analysis of the override, approvals required and the vote ultimately cast.

Recordkeeping

In accordance with Rule 204-2(c)(2) under the Advisers Act, the Investment Adviser shall maintain the following documents in an easily accessible place for five years, the first two in an appropriate office of the Investment Adviser:

•	Proxy voting policies and procedures;
•	Proxy statements received regarding client securities;
•	Records of votes cast on behalf of clients;
•	Records of client requests for proxy voting information; and
•	Any documents prepared by the Investment Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, the Investment Adviser may rely on proxy statements filed on the SEC’s EDGAR system (see www.sec.gov/search/search.htm). Additionally, the Investment Adviser may rely on Broadridge to maintain records of proxy votes cast.

All proxy votes will be recorded and the following information will be maintained:

•	The name of the issuer of the portfolio security;
•	The exchange ticker symbol of the portfolio security;
•	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
•	The shareholder meeting date;
•	The number of shares the Investment Adviser voted on a firm-wide basis;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether or not the Investment Adviser cast its votes on the matter;
•	How the Investment Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
•	Whether the Investment Adviser cast its vote with or against management; and
•	Whether any client requested an alternative vote on its proxy.

Client Request to Review Votes

Any request by a client to review votes, whether written (including e-mail) or oral, received by any of the Investment Adviser’s employees, must be promptly reported to the Chief Compliance Officer. All written requests must be retained by the Investment Adviser. The following additional procedures shall be followed with respect to a client request to review proxy voting information:

The Chief Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

The Investment Adviser shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of the Investment Adviser. Such a review shall be documented and should be attached and maintained with the client’s written request, if applicable, and maintained in the permanent file.

Clients are permitted to request, and the Investment Adviser is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

Annual Review & Certification

On an annual basis, the Investment Adviser will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients’ proxies in accordance with the Rule. Further, the Investment Adviser employee that is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures. The foregoing certifications must be set forth in writing on a standard Proxy Voting Policy Annual Certification Form (see Exhibit A - Annual Proxy Certification).

Confidentiality

All reports and any other information filed with the Investment Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to the Investment Adviser’s management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

Amendment

The Investment Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by the Investment Adviser management.

Questions or Concerns

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to the Investment Adviser’s voting of client proxies, should be directed to the Chief Compliance Officer.

EXHIBIT A

PROXY VOTING POLICY

ANNUAL CERTIFICATION FORM

I have recently read and reviewed the Investment Adviser’s Proxy Voting Policy and Procedures. I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance. I certify that if I have a question as to whether a particular issue may present a material conflict of interest with respect to the Investment Adviser’s voting of client proxies, then I shall immediately notify the Chief Compliance Officer.

I further certify that I have fully and accurately completed this certificate. I am currently aware of the following potential material conflicts of interest or attempts to influence the Investment Adviser’s proxy voting process, which are discussed below.

KNOWN POTENTIAL MATERIAL CONFLICTS OR ATTEMPTS TO INFLUENCE THE PROXY VOTING PROCESS (describe fully below):

CERTIFIED BY:

NAME:	(PRINT)

SIGNATURE:

DATE:

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Management

The Adviser makes the Trust’s trading decisions using proprietary models which analyze both technical and fundamental market indicators. Following are the biographies of members of the Adviser’s Investment Committee, which is responsible for overseeing the proprietary models utilized on behalf of the Trust.

G. William Andrews, born in 1972, joined Campbell & Company in April 1997 and was appointed to the Board of Directors of Campbell & Company and as Chief Executive Officer of both Campbell & Company and Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser, in November 2012. Mr. Andrews is also, since November 2012, the Chief Executive Officer of The Campbell Multi-Strategy Trust, a registered investment company and Director of Campbell Financial Services, Inc., an SEC-registered broker-dealer and FINRA member. Since March 2010, Mr. Andrews has served on the firm’s Investment Committee. Mr. Andrews served as Co-Director of Research since November 2011 until October 2012; Chief Operating Officer from January 2010 to May 2012; Vice President: Director of Operations from April 2007 to January 2010; Vice President: Director of Research Operations from March 2006 to April 2007 and Research Assistant from March 2005 to February 2006. He has also served as the Vice President and Chief Operating Officer of Campbell & Company Investment Adviser LLC and The Campbell Multi-Strategy Trust from March 2010 to June 2012. Mr. Andrews holds an M.B.A. in Finance from Loyola College in Maryland and a Bachelor of Social Science from Waikato University, New Zealand. Mr. Andrews became listed as a Principal of Campbell & Company and Campbell & Company Investment Adviser LLC effective June 21, 2006 and March 29, 2010, respectively.

.

Michael S. Harris, born in 1975, has been employed by Campbell & Company since July 2000, and was appointed to the Board of Directors of Campbell & Company and as President of both Campbell & Company and Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser, in November 2012. Mr. Harris has also been appointed, since November 2012, as President of The Campbell Multi-Strategy Trust, a registered investment company, and as Director of Campbell Financial Services, Inc., an SEC- registered broker-dealer FINRA member. Since March 2010, Mr. Harris has served on the firm’s Investment Committee. Mr. Harris served as Vice President and Director of Trading since June 2006 to October 2012 and as Deputy Manager of Trading from September 2004 to May 2012. Mr. Harris holds a B.A. in Economics and Japanese Studies from Gettysburg College. He also spent time studying abroad at Kansai Gaidai University in Osaka, Japan. Mr. Harris became registered as a NFA Associated Member and Associated Person effective August 19, 2000 and September 21, 2000, respectively; and listed as a Principal of Campbell & Company and Campbell & Company Investment Adviser LLC effective June 15, 2006 and November 13, 2012, respectively.

Dr. Xiaohua Hu, born in 1963, joined Campbell & Company in April 1994 and was appointed as Director of Research of both Campbell & Company and Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser, in November 2012. Dr. Hu formerly served as the Co-Director of Research from November 2011 to October 2012. Since he joined the firm Dr. Hu has had a major role in the ongoing research and development of Campbell & Company’s trading systems. In March 2010, Dr. Hu was appointed to the firm’s Investment Committee. As Director of Research he is responsible for the management of the research and investment process at the firm.  Dr. Hu holds a B.A. in Manufacturing Engineering from Changsha Institute of Technology in China. He went on to receive a Ph.D. in Systems and Information Engineering from the Toyohashi University of Technology, in Japan. During his studies at Toyohashi, Dr. Hu was also a Visiting Researcher in Computer Science and Operations Research and published several refereed papers in the Journal of Society of Instrument and Control Engineers of Japan. Dr. Hu was listed as a Principal of Campbell & Company from February 1998 to December 2001. Dr. Hu again became listed as a Principal of Campbell & Company and Campbell & Company Investment Adviser LLC effective April 7, 2010 and November 14, 2012 respectively.

The Trust utilizes a systematic, model driven trading approach. The Adviser manages the Trust's assets based on signals derived from models, thereby minimizing the "human" element from the day-to-day individual investment decision making process. More specifically, risk management sits at the model and portfolio level. Portfolio-wide position limits, portfolio volatility and model diversification are also monitored.

Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2012

	Number of Accounts and Assets for Which Advisory Fee is Performance-Based**
	Registered Investment Companies	Other Pooled Investment Vehicles**	Other Accounts***
G. William Andrews*	0 accounts	16 accounts	4 accounts
	$0	$2,372,299,023	$82,483,014

Michael S. Harris *	0 accounts	16 accounts	4 accounts
	$0	$2,372,299,023	$82,483,014

Xiaohua Hu *	0 accounts	16 accounts	4 accounts
	$0	$2,372,299,023	$82,483,014

*	G. William Andrews, Michael S. Harris and Xiaohua Hu are members of the Adviser’s Investment Committee.
**	Of the Other Pooled Investment Vehicles, 15 accounts with net assets of $2,345,324,902 have a performance-based fee.
***	Of the Other Accounts, 1 account with net assets of $23,554,215 has a performance-based fee.

Portfolio Manager Compensation

The Investment Committee members are compensated by Campbell & Company, Inc., the managing member and sole owner of the Adviser. The elements of total compensation for the Investment Committee members are base salary and a combination of profit sharing and/or discretionary bonus. Profit sharing is based on the annual pre-tax earnings of Campbell & Company, Inc. (a Subchapter S corporation) as well as other employee benefits. Discretionary bonuses are based on the performance of Campbell & Company, Inc. as well as the individual performance of the member.

Base Salary. Similar to that of many asset management firms, base salaries, which are fixed, represent a relatively small portion of the Investment Committee members’ total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) profit-sharing/discretionary bonus element of a Investment Committee member’s compensation.

Performance-Based Profit Sharing. The profit sharing portion of the compensation for each Investment Committee member is based on the pre-tax earnings of Campbell & Company, Inc. and, as such, will be a product of the advisory and performance-based fees earned through the management of the Trust, the Other Pooled Investment Vehicles, and the Other Accounts mentioned above (See –Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2012). Other factors, such as expenses, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation, will also contribute to the profitability of the Adviser and its affiliates, and will therefore affect the profit sharing aspect of the Investment Committee member’s compensation. Discretionary bonuses are a function of the profitability of Campbell & Company, Inc. as well as a number of factors relating to the individual performance of the member.

Performance-based profit sharing and discretionary bonuses are distributed to the Investment Committee members in cash.

The Adviser strongly believes that providing performance-based compensation and equity ownership aligns the interests of the Investment Committee members with the interests of the Shareholders. This approach ensures that certain Investment Committee members participate in both the “downside risk” and “upside opportunity” of the performance of the Adviser and its affiliates. Investment Committee members therefore have a direct incentive to protect the Adviser’s reputation and integrity.

Other Benefits. Investment Committee members are also eligible to participate in broad-based plans offered generally to employees of Campbell & Company and its affiliates, including broad-based 401(k), health, and other employee benefit plans.

Equity Securities Beneficially Owned by the Portfolio Managers as of December 31, 2012

Dollar Range of Equity Securities Beneficially Owned

G. William Andrews	None

Michael S. Harris	None

Xiaohua Hu	$100,001 - $500,000

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs		Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
1/01/2012 To 1/31/2012	None	None	None		None
2/01/2012 To 2/28/2012	None	None	None		None
3/01/2012 To 3/31/2012	2,956.649	$1,329.90	2,956.649	(1)	None
4/01/2012 To 4/30/2012	None	None	None		None
5/01/2012 To 5/31/2012	None	None	None		None
6/01/2012 To 6/30/2012	2,738.884	$1,308.64	2,738.884	(2)	None
7/01/2012 To 7/31/2012	None	None	None		None
8/01/2012 To 8/30/2012	None	None	None		None
9/01/2012 To 9/30/2012	7,785.175	$1,355.10	7,785.175	(3)	None
10/01/2012 To 10/31/2012	None	None	None		None
11/01/2012 To 11/30/2012	None	None	None		None
12/01/2012 To 12/31/2012	12,154.556	$1,279.97	12,154.556	(4)	None
Total	26,635.264		26,635.264

(1) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on February 15, 2012 that expired on March 16, 2012. In connection with this repurchase offer, the Trust offered to repurchase up to 26,548.182 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of March 31, 2012.

(2) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on May 16, 2012 that expired on June 15, 2012. In connection with this repurchase offer, the Trust offered to repurchase up to 28,737.757 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of June 30, 2012.

(3) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on August 15, 2012 that expired on September 14, 2012. In connection with this repurchase offer, the Trust offered to repurchase up to 30,583.886 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of September 30, 2012.

(4) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on November 16, 2012 that expired on December 17, 2012. In connection with this repurchase offer, the Trust offered to repurchase up to 30,068.958 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of December 31, 2012.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not Applicable.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(3)	Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan

Gregory T. Donovan, Chief Financial Officer

Date	March 11, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ G. William Andrews

G. William Andrews, Chief Executive Officer

Date	March 11, 2013

By	/s/ Gregory T. Donovan

Gregory T. Donovan, Chief Financial Officer

Date	March 11, 2013